GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 96.7%
Argentina – 0.2%
19,843	Globant SA (Information Technology)*	$ 2,782,187
33,045	Telecom Argentina SA ADR (Communication Services)	283,857

		3,066,044

Brazil – 5.0%
1,616,291	Ambev SA (Consumer Staples)	3,714,038
478,800	Atacadao SA (Consumer Staples)	1,630,059
98,600	B2W Cia Digital (Consumer Discretionary)*	1,663,334
367,915	B3 SA – Brasil Bolsa Balcao (Financials)	3,085,660
607,332	Banco Bradesco SA (Financials)	1,990,483
395,540	Banco do Brasil SA (Financials)	2,246,037
628,883	BB Seguridade Participacoes SA (Financials)	2,927,245
247,803	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	2,478,441
163,800	Cosan SA (Energy)*	1,986,012
270,700	CPFL Energia SA (Utilities)*	1,607,423
241,458	Energisa SA (Utilities)	2,111,774
291,532	Engie Brasil Energia SA (Utilities)	2,276,495
572,224	Equatorial Energia SA (Utilities)*	2,112,480
200,816	Hapvida Participacoes e Investimentos SA (Health Care)(a)	2,028,459
1,216,023	IRB Brasil Resseguros SA (Financials)	1,858,370
843,691	JBS SA (Consumer Staples)	3,412,917
509,211	Klabin SA (Materials)	1,847,977
236,657	Localiza Rent a Car SA (Industrials)	1,676,743
594,501	Lojas Renner SA (Consumer Discretionary)	4,219,774
348,367	Magazine Luiza SA (Consumer Discretionary)	4,127,601
312,597	Natura & Co. Holding SA (Consumer Staples)	2,139,964
189,153	Notre Dame Intermedica Participacoes SA (Health Care)	2,169,769
899,791	Petroleo Brasileiro SA (Energy)	3,452,642
282,669	Porto Seguro SA (Financials)	2,461,793
213,096	Raia Drogasil SA (Consumer Staples)	4,294,015
363,387	Sul America SA (Financials)	3,000,848
909,800	Vale SA (Materials)	8,878,386

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
559,576	WEG SA (Industrials)	$ 4,309,820

		79,708,559

Chile – 0.6%
44,790,742	Banco Santander Chile (Financials)	1,813,435
1,481,926	Cencosud SA (Consumer Staples)	1,720,816
276,225	Cia Cervecerias Unidas SA (Consumer Staples)	1,985,582
14,455,255	Enel Americas SA (Utilities)	2,091,452
20,966,600	Enel Chile SA (Utilities)	1,562,079

		9,173,364

China – 34.2%
32,538	58.com, Inc. ADR (Communication Services)*	1,562,149
4,953,561	Agricultural Bank of China Ltd., Class A (Financials)	2,350,871
10,244,279	Agricultural Bank of China Ltd., Class H (Financials)	4,136,833
471,151	Alibaba Group Holding Ltd. ADR (Consumer Discretionary)*	97,712,006
653,600	Alibaba Health Information Technology Ltd. (Health Care)*	1,531,335
287,900	A-Living Services Co. Ltd., Class H (Industrials)(a)	1,541,459
328,900	Anhui Conch Cement Co. Ltd., Class H (Materials)	2,463,249
659,718	ANTA Sports Products Ltd. (Consumer Discretionary)	5,881,372
29,146	Autohome, Inc. ADR (Communication Services)	2,242,202
59,241	Baidu, Inc. ADR (Communication Services)*	6,312,129
3,322,460	Bank of Beijing Co. Ltd., Class A (Financials)	2,263,143
5,329,186	Bank of China Ltd., Class A (Financials)	2,566,329
18,415,874	Bank of China Ltd., Class H (Financials)*	6,723,897
3,161,075	Bank of Communications Co. Ltd., Class A (Financials)	2,254,696
5,708,605	Bank of Communications Co. Ltd., Class H (Financials)	3,461,546

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,568,625	Bank of Jiangsu Co. Ltd., Class A (Financials)	$ 2,122,534
1,455,476	Bank of Shanghai Co. Ltd., Class A (Financials)	1,645,593
534,254	Beijing Enterprises Holdings Ltd. (Utilities)	1,774,873
8,875,346	China Cinda Asset Management Co. Ltd., Class H (Financials)	1,637,433
4,921,327	China CITIC Bank Corp. Ltd., Class H (Financials)	2,139,707
644,151	China Conch Venture Holdings Ltd. (Industrials)	2,892,073
1,906,672	China Construction Bank Corp., Class A (Financials)	1,695,305
25,061,694	China Construction Bank Corp., Class H (Financials)	19,691,100
3,402,972	China Everbright Bank Co. Ltd., Class A (Financials)	1,809,738
6,817,706	China Everbright Bank Co. Ltd., Class H (Financials)	2,761,914
157,700	China International Travel Service Corp. Ltd., Class A (Consumer Discretionary)	2,228,298
2,729,700	China Jinmao Holdings Group Ltd. (Real Estate)	1,887,652
1,627,256	China Lesso Group Holdings Ltd. (Industrials)	1,965,052
1,131,726	China Life Insurance Co. Ltd., Class H (Financials)	2,120,070
2,143,482	China Medical System Holdings Ltd. (Health Care)	2,441,872
1,710,925	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	6,114,388
365,040	China Merchants Bank Co. Ltd., Class A (Financials)	1,723,242
1,219,468	China Merchants Bank Co. Ltd., Class H (Financials)	5,711,094
3,132,239	China Minsheng Banking Corp. Ltd., Class A (Financials)	2,487,708
5,317,832	China Minsheng Banking Corp. Ltd., Class H (Financials)	3,697,989
1,679,461	China Mobile Ltd. (Communication Services)	11,722,209

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,625,490	China National Building Material Co. Ltd., Class H (Materials)	$ 1,824,508
754,772	China Overseas Land & Investment Ltd. (Real Estate)	2,298,106
2,710,484	China Petroleum & Chemical Corp., Class A (Energy)	1,566,316
5,254,829	China Petroleum & Chemical Corp., Class H (Energy)	2,433,858
566,989	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	3,002,825
513,603	China Resources Land Ltd. (Real Estate)	2,024,329
4,138,669	China Resources Pharmaceutical Group Ltd. (Health Care)(a)	2,253,281
1,336,651	China Shenhua Energy Co. Ltd., Class H (Energy)	2,441,876
12,976,895	China Telecom Corp. Ltd., Class H (Communication Services)	4,302,751
13,507,500	China Tower Corp. Ltd., Class H (Communication Services)(a)	2,718,578
3,604,002	China Unicom Hong Kong Ltd. (Communication Services)*	2,087,727
3,042,864	China United Network Communications Ltd., Class A (Communication Services)	2,106,670
1,088,458	China Yangtze Power Co. Ltd., Class A (Utilities)	2,642,065
4,072,472	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	1,560,475
2,229,123	CITIC Ltd. (Industrials)	2,116,675
3,559,950	CNOOC Ltd. (Energy)	3,963,665
2,195,864	Country Garden Holdings Co. Ltd. (Real Estate)	2,714,021
524,712	Country Garden Services Holdings Co. Ltd. (Industrials)*	2,457,366
2,066,412	CSPC Pharmaceutical Group Ltd. (Health Care)*	4,046,979
2,866,942	Dali Foods Group Co. Ltd. (Consumer Staples)(a)	1,819,811
263,065	ENN Energy Holdings Ltd. (Utilities)	3,068,130
7,045,833	GD Power Development Co. Ltd., Class A (Utilities)	1,789,930

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,028,091	Geely Automobile Holdings Ltd. (Consumer Discretionary)	$ 1,405,982
889,444	Guangdong Investment Ltd. (Utilities)	1,751,118
444,111	Haidilao International Holding Ltd. (Consumer Discretionary)*(a)(b)	2,145,782
1,424,218	Haier Electronics Group Co. Ltd. (Consumer Discretionary)	3,968,921
2,424,116	Huaxia Bank Co. Ltd., Class A (Financials)	2,155,386
3,330,595	Industrial & Commercial Bank of China Ltd., Class A (Financials)	2,380,258
16,276,545	Industrial & Commercial Bank of China Ltd., Class H (Financials)	10,499,642
1,188,393	Industrial Bank Co. Ltd., Class A (Financials)	2,670,658
178,087	JD.com, Inc. ADR (Consumer Discretionary)*	9,675,467
377,609	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	4,148,102
28,300	JOYY, Inc. ADR (Communication Services)*	1,727,715
2,800,961	Kunlun Energy Co. Ltd. (Utilities)	1,716,497
24,238	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	4,623,496
4,020,386	Lenovo Group Ltd. (Information Technology)	2,183,696
1,620,341	Li Ning Co. Ltd. (Consumer Discretionary)	5,435,281
1,053,495	Longfor Group Holdings Ltd. (Real Estate)(a)	4,770,697
371,892	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	2,309,985
591,402	Meituan Dianping, Class B (Consumer Discretionary)*	11,193,223
89,721	Momo, Inc. ADR (Communication Services)	1,740,588
22,147	NetEase, Inc. ADR (Communication Services)	8,480,086
50,096	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	6,009,516
7,994,704	PetroChina Co. Ltd., Class H (Energy)	2,743,635

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,199,445	PICC Property & Casualty Co. Ltd., Class H (Financials)	$ 2,769,743
58,406	Pinduoduo, Inc. ADR (Consumer Discretionary)*	3,905,609
122,500	Ping An Healthcare and Technology Co. Ltd. (Health Care)*(a)	1,613,631
215,470	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	2,126,669
1,612,144	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	15,911,368
2,989,587	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	1,901,518
915,535	Semiconductor Manufacturing International Corp. (Information Technology)*	1,989,112
1,030,600	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	1,802,985
1,768,564	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	2,609,324
32,200	Silergy Corp. (Information Technology)	1,737,352
57,501	SINA Corp. (Communication Services)*	1,800,356
848,800	Sinopharm Group Co. Ltd., Class H (Health Care)	2,087,231
3,227,329	Sun Art Retail Group Ltd. (Consumer Staples)	4,938,217
1,336,202	Suning.com Co. Ltd., Class A (Consumer Discretionary)	1,635,701
89,320	TAL Education Group ADR (Consumer Discretionary)*	5,043,007
1,535,186	Tencent Holdings Ltd. (Communication Services)	81,285,039
1,921,419	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	3,301,935
1,393,957	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	1,978,264
67,086	Trip.com Group Ltd. ADR (Consumer Discretionary)*	1,782,475
326,056	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	5,653,811
3,107,952	Want Want China Holdings Ltd. (Consumer Staples)	2,233,427

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,172,604	Weichai Power Co. Ltd., Class H (Industrials)	$ 2,030,234
333,026	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	1,580,481
100,692	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	2,082,934
123,540	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	1,941,320
1,197,700	Xiaomi Corp., Class B (Information Technology)*(a)	1,857,355
470,172	Yihai International Holding Ltd. (Consumer Staples)*	4,200,672
203,148	Yum China Holdings, Inc. (Consumer Discretionary)	9,413,878
82,300	ZTO Express Cayman, Inc. ADR (Industrials)	2,684,626

		546,147,007

Colombia – 0.1%
429,963	Interconexion Electrica SA ESP (Utilities)	2,269,695

Egypt – 0.3%
1,116,696	Commercial International Bank Egypt SAE GDR (Financials)	4,310,446
328,103	Commercial International Bank Egypt SAE (Financials)	1,293,173

		5,603,619

Greece – 0.3%
316,643	Hellenic Telecommunications Organization SA (Communication Services)	4,459,081

Hong Kong – 0.3%
2,845,311	Sino Biopharmaceutical Ltd. (Health Care)	4,478,492

India – 8.5%
123,056	Asian Paints Ltd. (Materials)	2,739,035
122,675	Avenue Supermarts Ltd. (Consumer Staples)*(a)	3,681,649

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
322,899	Berger Paints India Ltd. (Materials)	$ 2,099,887
296,851	Bharti Airtel Ltd. (Communication Services)*	2,169,373
59,405	Britannia Industries Ltd. (Consumer Staples)	2,654,464
151,300	Colgate-Palmolive India Ltd. (Consumer Staples)	2,784,242
350,361	Dabur India Ltd. (Consumer Staples)	2,161,254
96,270	Divi’s Laboratories Ltd. (Health Care)	3,042,930
91,764	Dr. Reddy’s Laboratories Ltd. (Health Care)	4,940,660
832,002	HCL Technologies Ltd. (Information Technology)	6,054,375
64,874	HDFC Asset Management Co. Ltd. (Financials)(a)	2,165,777
366,654	HDFC Life Insurance Co. Ltd. (Financials)*(a)	2,536,933
316,698	Hindustan Unilever Ltd. (Consumer Staples)	8,616,648
410,772	Housing Development Finance Corp. Ltd. (Financials)	9,011,683
640,075	ICICI Bank Ltd. (Financials)	2,809,884
137,207	ICICI Lombard General Insurance Co. Ltd. (Financials)(a)	2,360,143
404,160	ICICI Prudential Life Insurance Co. Ltd. (Financials)(a)	2,101,073
1,587,500	Indian Oil Corp. Ltd. (Energy)	1,746,715
372,400	Indraprastha Gas Ltd. (Utilities)	2,325,030
1,286,166	Infosys Ltd. (Information Technology)	11,753,303
975,353	ITC Ltd. (Consumer Staples)*	2,545,563
74,000	Jubilant Foodworks Ltd. (Consumer Discretionary)	1,621,191
134,300	Lupin Ltd. (Health Care)	1,544,829
671,953	Marico Ltd. (Consumer Staples)	3,055,130
22,943	Nestle India Ltd. (Consumer Staples)	5,322,118
1,317,900	NTPC Ltd. (Utilities)	1,705,407
518,400	Petronet LNG Ltd. (Energy)	1,731,399
135,784	Pidilite Industries Ltd. (Materials)	2,636,804
125,700	Piramal Enterprises Ltd. (Health Care)	1,608,647
959,688	Power Grid Corp. of India Ltd. (Utilities)	1,999,555
614,521	Reliance Industries Ltd. (Energy)	11,900,941

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
224,241	SBI Life Insurance Co. Ltd. (Financials)*(a)	$ 2,279,442
302,351	Tata Consultancy Services Ltd. (Information Technology)	7,886,426
330,700	Tata Consumer Products Ltd. (Consumer Staples)*	1,604,600
327,817	Tech Mahindra Ltd. (Information Technology)	2,299,645
73,700	Torrent Pharmaceuticals Ltd. (Health Care)	2,302,679
36,571	UltraTech Cement Ltd. (Materials)	1,888,539
1,572,053	Wipro Ltd. (Information Technology)	4,424,087

		136,112,060

Indonesia – 1.4%
2,258,147	Bank Central Asia Tbk PT (Financials)	4,010,877
12,087,352	Bank Rakyat Indonesia Persero Tbk PT (Financials)	2,440,636
23,611,708	Barito Pacific Tbk PT (Materials)*	2,181,780
3,356,993	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	1,872,655
5,349,200	Indofood Sukses Makmur Tbk PT (Consumer Staples)	2,105,264
20,787,700	Kalbe Farma Tbk PT (Health Care)	2,013,319
16,599,679	Telekomunikasi Indonesia Persero Tbk PT (Communication Services)	3,578,986
7,152,294	Unilever Indonesia Tbk PT (Consumer Staples)	3,793,996

		21,997,513

Luxembourg – 0.1%
131,703	Reinet Investments SCA (Financials)	2,054,416

Mexico – 2.1%
3,177,576	Alfa SAB de CV, Class A (Industrials)	1,685,728
10,493,527	America Movil SAB de CV, Series L (Communication Services)	7,022,634
472,957	Arca Continental SAB de CV (Consumer Staples)	2,113,904
415,046	Coca-Cola Femsa SAB de CV (Consumer Staples)	1,815,308
601,829	Fomento Economico Mexicano SAB de CV (Consumer Staples)	4,078,233

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
326,072	Gruma SAB de CV, Class B (Consumer Staples)	$ 3,242,781
2,046,838	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	3,206,718
582,533	Grupo Financiero Banorte SAB de CV, Class O (Financials)	1,770,257
876,813	Grupo Mexico SAB de CV, Series B (Materials)	1,881,227
1,271,866	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	1,978,225
2,043,300	Wal-Mart de Mexico SAB de CV (Consumer Staples)	5,110,616

		33,905,631

Peru – 0.1%
17,759	Credicorp Ltd. (Financials)	2,447,545

Philippines – 0.6%
69,239	Globe Telecom, Inc. (Communication Services)	3,137,777
809,288	Jollibee Foods Corp. (Consumer Discretionary)	1,737,843
105,800	PLDT, Inc. (Communication Services)	2,664,856
96,700	SM Investments Corp. (Industrials)*	1,747,935

		9,288,411

Poland – 1.0%
26,711	CD Projekt SA (Communication Services)*	2,693,647
266,300	Cyfrowy Polsat SA (Communication Services)	1,737,115
77,158	Dino Polska SA (Consumer Staples)*(a)	3,518,568
1,649	LPP SA (Consumer Discretionary)	2,825,069
121,058	Polski Koncern Naftowy ORLEN SA (Energy)	2,018,339
335,673	Powszechny Zaklad Ubezpieczen SA (Financials)	2,501,494

		15,294,232

Qatar – 1.2%
1,693,318	Commercial Bank PSQC (The) (Financials)	1,718,432
2,183,614	Masraf Al Rayan QSC (Financials)	2,350,938

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Qatar – (continued)
1,185,615	Ooredoo QPSC (Communication Services)	$ 2,051,137
384,608	Qatar Fuel QSC (Energy)	1,690,120
982,983	Qatar International Islamic Bank QSC (Financials)	2,095,015
692,864	Qatar Islamic Bank (Financials)	2,930,543
1,423,192	Qatar National Bank QPSC (Financials)	6,910,748

		19,746,933

Russia – 4.7%
3,028,283	Gazprom PJSC (Energy)	8,571,553
55,138,871	Inter RAO UES PJSC (Utilities)	3,859,028
164,318	LUKOIL PJSC (Energy)	12,194,534
2,880,300	Magnitogorsk Iron & Steel Works PJSC (Materials)	1,648,885
16,186	MMC Norilsk Nickel PJSC (Materials)	5,066,055
261,759	Mobile TeleSystems PJSC ADR (Communication Services)	2,327,038
1,755,700	Moscow Exchange MICEX-RTS PJSC (Financials)	2,840,535
14,199	Novatek PJSC GDR (Energy)	2,054,595
855,700	Novolipetsk Steel PJSC (Materials)	1,668,731
121,900	PhosAgro PJSC GDR (Materials)	1,603,680
205,701	Polymetal International PLC (Materials)	4,115,986
23,420	Polyus PJSC (Materials)	3,870,000
344,922	Rosneft Oil Co. PJSC (Energy)	1,836,882
2,898,495	Sberbank of Russia PJSC (Financials)	8,226,755
101,724	Severstal PAO GDR (Materials)	1,334,619
135,008	Severstal PAO (Materials)	1,786,187
5,192,118	Surgutneftegas PJSC (Energy)	2,911,327
341,037	Tatneft PJSC (Energy)	2,568,353
14,687	Tatneft PJSC ADR (Energy)	660,915
4,318,932,120	VTB Bank PJSC (Financials)	2,219,955
107,975	X5 Retail Group NV GDR (Consumer Staples)	3,193,032

		74,558,645

Saudi Arabia – 2.3%
287,125	Al Rajhi Bank (Financials)	4,294,458
388,499	Arab National Bank (Financials)	2,043,045

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
811,566	Dar Al Arkan Real Estate Development Co. (Real Estate)*	$ 1,477,342
338,994	Etihad Etisalat Co. (Communication Services)*	2,336,645
292,925	National Commercial Bank (Financials)	2,915,607
360,549	Riyad Bank (Financials)	1,573,654
569,051	Sahara International Petrochemical Co. (Materials)	2,180,794
288,789	Samba Financial Group (Financials)	1,810,743
485,483	Saudi Arabian Oil Co. (Energy)(a)	4,263,723
91,636	Saudi Basic Industries Corp. (Materials)	2,024,162
651,594	Saudi Electricity Co. (Utilities)*	2,930,656
330,748	Saudi Industrial Investment Group (Materials)	1,716,457
1,053,274	Saudi Kayan Petrochemical Co. (Materials)*	2,326,593
96,661	Saudi Telecom Co. (Communication Services)	2,572,482
241,087	Savola Group (The) (Consumer Staples)	2,630,623

		37,096,984

South Africa – 3.4%
358,200	Absa Group Ltd. (Financials)	1,649,839
26,456	Anglo American Platinum Ltd. (Materials)	1,665,665
132,233	AngloGold Ashanti Ltd. (Materials)	3,184,033
262,405	Aspen Pharmacare Holdings Ltd. (Health Care)*	2,079,057
154,103	Bid Corp. Ltd. (Consumer Staples)	2,152,958
200,994	Bidvest Group Ltd. (The) (Industrials)	1,731,243
34,220	Capitec Bank Holdings Ltd. (Financials)	1,641,694
160,414	Clicks Group Ltd. (Consumer Staples)	2,117,925
1,045,258	FirstRand Ltd. (Financials)	2,379,319
232,212	Gold Fields Ltd. (Materials)	1,805,852
243,052	Mr Price Group Ltd. (Consumer Discretionary)(b)	1,792,266
478,811	MultiChoice Group (Communication Services)*	2,349,581
76,253	Naspers Ltd., Class N (Consumer Discretionary)	12,060,210

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
357,266	Nedbank Group Ltd. (Financials)	$ 2,001,800
3,549,381	Old Mutual Ltd. (Financials)	2,260,957
877,395	Pick n Pay Stores Ltd. (Consumer Staples)	2,652,167
214,500	Remgro Ltd. (Financials)	1,690,741
918,256	Sibanye Stillwater Ltd. (Materials)*	1,686,035
158,900	SPAR Group Ltd. (The) (Consumer Staples)	1,579,040
345,390	Standard Bank Group Ltd. (Financials)	1,990,702
182,800	Tiger Brands Ltd. (Consumer Staples)	1,628,034
273,328	Vodacom Group Ltd. (Communication Services)	1,957,072

		54,056,190

South Korea – 12.2%
18,167	Amorepacific Corp. (Consumer Staples)	2,391,070
50,400	AMOREPACIFIC Group (Consumer Staples)	2,352,231
21,600	Celltrion Healthcare Co. Ltd. (Health Care)*	1,583,657
11,000	Celltrion, Inc. (Health Care)*	1,896,322
167,620	Cheil Worldwide, Inc. (Communication Services)	2,246,754
6,500	CJ CheilJedang Corp. (Consumer Staples)	1,558,803
16,600	CJ ENM Co. Ltd. (Consumer Discretionary)	1,621,866
52,260	Coway Co. Ltd. (Consumer Discretionary)	2,810,381
53,900	Fila Holdings Corp. (Consumer Discretionary)	1,673,426
78,652	GS Holdings Corp. (Energy)	2,394,267
76,284	GS Retail Co. Ltd. (Consumer Staples)	2,624,005
94,646	Hana Financial Group, Inc. (Financials)	2,273,583
219,100	Hanon Systems (Consumer Discretionary)	1,723,149
18,800	HLB, Inc. (Consumer Discretionary)*	1,713,852
46,597	Hotel Shilla Co. Ltd. (Consumer Discretionary)	2,979,920
36,708	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	1,896,978

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
17,071	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	$ 2,729,265
22,165	Hyundai Motor Co. (Consumer Discretionary)	1,753,942
20,533	Kakao Corp. (Communication Services)	4,368,723
121,356	KB Financial Group, Inc. (Financials)	3,331,668
109,835	Kia Motors Corp. (Consumer Discretionary)	3,037,546
45,154	KMW Co. Ltd. (Information Technology)*	2,125,623
106,184	Korea Electric Power Corp. (Utilities)*	1,851,972
74,945	Korea Gas Corp. (Utilities)	1,806,378
6,727	Korea Zinc Co. Ltd. (Materials)	2,053,216
35,325	KT&G Corp. (Consumer Staples)	2,393,126
6,600	LG Chem Ltd. (Materials)	2,081,069
42,605	LG Corp. (Industrials)	2,170,758
69,061	LG Electronics, Inc. (Consumer Discretionary)	3,306,809
6,532	LG Household & Health Care Ltd. (Consumer Staples)	7,225,839
311,585	LG Uplus Corp. (Communication Services)	3,308,444
684,824	Meritz Securities Co. Ltd. (Financials)	1,816,502
20,453	NAVER Corp. (Communication Services)	3,732,390
9,408	NCSoft Corp. (Communication Services)	6,001,308
23,803	Orion Corp. (Consumer Staples)	2,537,039
3,471	Ottogi Corp. (Consumer Staples)	1,544,286
13,023	Pearl Abyss Corp. (Communication Services)*	2,150,433
19,179	POSCO (Materials)	2,803,019
44,388	S-1 Corp. (Industrials)	3,340,435
4,864	Samsung Biologics Co. Ltd. (Health Care)*(a)	2,442,899
24,803	Samsung C&T Corp. (Industrials)	1,984,721
23,557	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	2,377,670
1,369,803	Samsung Electronics Co. Ltd. (Information Technology)	56,077,365
46,182	Samsung Life Insurance Co. Ltd. (Financials)	1,704,160

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
11,205	Samsung SDI Co. Ltd. (Information Technology)	$ 3,248,088
12,784	Samsung SDS Co. Ltd. (Information Technology)	1,966,452
78,793	Samsung Securities Co. Ltd. (Financials)	1,778,242
123,645	Shinhan Financial Group Co. Ltd. (Financials)	3,010,131
161,327	SK Hynix, Inc. (Information Technology)	10,616,618
25,280	SK Telecom Co. Ltd. (Communication Services)	4,409,124
296,581	Woori Financial Group, Inc. (Financials)	2,186,430
37,400	Yuhan Corp. (Health Care)	1,567,330

		194,579,284

Taiwan – 14.6%
330,758	Accton Technology Corp. (Information Technology)	2,660,385
439,711	Advantech Co. Ltd. (Information Technology)	4,349,514
1,439,857	ASE Technology Holding Co. Ltd. (Information Technology)	2,963,636
1,814,945	Asia Cement Corp. (Materials)	2,632,501
230,200	Asustek Computer, Inc. (Information Technology)	1,613,892
290,800	Catcher Technology Co. Ltd. (Information Technology)	2,111,387
2,423,897	Cathay Financial Holding Co. Ltd. (Financials)	3,233,208
1,084,692	Chailease Holding Co. Ltd. (Financials)	4,208,713
3,852,674	Chang Hwa Commercial Bank Ltd. (Financials)	2,412,332
928,697	Chicony Electronics Co. Ltd. (Information Technology)	2,660,048
8,662,578	China Development Financial Holding Corp. (Financials)	2,622,576
2,413,466	China Steel Corp. (Materials)	1,591,561
1,198,279	Chunghwa Telecom Co. Ltd. (Communication Services)	4,409,986

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
4,544,119	Compal Electronics, Inc. (Information Technology)	$ 2,890,680
5,997,897	CTBC Financial Holding Co. Ltd. (Financials)	3,985,280
732,606	Delta Electronics, Inc. (Information Technology)	3,367,182
4,166,815	E.Sun Financial Holding Co. Ltd. (Financials)	3,698,439
887,687	Far EasTone Telecommunications Co. Ltd. (Communication Services)	1,912,851
602,086	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	3,629,561
2,951,850	First Financial Holding Co. Ltd. (Financials)	2,246,454
562,627	Formosa Plastics Corp. (Materials)	1,555,305
1,175,454	Foxconn Technology Co. Ltd. (Information Technology)	2,110,141
2,010,992	Fubon Financial Holding Co. Ltd. (Financials)	2,839,835
187,252	Globalwafers Co. Ltd. (Information Technology)	2,254,508
2,831,614	Hon Hai Precision Industry Co. Ltd. (Information Technology)	7,148,588
96,170	Hotai Motor Co. Ltd. (Consumer Discretionary)	1,716,807
3,639,581	Hua Nan Financial Holdings Co. Ltd. (Financials)	2,357,697
3,999,108	Inventec Corp. (Information Technology)	3,249,900
22,897	Largan Precision Co. Ltd. (Information Technology)	2,924,563
1,977,717	Lite-On Technology Corp. (Information Technology)	3,168,299
391,949	MediaTek, Inc. (Information Technology)	6,044,043
2,980,403	Mega Financial Holding Co. Ltd. (Financials)	3,052,369
308,372	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	2,639,521
272,444	Novatek Microelectronics Corp. (Information Technology)	1,860,151
1,203,394	Pegatron Corp. (Information Technology)	2,585,143

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
2,410,492	Pou Chen Corp. (Consumer Discretionary)	$ 2,372,358
1,020,180	Powertech Technology, Inc. (Information Technology)	3,295,835
612,829	President Chain Store Corp. (Consumer Staples)	6,031,339
1,071,924	Quanta Computer, Inc. (Information Technology)	2,499,073
272,510	Realtek Semiconductor Corp. (Information Technology)	2,346,173
5,484,297	SinoPac Financial Holdings Co. Ltd. (Financials)	2,155,361
1,545,336	Standard Foods Corp. (Consumer Staples)	3,268,238
2,393,555	Synnex Technology International Corp. (Information Technology)	3,539,512
6,077,486	Taishin Financial Holding Co. Ltd. (Financials)	2,631,384
2,097,072	Taiwan Cement Corp. (Materials)	2,971,871
4,120,430	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	2,799,559
835,366	Taiwan Mobile Co. Ltd. (Communication Services)	2,990,902
6,744,069	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	65,587,615
3,113,094	Uni-President Enterprises Corp. (Consumer Staples)	7,548,151
6,842,188	United Microelectronics Corp. (Information Technology)	3,520,793
4,068,967	Wistron Corp. (Information Technology)	3,875,852
55,100	Wiwynn Corp. (Information Technology)	1,469,945
2,133,201	WPG Holdings Ltd. (Information Technology)	2,788,614
137,197	Yageo Corp. (Information Technology)	1,692,972
4,099,355	Yuanta Financial Holding Co. Ltd. (Financials)	2,218,635
704,054	Zhen Ding Technology Holding Ltd. (Information Technology)	2,802,147

		233,113,385

Shares	Description	Value

Common Stocks – (continued)
Thailand – 2.4%
597,116	Advanced Info Service PCL NVDR (Communication Services)	$ 3,613,481
2,424,700	Bangkok Dusit Medical Services PCL NVDR (Health Care)	1,715,050
6,114,900	BTS Group Holdings PCL NVDR (Industrials)	2,326,007
2,631,200	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	2,605,558
2,050,577	CP ALL PCL NVDR (Consumer Staples)	4,544,661
304,302	Electricity Generating PCL NVDR (Utilities)	2,640,281
653,300	Global Power Synergy PCL NVDR (Utilities)	1,550,586
1,723,500	Gulf Energy Development PCL NVDR (Utilities)	2,045,336
3,995,600	Home Product Center PCL NVDR (Consumer Discretionary)	1,859,003
1,225,200	Intouch Holdings PCL NVDR (Communication Services)	2,070,245
1,336,500	Krungthai Card PCL NVDR (Financials)	1,617,581
1,261,000	Muangthai Capital PCL NVDR (Financials)	2,210,021
1,441,100	Osotspa PCL NVDR (Consumer Staples)	1,925,393
1,396,370	PTT PCL NVDR (Energy)	1,558,351
1,363,100	Ratch Group PCL NVDR (Utilities)	2,999,591
150,600	Siam Cement PCL (The) NVDR (Materials)	1,623,886
4,465,900	Thai Union Group PCL NVDR (Consumer Staples)	1,923,384

		38,828,415

Turkey – 0.6%
515,737	BIM Birlesik Magazalar AS (Consumer Staples)	4,921,861
1,827,201	Haci Omer Sabanci Holding AS (Financials)	2,223,231
958,900	Turk Hava Yollari AO (Industrials)*	1,771,185

		8,916,277

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Arab Emirates – 0.5%
951,590	Abu Dhabi Commercial Bank PJSC (Financials)	$ 1,139,892
1,493,072	Dubai Islamic Bank PJSC (Financials)	1,443,014
623,936	Emirates Telecommunications Group Co. PJSC (Communication Services)	2,656,673
737,278	First Abu Dhabi Bank PJSC (Financials)	2,223,988

		7,463,567

TOTAL COMMON STOCKS (Cost $1,386,691,758)		$1,544,365,349

Shares	Description	Rate	Value

Preferred Stocks – 2.8%
Brazil – 1.4%
1,427,971	Banco Bradesco SA (Financials)	9.24%	$ 4,982,425
1,743,538	Itau Unibanco Holding SA (Financials)	7.97	7,396,497
1,076,269	Itausa – Investimentos Itau SA (Financials)	5.34	1,755,767
368,000	Lojas Americanas SA (Consumer Discretionary)	0.61	1,914,161
985,463	Petroleo Brasileiro SA (Energy)	3.85	3,690,655
243,698	Telefonica Brasil SA (Communication Services)	6.27	2,115,211

			21,854,716

Russia – 0.1%
4,960,601	Surgutneftegas PJSC (Energy)	21.38	2,486,577

South Korea – 1.3%
53,617	Amorepacific Corp. (Consumer Staples)	1.69	2,498,043
36,768	Hyundai Motor Co. (Consumer Discretionary)	6.31	1,787,261
8,637	LG Household & Health Care Ltd. (Consumer Staples)	1.54	4,986,439
336,840	Samsung Electronics Co. Ltd. (Information Technology)	3.07	11,654,563

			20,926,306

TOTAL PREFERRED STOCKS (Cost $54,174,899)			$ 45,267,599

Shares	Description	Value

Exchange-Traded Fund – 0.5%
United States – 0.5%
	327,250	iShares MSCI Malaysia ETF
	(Cost $9,737,813)	$ 8,213,975

	TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,450,604,470)	$1,597,846,923

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.3%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,090,657	0.151%	$ 4,090,657
(Cost $4,090,657)

TOTAL INVESTMENTS – 100.3% (Cost $1,454,695,127)		$1,601,937,580

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(4,006,990)

NET ASSETS – 100.0%		$1,597,930,590

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Australia – 0.7%
1,797	BHP Group PLC (Materials)	$ 35,129
1,304	Rio Tinto PLC (Materials)	69,531

		104,660

Austria – 0.7%
650	ANDRITZ AG (Industrials)*	24,395
1,187	OMV AG (Energy)*	39,241
603	Raiffeisen Bank International AG (Financials)	11,094
374	Verbund AG (Utilities)*	16,658
709	voestalpine AG (Materials)	13,829

		105,217

Belgium – 1.4%
607	Ageas SA/NV (Financials)*	20,708
857	Anheuser-Busch InBev SA/NV (Consumer Staples)	39,952
117	Elia Group SA/NV (Utilities)	13,743
120	Galapagos NV (Health Care)*	24,474
154	Groupe Bruxelles Lambert SA (Financials)	12,457
127	KBC Group NV (Financials)	6,650
162	Proximus SADP (Communication Services)	3,387
72	Sofina SA (Financials)	19,702
105	Solvay SA (Materials)	7,998
105	Telenet Group Holding NV (Communication Services)	4,305
405	UCB SA (Health Care)	40,545
268	Umicore SA (Materials)	11,877

		205,798

China – 0.2%
307	Prosus NV (Consumer Discretionary)*	25,475

Denmark – 4.3%
282	Ambu A/S, Class B (Health Care)	9,423
52	AP Moller – Maersk A/S, Class A (Industrials)	47,532
54	AP Moller – Maersk A/S, Class B (Industrials)	52,785

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
345	Carlsberg A/S, Class B (Consumer Staples)	$ 44,619
63	Chr Hansen Holding A/S (Materials)	6,104
428	Coloplast A/S, Class B (Health Care)	71,858
1,832	Danske Bank A/S (Financials)*	22,687
193	Demant A/S (Health Care)*	5,452
207	DSV PANALPINA A/S (Industrials)	21,872
93	Genmab A/S (Health Care)*	28,591
132	H Lundbeck A/S (Health Care)	5,071
3,209	Novo Nordisk A/S, Class B (Health Care)	208,922
223	Novozymes A/S, Class B (Materials)	12,194
378	Orsted A/S (Utilities)(a)	44,385
478	Pandora A/S (Consumer Discretionary)	23,805
431	Tryg A/S (Financials)	12,080
160	Vestas Wind Systems A/S (Industrials)	16,328

		633,708

Finland – 1.5%
423	Elisa OYJ (Communication Services)	26,528
676	Fortum OYJ (Utilities)	12,949
511	Kone OYJ, Class B (Industrials)	34,264
405	Neste OYJ (Energy)	16,362
2,022	Nokia OYJ (Information Technology)	8,019
1,393	Nordea Bank Abp (Financials)*	9,412
1,796	Orion OYJ, Class B (Health Care)	96,093
163	Sampo OYJ, Class A (Financials)*(b)	5,824
583	UPM-Kymmene OYJ (Materials)	16,842

		226,293

France – 17.3%
241	Accor SA (Consumer Discretionary)*	6,796
499	Air Liquide SA (Materials)(b)	67,773
103	Airbus SE (Industrials)*	6,496
457	Alstom SA (Industrials)	19,236
96	Amundi SA (Financials)*(a)	7,149
151	Arkema SA (Materials)	13,162
1,108	Atos SE (Information Technology)*	83,587
885	AXA SA (Financials)*	16,125
307	BioMerieux (Health Care)	44,087
1,825	BNP Paribas SA (Financials)*	65,479
11,296	Bollore SA (Communication Services)	32,242

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
369	Bouygues SA (Industrials)*	$ 11,304
532	Bureau Veritas SA (Industrials)*	10,823
421	Capgemini SE (Information Technology)	43,130
3,032	Carrefour SA (Consumer Staples)	46,053
176	Casino Guichard Perrachon SA (Consumer Staples)*	6,633
1,221	Cie de Saint-Gobain (Industrials)	39,482
149	Cie Generale des Etablissements Michelin (Consumer Discretionary)*	15,059
2,580	CNP Assurances (Financials)*	27,135
3,260	Credit Agricole SA (Financials)*	28,372
1,158	Danone SA (Consumer Staples)*	79,295
5	Dassault Aviation SA (Industrials)*	4,266
187	Dassault Systemes (Information Technology)	31,669
468	Edenred (Information Technology)	19,563
594	Eiffage SA (Industrials)*	54,180
1,094	Electricite de France SA (Utilities)	9,682
2,106	Engie SA (Utilities)*	24,914
376	EssilorLuxottica SA (Consumer Discretionary)*	48,412
96	Eurazeo SE (Financials)*	4,677
314	Faurecia SE (Consumer Discretionary)*	12,106
50	Gecina SA REIT (Real Estate)	6,435
563	Getlink SE (Industrials)*	8,129
126	Hermes International (Consumer Discretionary)	104,809
177	ICADE REIT (Real Estate)	12,670
148	Ingenico Group SA (Information Technology)	20,447
983	Ipsen SA (Health Care)*	77,306
261	JCDecaux SA (Communication Services)*	5,310
100	Kering (Consumer Discretionary)	52,236
1,816	La Francaise des Jeux SAEM (Consumer Discretionary)*(a)	61,954
519	Legrand SA (Industrials)	35,389
536	L’Oreal SA (Consumer Staples)*	156,150
443	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	184,789
8,529	Natixis SA (Financials)*	18,908

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
1,502	Orange SA (Communication Services)	$ 18,119
34	Orpea (Health Care)	3,994
291	Pernod Ricard SA (Consumer Staples)	45,350
2,707	Peugeot SA (Consumer Discretionary)*	38,558
555	Publicis Groupe SA (Communication Services)	15,755
94	Remy Cointreau SA (Consumer Staples)	11,167
267	Safran SA (Industrials)*	25,500
1,854	Sanofi (Health Care)	180,513
190	Sartorius Stedim Biotech (Health Care)*	51,526
797	Schneider Electric SE (Industrials)	79,115
190	SEB SA (Consumer Discretionary)	26,080
1,545	Societe Generale SA (Financials)*	22,740
127	Sodexo SA (Consumer Discretionary)	8,552
3,108	Suez SA (Utilities)(b)	35,298
124	Teleperformance (Industrials)*	29,393
127	Thales SA (Industrials)	9,716
3,585	TOTAL SA (Energy)	134,089
354	Ubisoft Entertainment SA (Communication Services)*	27,430
562	Valeo SA (Consumer Discretionary)*	13,847
1,139	Veolia Environnement SA (Utilities)	24,940
697	Vinci SA (Industrials)	64,382
913	Vivendi SA (Communication Services)	20,748
68	Wendel SE (Financials)*	6,248
301	Worldline SA (Information Technology)*(a)	22,473

		2,538,952

Germany – 13.0%
504	adidas AG (Consumer Discretionary)*	132,980
441	Allianz SE (Financials)	79,871
1,023	Aroundtown SA (Real Estate)	5,624
734	BASF SE (Materials)*	39,717
1,487	Bayer AG (Health Care)	100,435
190	Bayerische Motoren Werke AG (Consumer Discretionary)	11,117
517	Beiersdorf AG (Consumer Staples)	54,207
643	Brenntag AG (Industrials)	33,909
198	Carl Zeiss Meditec AG (Health Care)*	20,285
58	Continental AG (Consumer Discretionary)*	5,706

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
231	Covestro AG (Materials)*(a)	$ 8,554
131	Daimler AG (Consumer Discretionary)*	4,864
183	Delivery Hero SE (Consumer Discretionary)*(a)	17,543
1,065	Deutsche Bank AG (Financials)*	8,922
325	Deutsche Boerse AG (Financials)	53,468
3,623	Deutsche Lufthansa AG (Industrials)*(b)	36,843
2,789	Deutsche Post AG (Industrials)*	86,803
4,239	Deutsche Telekom AG (Communication Services)*	66,839
248	Deutsche Wohnen SE (Real Estate)	11,095
2,356	E.ON SE (Utilities)	24,912
265	Evonik Industries AG (Materials)	6,529
451	Fresenius Medical Care AG & Co. KGaA (Health Care)*	37,926
691	Fresenius SE & Co. KGaA (Health Care)*	33,205
206	Hannover Rueck SE (Financials)	33,134
1,071	HeidelbergCement AG (Materials)*	53,169
156	Henkel AG & Co. KGaA (Consumer Staples)*	12,503
156	HOCHTIEF AG (Industrials)	13,726
859	Infineon Technologies AG (Information Technology)	18,017
181	KION Group AG (Industrials)*	10,107
401	Knorr-Bremse AG (Industrials)	42,455
77	LEG Immobilien AG (Real Estate)*	9,600
384	Merck KGaA (Health Care)	44,060
4,177	METRO AG (Consumer Staples)	39,010
97	MTU Aero Engines AG (Industrials)*	15,634
140	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	31,862
560	Nemetschek SE (Information Technology)*	44,165
1,018	Puma SE (Consumer Discretionary)*	72,676
1,545	RWE AG (Utilities)*	51,196
1,494	SAP SE (Information Technology)	188,620
367	Scout24 AG (Communication Services)(a)	28,066
908	Siemens AG (Industrials)	99,517
237	Siemens Healthineers AG (Health Care)(a)	12,249

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
247	Symrise AG (Materials)*	$ 27,035
58	TeamViewer AG (Information Technology)*	2,952
2,885	Telefonica Deutschland Holding AG (Communication Services)	8,876
956	Uniper SE (Utilities)	29,882
33	Volkswagen AG (Consumer Discretionary)*	5,227
555	Vonovia SE (Real Estate)*	31,967
75	Wirecard AG (Information Technology)(b)	7,889
1,272	Zalando SE (Consumer Discretionary)*(a)	86,083

		1,901,031

Ireland – 0.7%
947	CRH PLC (Materials)	30,865
150	Flutter Entertainment PLC (Consumer Discretionary)	19,238
238	Kerry Group PLC, Class A (Consumer Staples)	29,465
70	Kingspan Group PLC (Industrials)	4,325
468	Smurfit Kappa Group PLC (Materials)	15,232

		99,125

Italy – 4.1%
2,807	Assicurazioni Generali SpA (Financials)	38,983
724	Atlantia SpA (Industrials)*	11,754
1,646	Davide Campari-Milano SpA (Consumer Staples)	13,366
209	DiaSorin SpA (Health Care)*	43,823
11,371	Enel SpA (Utilities)	87,287
3,624	Eni SpA (Energy)	32,745
267	Ferrari NV (Consumer Discretionary)	45,114
1,512	FinecoBank Banca Fineco SpA (Financials)*	17,668
1,355	Infrastrutture Wireless Italiane SpA (Communication Services)(a)	13,814
11,762	Intesa Sanpaolo SpA (Financials)*	20,311
662	Mediobanca Banca di Credito Finanziario SpA (Financials)	4,297
1,839	Moncler SpA (Consumer Discretionary)*	68,426
729	Nexi SpA (Information Technology)*(a)	11,977

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
2,597	Poste Italiane SpA (Financials)(a)	$ 22,804
581	Prysmian SpA (Industrials)	12,373
625	Recordati SpA (Health Care)	28,448
5,571	Snam SpA (Utilities)	25,928
87,958	Telecom Italia SpA (Communication Services)*	32,483
87,418	Telecom Italia SpA-RSP (Communication Services)	33,722
3,912	Terna Rete Elettrica Nazionale SpA (Utilities)	26,414
507	UniCredit SpA (Financials)*	4,323

		596,060

Jordan – 0.1%
649	Hikma Pharmaceuticals PLC (Health Care)	20,629

Luxembourg – 0.6%
7,011	ArcelorMittal (Materials)*	67,108
12	Eurofins Scientific SE (Health Care)	8,113
1,359	Tenaris SA (Energy)	8,453

		83,674

Netherlands – 6.8%
408	ABN AMRO Bank NV (Financials)(a)	3,272
20	Adyen NV (Information Technology)*(a)	26,318
13,836	Aegon NV (Financials)	37,014
303	Akzo Nobel NV (Materials)	24,806
2,546	Altice Europe NV (Communication Services)*	10,195
514	ASML Holding NV (Information Technology)	167,494
677	EXOR NV (Financials)	36,493
542	Heineken Holding NV (Consumer Staples)	44,675
429	Heineken NV (Consumer Staples)	39,359
3,745	ING Groep NV (Financials)	24,186
53	Just Eat Takeaway.com NV (Consumer Discretionary)*(a)	5,752
4,718	Koninklijke Ahold Delhaize NV (Consumer Staples)	119,708

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
234	Koninklijke DSM NV (Materials)	$ 29,946
4,474	Koninklijke KPN NV (Communication Services)	10,969
1,981	Koninklijke Philips NV (Health Care)*	89,883
412	Koninklijke Vopak NV (Energy)	22,598
804	NN Group NV (Financials)	24,836
1,127	Randstad NV (Industrials)	47,299
6,293	Royal Dutch Shell PLC, Class A (Energy)	97,966
5,097	Royal Dutch Shell PLC, Class B (Energy)	77,256
789	Wolters Kluwer NV (Industrials)	62,910

		1,002,935

Norway – 0.9%
501	DNB ASA (Financials)*	6,814
436	Equinor ASA (Energy)	6,331
1,279	Gjensidige Forsikring ASA (Financials)*	23,198
617	Mowi ASA (Consumer Staples)	11,619
2,287	Orkla ASA (Consumer Staples)	20,550
1,824	Schibsted ASA, Class B (Communication Services)*	43,723
1,116	Telenor ASA (Communication Services)	16,923
168	Yara International ASA (Materials)	5,749

		134,907

Portugal – 0.7%
8,520	EDP – Energias de Portugal SA (Utilities)	40,022
480	Galp Energia SGPS SA (Energy)	5,721
3,344	Jeronimo Martins SGPS SA (Consumer Staples)*	57,209

		102,952

Russia – 0.2%
7,284	Evraz PLC (Materials)	25,431

South Africa – 0.2%
1,334	Anglo American PLC (Materials)	28,047

Spain – 4.1%
3,081	ACS Actividades de Construccion y Servicios SA (Industrials)	78,653
98	Aena SME SA (Industrials)*(a)	13,975

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
819	Amadeus IT Group SA (Information Technology)	$ 42,763
1,724	Banco Bilbao Vizcaya Argentaria SA (Financials)	5,356
20,364	Banco Santander SA (Financials)	46,153
1,238	Bankinter SA (Financials)	5,248
467	Cellnex Telecom SA (Communication Services)*(a)	26,451
748	Enagas SA (Utilities)	16,816
996	Endesa SA (Utilities)	23,654
1,047	Ferrovial SA (Industrials)	28,440
621	Grifols SA (Health Care)	19,424
8,963	Iberdrola SA (Utilities)	96,589
2,898	Industria de Diseno Textil SA (Consumer Discretionary)	80,751
4,230	Mapfre SA (Financials)	7,448
926	Naturgy Energy Group SA (Utilities)	17,197
740	Red Electrica Corp. SA (Utilities)	13,039
6,298	Repsol SA (Energy)	58,637
201	Siemens Gamesa Renewable Energy SA (Industrials)*	3,384
4,172	Telefonica SA (Communication Services)	19,681

		603,659

Sweden – 5.1%
211	Alfa Laval AB (Industrials)*	4,254
1,273	Assa Abloy AB, Class B (Industrials)	25,775
827	Atlas Copco AB, Class A (Industrials)	32,418
593	Atlas Copco AB, Class B (Industrials)	20,916
453	Electrolux AB, Series B (Consumer Discretionary)	7,414
613	Epiroc AB, Class A (Industrials)	6,805
542	Epiroc AB, Class B (Industrials)	6,037
844	Essity AB, Class B (Consumer Staples)*	27,851
1,126	Evolution Gaming Group AB (Consumer Discretionary)*(a)	66,448
4,710	Hennes & Mauritz AB, Class B (Consumer Discretionary)(b)	71,087
371	Hexagon AB, Class B (Information Technology)*	20,373

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
1,250	Husqvarna AB, Class B (Consumer Discretionary)	$ 9,192
376	ICA Gruppen AB (Consumer Staples)(b)	17,658
776	Industrivarden AB, Class C (Financials)*	17,253
700	Investment AB Latour, Class B (Industrials)	12,553
728	Investor AB, Class B (Financials)	38,725
749	Kinnevik AB, Class B (Financials)	18,848
526	L E Lundbergforetagen AB, Class B (Financials)*	26,092
676	Nibe Industrier AB, Class B (Industrials)*	15,001
1,479	Sandvik AB (Industrials)*	24,482
964	Securitas AB, Class B (Industrials)*	12,774
1,556	Skandinaviska Enskilda Banken AB, Class A (Financials)*	13,501
2,571	Skanska AB, Class B (Industrials)*	51,347
406	SKF AB, Class B (Industrials)	7,449
965	Svenska Cellulosa AB SCA, Class B (Materials)*	12,039
1,061	Svenska Handelsbanken AB, Class A (Financials)*	10,042
1,232	Swedish Match AB (Consumer Staples)	85,496
1,220	Tele2 AB, Class B (Communication Services)	16,231
4,781	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	43,473
3,432	Telia Co. AB (Communication Services)	11,763
1,107	Volvo AB, Class B (Industrials)*	15,662

		748,959

Switzerland – 16.5%
1,509	ABB Ltd. (Industrials)	29,671
492	Adecco Group AG (Industrials)	23,363
522	Alcon, Inc. (Health Care)*	33,623
81	Baloise Holding AG (Financials)	11,517
172	Banque Cantonale Vaudoise (Financials)	16,722
11	Barry Callebaut AG (Consumer Staples)	22,121
6	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	50,026
500	Cie Financiere Richemont SA (Consumer Discretionary)	29,083

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
335	Clariant AG (Materials)*	$ 6,142
722	Coca-Cola HBC AG (Consumer Staples)*	18,191
2,435	Credit Suisse Group AG (Financials)	22,224
21	EMS-Chemie Holding AG (Materials)	15,531
53	Geberit AG (Industrials)	25,780
15	Givaudan SA (Materials)	53,820
29,955	Glencore PLC (Materials)*	55,483
97	Julius Baer Group Ltd. (Financials)	4,130
552	Kuehne + Nagel International AG (Industrials)*	79,522
798	LafargeHolcim Ltd. (Materials)*	33,010
457	Logitech International SA (Information Technology)	26,962
91	Lonza Group AG (Health Care)	44,662
4,825	Nestle SA (Consumer Staples)	521,624
3,371	Novartis AG (Health Care)	291,344
182	Pargesa Holding SA (Financials)	13,735
97	Partners Group Holding AG (Financials)	80,209
1,261	Roche Holding AG (Health Care)	436,697
56	Schindler Holding AG (Industrials)	12,964
75	Schindler Holding AG Participation Certificates (Industrials)	17,417
32	SGS SA (Industrials)	75,112
143	Sika AG (Materials)	24,486
165	Sonova Holding AG (Health Care)	36,153
1,935	STMicroelectronics NV (Information Technology)	47,546
60	Straumann Holding AG (Health Care)	48,590
87	Swatch Group AG (The) – Bearer (Consumer Discretionary)	17,378
319	Swatch Group AG (The) – Registered (Consumer Discretionary)	12,399
30	Swiss Life Holding AG (Financials)	10,536
285	Swiss Prime Site AG (Real Estate)	26,521
248	Swiss Re AG (Financials)	16,810
51	Swisscom AG (Communication Services)	26,533
33	Temenos AG (Information Technology)	5,039
2,530	UBS Group AG (Financials)	27,125
48	Vifor Pharma AG (Health Care)	7,300
178	Zurich Insurance Group AG (Financials)	57,345

		2,414,446

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – 19.3%
428	3i Group PLC (Financials)	$ 4,365
3,442	Admiral Group PLC (Financials)	99,277
366	Ashtead Group PLC (Industrials)	10,828
819	Associated British Foods PLC (Consumer Staples)	18,438
1,941	AstraZeneca PLC (Health Care)	205,891
12,081	Auto Trader Group PLC (Communication Services)(a)	83,371
297	AVEVA Group PLC (Information Technology)	15,010
15,236	Aviva PLC (Financials)	46,657
5,112	BAE Systems PLC (Industrials)	31,360
9,280	Barclays PLC (Financials)	13,221
1,479	Barratt Developments PLC (Consumer Discretionary)	9,088
563	Berkeley Group Holdings PLC (Consumer Discretionary)	28,503
21,442	BP PLC (Energy)	81,051
2,858	British American Tobacco PLC (Consumer Staples)	112,696
1,930	British Land Co. PLC (The) REIT (Real Estate)	9,718
7,381	BT Group PLC (Communication Services)	10,608
786	Bunzl PLC (Industrials)	18,332
3,463	Burberry Group PLC (Consumer Discretionary)	64,027
737	Coca-Cola European Partners PLC (Consumer Staples)	27,785
2,714	Compass Group PLC (Consumer Discretionary)	39,727
399	Croda International PLC (Materials)	25,601
232	DCC PLC (Industrials)	19,309
3,286	Diageo PLC (Consumer Staples)	113,364
3,454	Direct Line Insurance Group PLC (Financials)	11,299
1,540	Experian PLC (Industrials)	53,557
8,229	GlaxoSmithKline PLC (Health Care)	170,081
945	GVC Holdings PLC (Consumer Discretionary)	9,262
1,136	Halma PLC (Information Technology)	32,723

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
3,441	Hargreaves Lansdown PLC (Financials)	$ 77,999
16,021	HSBC Holdings PLC (Financials)	73,305
978	Imperial Brands PLC (Consumer Staples)	17,732
906	Informa PLC (Communication Services)	5,090
202	InterContinental Hotels Group PLC (Consumer Discretionary)	9,667
199	Intertek Group PLC (Industrials)	13,546
32,143	J Sainsbury PLC (Consumer Staples)	77,093
7,219	JD Sports Fashion PLC (Consumer Discretionary)	58,761
312	Johnson Matthey PLC (Materials)	8,150
5,461	Kingfisher PLC (Consumer Discretionary)	13,111
1,149	Land Securities Group PLC REIT (Real Estate)	8,605
10,070	Legal & General Group PLC (Financials)	24,712
25,184	Lloyds Banking Group PLC (Financials)	9,300
554	London Stock Exchange Group PLC (Financials)	54,998
21,762	M&G PLC (Financials)	37,666
697	Mondi PLC (Materials)	12,994
3,914	National Grid PLC (Utilities)	44,808
761	Next PLC (Consumer Discretionary)	45,762
1,200	Ocado Group PLC (Consumer Discretionary)*	32,505
1,495	Pearson PLC (Communication Services)	8,565
285	Persimmon PLC (Consumer Discretionary)	8,079
1,357	Prudential PLC (Financials)	17,565
582	Reckitt Benckiser Group PLC (Consumer Staples)	51,979
2,586	RELX PLC (Industrials)	59,897
3,273	Rentokil Initial PLC (Industrials)	20,103
998	Rolls-Royce Holdings PLC (Industrials)*	3,351
7,719	Royal Bank of Scotland Group PLC (Financials)	10,531
1,964	RSA Insurance Group PLC (Financials)	9,574
6,993	Sage Group PLC (The) (Information Technology)	59,740
325	Schroders PLC (Financials)	11,873
3,673	Segro PLC REIT (Real Estate)	38,126
725	Severn Trent PLC (Utilities)	21,879

Shares	Description		Value

Common Stocks – (continued)
United Kingdom – (continued)
3,221	Smith & Nephew PLC (Health Care)		$ 65,386
379	Smiths Group PLC (Industrials)		6,122
137	Spirax-Sarco Engineering PLC (Industrials)		16,717
1,551	SSE PLC (Utilities)		23,806
767	St James’s Place PLC (Financials)		8,713
1,482	Standard Chartered PLC (Financials)		6,750
1,688	Standard Life Aberdeen PLC (Financials)		5,390
1,985	Taylor Wimpey PLC (Consumer Discretionary)		3,524
17,818	Tesco PLC (Consumer Staples)		50,291
2,246	Unilever NV (Consumer Staples)		116,148
1,863	Unilever PLC (Consumer Staples)		99,776
1,428	United Utilities Group PLC (Utilities)		16,200
36,477	Vodafone Group PLC (Communication Services)		59,987
10,505	Wm Morrison Supermarkets PLC (Consumer Staples)(b)		24,247
1,489	WPP PLC (Communication Services)		11,259

			2,826,531

United States – 0.7%
1,183	Ferguson PLC (Industrials)		93,106
346	QIAGEN NV (Health Care)*		15,129

			108,235

TOTAL COMMON STOCKS (Cost $16,659,670)			$14,536,724

Shares	Description	Rate	Value

Preferred Stocks – 0.6%
Germany – 0.6%
74	Bayerische Motoren Werke AG (Consumer Discretionary)	5.62%	$ 3,406
725	FUCHS PETROLUB SE (Materials)	2.64	28,887
194	Henkel AG & Co. KGaA (Consumer Staples)*	0.00	17,324
73	Sartorius AG (Health Care)*	0.00	27,073

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Germany – (continued)
109	Volkswagen AG (Consumer Discretionary)*	3.41%	$ 16,065

TOTAL PREFERRED STOCKS (Cost $106,531)			$ 92,755

Units	Description	Value

Right – 0.0%
Italy – 0.0%
1,646	Davide Campari-Milano SpA (Consumer Staples)*
(Cost $0)		$ 0

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $16,766,201)		$14,629,479

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.6%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
377,476	0.151%	$ 377,476
(Cost $377,476)

TOTAL INVESTMENTS – 102.3% (Cost $17,143,677)		$15,006,955

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.3)%		(337,007)

NET ASSETS – 100.0%		$14,669,948

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Australia – 5.6%
61,503	AGL Energy Ltd. (Utilities)	$ 684,238
49,803	Ampol Ltd. (Energy)	895,574
99,154	APA Group (Utilities)	764,152
45,441	Aristocrat Leisure Ltd. (Consumer Discretionary)	775,811
23,488	ASX Ltd. (Financials)	1,374,844
223,869	Aurizon Holdings Ltd. (Industrials)	705,870
503,233	AusNet Services (Utilities)	586,251
191,796	Australia & New Zealand Banking Group Ltd. (Financials)	2,277,651
133,051	BHP Group Ltd. (Materials)	3,059,379
111,188	BHP Group PLC (Materials)	2,173,545
512,396	BlueScope Steel Ltd. (Materials)	3,751,617
127,997	Brambles Ltd. (Industrials)	988,986
110,095	CIMIC Group Ltd. (Industrials)	1,822,641
86,870	Coca-Cola Amatil Ltd. (Consumer Staples)	505,139
35,719	Cochlear Ltd. (Health Care)	4,576,319
329,866	Coles Group Ltd. (Consumer Staples)	3,363,303
145,480	Commonwealth Bank of Australia (Financials)	6,156,313
37,056	Computershare Ltd. (Information Technology)	322,231
37,348	CSL Ltd. (Health Care)	6,847,936
124,195	Dexus REIT (Real Estate)	741,966
72,872	Evolution Mining Ltd. (Materials)	295,072
97,249	Fortescue Metals Group Ltd. (Materials)	897,299
140,127	Goodman Group REIT (Real Estate)	1,429,660
119,775	Insurance Australia Group Ltd. (Financials)	485,786
28,601	Macquarie Group Ltd. (Financials)	2,087,818
62,846	Magellan Financial Group Ltd. (Financials)	2,434,197
477,540	Medibank Pvt Ltd. (Financials)	903,424
147,271	National Australia Bank Ltd. (Financials)	1,741,078
38,306	Newcrest Mining Ltd. (Materials)	777,574
29,766	Northern Star Resources Ltd. (Materials)	292,428
43,603	Orica Ltd. (Materials)	497,252
267,738	Origin Energy Ltd. (Energy)	1,046,797

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
111,498	QBE Insurance Group Ltd. (Financials)	$ 653,529
9,131	Ramsay Health Care Ltd. (Health Care)	424,584
27,850	REA Group Ltd. (Communication Services)(a)	1,857,372
18,575	Rio Tinto Ltd. (Materials)	1,151,630
70,135	Rio Tinto PLC (Materials)	3,739,712
223,629	Santos Ltd. (Energy)	795,665
45,204	Sonic Healthcare Ltd. (Health Care)	845,281
1,057,325	South32 Ltd. (Materials)	1,340,538
164,591	Stockland REIT (Real Estate)	390,042
133,681	Suncorp Group Ltd. (Financials)	819,047
98,780	Sydney Airport (Industrials)	383,585
500,717	Telstra Corp. Ltd. (Communication Services)	1,076,898
53,734	TPG Telecom Ltd. (Communication Services)	303,183
168,456	Transurban Group (Industrials)	1,597,923
143,510	Wesfarmers Ltd. (Consumer Discretionary)	3,845,724
220,311	Westpac Banking Corp. (Financials)	2,518,295
45,958	Woodside Petroleum Ltd. (Energy)	691,592
244,360	Woolworths Group Ltd. (Consumer Staples)	5,732,365

		83,429,116

Austria – 0.5%
40,407	ANDRITZ AG (Industrials)*	1,516,502
72,737	OMV AG (Energy)*	2,404,614
63,214	Raiffeisen Bank International AG (Financials)	1,163,028
16,669	Verbund AG (Utilities)*	742,412
55,124	voestalpine AG (Materials)	1,075,196

		6,901,752

Belgium – 0.8%
29,391	Ageas SA/NV (Financials)*	1,002,696
46,831	Anheuser-Busch InBev SA/NV (Consumer Staples)	2,183,194

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Belgium – (continued)
5,416	Elia Group SA/NV (Utilities)	$ 636,186
8,630	Galapagos NV (Health Care)*	1,760,083
8,302	Groupe Bruxelles Lambert SA (Financials)	671,549
12,775	KBC Group NV (Financials)	668,877
3,466	Sofina SA (Financials)	948,429
7,645	Solvay SA (Materials)	582,348
15,256	Telenet Group Holding NV (Communication Services)	625,515
21,006	UCB SA (Health Care)	2,102,941
13,449	Umicore SA (Materials)	596,006

		11,777,824

Brazil – 0.0%
116,470	Yamana Gold, Inc. (Materials)	627,768

Canada – 9.4%
15,736	Agnico Eagle Mines Ltd. (Materials)	1,002,883
270,594	Air Canada (Industrials)*	3,112,751
80,795	Algonquin Power & Utilities Corp. (Utilities)	1,126,991
90,806	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	2,831,528
25,704	AltaGas Ltd. (Utilities)	274,855
14,054	Atco Ltd., Class I (Utilities)	394,614
108,141	B2Gold Corp. (Materials)	593,829
43,493	Bank of Montreal (Financials)	2,137,205
86,495	Bank of Nova Scotia (The) (Financials)	3,452,416
82,299	Barrick Gold Corp. (Materials)	1,971,437
21,773	BCE, Inc. (Communication Services)	901,511
68,851	Brookfield Asset Management, Inc., Class A (Financials)	2,153,399
39,509	CAE, Inc. (Industrials)	590,548
17,071	Canadian Apartment Properties REIT (Real Estate)	579,737
36,032	Canadian Imperial Bank of Commerce (Financials)	2,301,596

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
28,788	Canadian National Railway Co. (Industrials)	$ 2,470,161
71,118	Canadian Natural Resources Ltd. (Energy)	1,294,037
7,028	Canadian Pacific Railway Ltd. (Industrials)	1,754,712
9,464	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)(a)	805,351
29,716	Canadian Utilities Ltd., Class A (Utilities)	710,329
921,231	Cenovus Energy, Inc. (Energy)	3,998,977
42,818	CGI, Inc. (Information Technology)*	2,725,458
210,362	CI Financial Corp. (Financials)	2,483,800
7,315	Constellation Software, Inc. (Information Technology)	8,283,118
87,756	Dollarama, Inc. (Consumer Discretionary)	2,963,717
28,716	Emera, Inc. (Utilities)	1,137,255
275,273	Empire Co. Ltd., Class A (Consumer Staples)	6,205,691
88,495	Enbridge, Inc. (Energy)	2,867,028
2,440	Fairfax Financial Holdings Ltd. (Financials)	675,175
45,067	First Capital Real Estate Investment Trust REIT (Real Estate)	426,803
38,955	Fortis, Inc. (Utilities)	1,493,998
11,867	Franco-Nevada Corp. (Materials)	1,659,251
56,132	George Weston Ltd. (Consumer Staples)	4,039,132
57,034	Great-West Lifeco, Inc. (Financials)(a)	925,121
51,288	Hydro One Ltd. (Utilities)(b)	989,990
69,733	iA Financial Corp., Inc. (Financials)	2,218,319
26,716	IGM Financial, Inc. (Financials)	632,045
170,671	Imperial Oil Ltd. (Energy)(a)	2,656,007
14,347	Intact Financial Corp. (Financials)	1,364,325
115,136	Kinross Gold Corp. (Materials)*	745,527
37,575	Kirkland Lake Gold Ltd. (Materials)	1,442,160
60,498	Loblaw Cos. Ltd. (Consumer Staples)	2,983,319
84,906	Magna International, Inc. (Consumer Discretionary)	3,566,519
249,306	Manulife Financial Corp. (Financials)	3,084,310

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
37,034	Metro, Inc. (Consumer Staples)	$ 1,538,484
40,845	National Bank of Canada (Financials)	1,771,861
11,729	Nutrien Ltd. (Materials)	398,830
28,015	Onex Corp. (Financials)	1,309,542
16,631	Open Text Corp. (Information Technology)	688,246
21,781	Pan American Silver Corp. (Materials)	638,050
19,273	Pembina Pipeline Corp. (Energy)	479,664
89,002	Power Corp. of Canada (Financials)	1,443,015
28,216	Quebecor, Inc., Class B (Communication Services)	617,927
6,027	Restaurant Brands International, Inc. (Consumer Discretionary)	327,992
27,455	Ritchie Bros Auctioneers, Inc. (Industrials)	1,183,652
15,653	Rogers Communications, Inc., Class B (Communication Services)	653,435
122,291	Royal Bank of Canada (Financials)	7,903,527
69,689	Saputo, Inc. (Consumer Staples)	1,705,671
23,704	Shaw Communications, Inc., Class B (Communication Services)	398,382
7,874	Shopify, Inc., Class A (Information Technology)*	5,952,897
54,293	Sun Life Financial, Inc. (Financials)	1,855,201
84,437	Suncor Energy, Inc. (Energy)	1,445,973
49,061	TC Energy Corp. (Energy)	2,202,456
42,028	TELUS Corp. (Communication Services)	725,501
16,086	Thomson Reuters Corp. (Industrials)	1,073,253
11,922	TMX Group Ltd. (Financials)	1,190,389
141,958	Toronto-Dominion Bank (The) (Financials)	6,057,505
29,508	Wheaton Precious Metals Corp. (Materials)	1,266,397
86,511	WSP Global, Inc. (Industrials)	5,561,690

		138,416,475

China – 0.4%
388,390	BOC Hong Kong Holdings Ltd. (Financials)	1,082,341

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
19,265	Prosus NV (Consumer Discretionary)*	$ 1,598,634
1,197,039	Wilmar International Ltd. (Consumer Staples)	3,370,748
542,352	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	360,698

		6,412,421

Denmark – 2.6%
14,050	Ambu A/S, Class B (Health Care)	469,472
3,290	AP Moller – Maersk A/S, Class A (Industrials)	3,007,335
3,164	AP Moller – Maersk A/S, Class B (Industrials)	3,092,841
26,769	Carlsberg A/S, Class B (Consumer Staples)	3,462,029
31,256	Coloplast A/S, Class B (Health Care)	5,247,661
86,458	Danske Bank A/S (Financials)*	1,070,677
36,020	Demant A/S (Health Care)*	1,017,593
20,008	DSV PANALPINA A/S (Industrials)	2,114,057
4,441	Genmab A/S (Health Care)*	1,365,299
172,131	Novo Nordisk A/S, Class B (Health Care)	11,206,612
13,815	Novozymes A/S, Class B (Materials)	755,416
24,043	Orsted A/S (Utilities)(b)	2,823,143
30,062	Pandora A/S (Consumer Discretionary)	1,497,111
27,289	Tryg A/S (Financials)	764,827
10,374	Vestas Wind Systems A/S (Industrials)	1,058,657

		38,952,730

Finland – 0.8%
17,692	Elisa OYJ (Communication Services)	1,109,541
80,985	Fortum OYJ (Utilities)	1,551,240
25,196	Kone OYJ, Class B (Industrials)	1,689,453
35,284	Neste OYJ (Energy)	1,425,492
139,459	Nokia OYJ (Information Technology)	553,106
89,057	Nordea Bank Abp (Financials)*	601,760
83,581	Orion OYJ, Class B (Health Care)(a)	4,471,919
19,806	UPM-Kymmene OYJ (Materials)	572,150

		11,974,661

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – 10.4%
17,299	Accor SA (Consumer Discretionary)*	$ 487,798
26,320	Air Liquide SA (Materials)(a)	3,574,727
6,262	Airbus SE (Industrials)*	394,946
16,162	Alstom SA (Industrials)	680,280
16,677	Arkema SA (Materials)	1,453,629
72,874	Atos SE (Information Technology)*	5,497,581
99,532	AXA SA (Financials)*	1,813,501
21,096	BioMerieux (Health Care)	3,029,477
100,053	BNP Paribas SA (Financials)*	3,589,785
785,399	Bollore SA (Communication Services)	2,241,756
57,868	Bouygues SA (Industrials)*	1,772,734
34,077	Bureau Veritas SA (Industrials)*	693,292
32,122	Capgemini SE (Information Technology)	3,290,815
203,357	Carrefour SA (Consumer Staples)(a)	3,088,816
14,302	Casino Guichard Perrachon SA (Consumer Staples)*(a)	538,991
90,588	Cie de Saint-Gobain (Industrials)	2,929,254
9,719	Cie Generale des Etablissements Michelin (Consumer Discretionary)*	982,281
138,405	CNP Assurances (Financials)*	1,455,642
242,140	Credit Agricole SA (Financials)*	2,107,350
70,870	Danone SA (Consumer Staples)*	4,852,911
14,024	Dassault Systemes (Information Technology)	2,375,038
22,622	Edenred (Information Technology)(a)	945,647
31,696	Eiffage SA (Industrials)*	2,891,076
69,618	Electricite de France SA (Utilities)	616,109
116,667	Engie SA (Utilities)*	1,380,152
22,355	EssilorLuxottica SA (Consumer Discretionary)*	2,878,306
16,164	Faurecia SE (Consumer Discretionary)*	623,187
2,682	Gecina SA REIT (Real Estate)	345,170
32,484	Getlink SE (Industrials)*	469,014
9,048	Hermes International (Consumer Discretionary)	7,526,262
9,237	ICADE REIT (Real Estate)	661,182
10,454	Ingenico Group SA (Information Technology)	1,444,260
58,083	Ipsen SA (Health Care)*	4,567,828

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
5,818	Kering (Consumer Discretionary)	$ 3,039,087
85,524	La Francaise des Jeux SAEM (Consumer Discretionary)*(b)	2,917,716
23,623	Legrand SA (Industrials)	1,610,782
32,250	L’Oreal SA (Consumer Staples)*	9,395,210
26,033	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	10,859,173
513,081	Natixis SA (Financials)*	1,137,456
83,535	Orange SA (Communication Services)	1,007,719
13,869	Pernod Ricard SA (Consumer Staples)	2,161,347
191,976	Peugeot SA (Consumer Discretionary)*	2,734,436
27,604	Publicis Groupe SA (Communication Services)	783,599
6,337	Remy Cointreau SA (Consumer Staples)(a)	752,829
17,549	Safran SA (Industrials)*	1,676,041
96,068	Sanofi (Health Care)(a)	9,353,560
8,843	Sartorius Stedim Biotech (Health Care)*	2,398,140
38,905	Schneider Electric SE (Industrials)	3,861,947
20,396	SCOR SE (Financials)*	503,208
20,816	SEB SA (Consumer Discretionary)	2,857,286
84,520	Societe Generale SA (Financials)*	1,244,017
8,623	Sodexo SA (Consumer Discretionary)	580,687
190,065	Suez SA (Utilities)(a)	2,158,585
7,970	Teleperformance (Industrials)*	1,889,222
6,724	Thales SA (Industrials)	514,436
174,780	TOTAL SA (Energy)	6,537,253
36,764	Ubisoft Entertainment SA (Communication Services)*	2,848,705
37,188	Valeo SA (Consumer Discretionary)*	916,258
79,404	Veolia Environnement SA (Utilities)	1,738,678
43,880	Vinci SA (Industrials)	4,053,174
49,504	Vivendi SA (Communication Services)	1,124,993
3,828	Wendel SE (Financials)*	351,717
22,458	Worldline SA (Information Technology)*(b)	1,676,734

		153,882,792

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – 7.1%
27,636	adidas AG (Consumer Discretionary)*	$ 7,291,740
30,769	Allianz SE (Financials)	5,572,658
28,372	BASF SE (Materials)*	1,535,216
75,901	Bayer AG (Health Care)	5,126,495
7,777	Bayerische Motoren Werke AG (Consumer Discretionary)	455,029
36,712	Beiersdorf AG (Consumer Staples)	3,849,256
34,830	Brenntag AG (Industrials)	1,836,812
4,668	Carl Zeiss Meditec AG (Health Care)*	478,224
5,752	Continental AG (Consumer Discretionary)*	565,860
20,647	Covestro AG (Materials)*(b)	764,561
8,567	Delivery Hero SE (Consumer Discretionary)*(b)	821,252
37,936	Deutsche Bank AG (Financials)*	317,794
26,503	Deutsche Boerse AG (Financials)	4,360,181
239,708	Deutsche Lufthansa AG (Industrials)*(a)	2,437,615
166,882	Deutsche Post AG (Industrials)*	5,193,959
226,697	Deutsche Telekom AG (Communication Services)*	3,574,457
19,303	Deutsche Wohnen SE (Real Estate)	863,591
124,050	E.ON SE (Utilities)	1,311,704
20,589	Evonik Industries AG (Materials)	507,283
31,514	Fresenius Medical Care AG & Co. KGaA (Health Care)*	2,650,126
57,700	Fresenius SE & Co. KGaA (Health Care)*	2,772,687
10,326	Hannover Rueck SE (Financials)	1,660,893
46,326	HeidelbergCement AG (Materials)*	2,299,815
15,047	Henkel AG & Co. KGaA (Consumer Staples)*	1,205,939
10,166	HOCHTIEF AG (Industrials)	894,474
39,379	Infineon Technologies AG (Information Technology)	825,953
14,907	KION Group AG (Industrials)*	832,406
19,427	Knorr-Bremse AG (Industrials)	2,056,803
4,537	LEG Immobilien AG (Real Estate)*	565,638
27,835	Merck KGaA (Health Care)	3,193,756
210,492	METRO AG (Consumer Staples)	1,965,845

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
4,903	MTU Aero Engines AG (Industrials)*	$ 790,263
9,424	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	2,144,777
22,455	Nemetschek SE (Information Technology)*	1,770,927
49,625	Puma SE (Consumer Discretionary)*	3,542,758
78,517	RWE AG (Utilities)*	2,601,809
71,704	SAP SE (Information Technology)	9,052,750
19,487	Scout24 AG (Communication Services)(b)	1,490,249
43,080	Siemens AG (Industrials)	4,721,559
9,019	Siemens Healthineers AG (Health Care)(b)	466,150
12,368	Symrise AG (Materials)*	1,353,742
185,680	Telefonica Deutschland Holding AG (Communication Services)	571,293
75,885	Uniper SE (Utilities)	2,371,939
1,950	Volkswagen AG (Consumer Discretionary)*	308,877
33,929	Vonovia SE (Real Estate)*	1,954,224
4,505	Wirecard AG (Information Technology)	473,853
58,579	Zalando SE (Consumer Discretionary)*(b)	3,964,354

		105,367,546

Hong Kong – 2.2%
717,569	AIA Group Ltd. (Financials)	5,818,502
69,810	ASM Pacific Technology Ltd. (Information Technology)	634,964
350,983	Bank of East Asia Ltd. (The) (Financials)	633,046
334,774	CK Asset Holdings Ltd. (Real Estate)	1,820,504
58,911	CK Infrastructure Holdings Ltd. (Utilities)	294,137
81,020	CLP Holdings Ltd. (Utilities)	793,894
472,231	Dairy Farm International Holdings Ltd. (Consumer Staples)	1,992,815
180,329	Hang Lung Properties Ltd. (Real Estate)	379,224
82,667	Hang Seng Bank Ltd. (Financials)	1,257,443
89,167	Henderson Land Development Co. Ltd. (Real Estate)	318,084

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
799,633	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	$ 792,308
699,189	HKT Trust & HKT Ltd. (Communication Services)	994,073
492,007	Hong Kong & China Gas Co. Ltd. (Utilities)	827,735
130,601	Hong Kong Exchanges & Clearing Ltd. (Financials)	4,552,753
14,011	Jardine Matheson Holdings Ltd. (Industrials)	562,542
27,421	Jardine Strategic Holdings Ltd. (Industrials)	547,049
76,532	Link REIT (Real Estate)	572,188
119,542	MTR Corp. Ltd. (Industrials)	572,956
1,809,162	PCCW Ltd. (Communication Services)	991,993
115,373	Power Assets Holdings Ltd. (Utilities)	642,284
41,479	Sun Hung Kai Properties Ltd. (Real Estate)	476,278
279,091	Swire Pacific Ltd., Class A (Real Estate)	1,447,485
221,142	Techtronic Industries Co. Ltd. (Industrials)	1,903,002
1,707,517	WH Group Ltd. (Consumer Staples)(b)	1,471,580
359,788	Wheelock & Co. Ltd. (Real Estate)	2,429,996
		32,726,835

Ireland – 0.5%
52,839	CRH PLC (Materials)	1,722,120
7,507	Flutter Entertainment PLC (Consumer Discretionary)	962,802
14,672	Kerry Group PLC, Class A (Consumer Staples)	1,816,460
65,079	Smurfit Kappa Group PLC (Materials)	2,118,149
		6,619,531

Israel – 0.9%
5,695	Azrieli Group Ltd. (Real Estate)	298,941
111,277	Bank Hapoalim BM (Financials)	683,213
115,858	Bank Leumi Le-Israel BM (Financials)	613,121

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
12,145	Check Point Software Technologies Ltd. (Information Technology)*	$ 1,331,942
5,485	Isracard Ltd. (Financials)	15,023
184,880	Israel Discount Bank Ltd., Class A (Financials)	586,293
47,986	Mizrahi Tefahot Bank Ltd. (Financials)	939,887
17,814	Nice Ltd. (Information Technology)*	3,221,205
279,923	Teva Pharmaceutical Industries Ltd. ADR (Health Care)*	3,507,435
8,283	Wix.com Ltd. (Information Technology)*	1,841,559
		13,038,619

Italy – 2.4%
181,386	Assicurazioni Generali SpA (Financials)	2,519,031
47,640	Atlantia SpA (Industrials)*	773,423
82,584	Davide Campari-Milano SpA (Consumer Staples)	670,595
8,094	DiaSorin SpA (Health Care)*	1,697,133
530,145	Enel SpA (Utilities)	4,069,565
222,745	Eni SpA (Energy)	2,012,638
22,293	Ferrari NV (Consumer Discretionary)	3,766,757
99,037	FinecoBank Banca Fineco SpA (Financials)*	1,157,270
69,079	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	704,239
1,020,343	Intesa Sanpaolo SpA (Financials)*	1,761,940
90,184	Mediobanca Banca di Credito Finanziario SpA (Financials)	585,445
91,744	Moncler SpA (Consumer Discretionary)*	3,413,619
34,689	Nexi SpA (Information Technology)*(b)	569,920
191,871	Poste Italiane SpA (Financials)(b)	1,684,798
45,079	Prysmian SpA (Industrials)	959,999
48,170	Recordati SpA (Health Care)	2,192,570
325,605	Snam SpA (Utilities)	1,515,389
5,051,776	Telecom Italia SpA (Communication Services)*	1,865,621
3,959,193	Telecom Italia SpA-RSP (Communication Services)	1,527,309

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
214,836	Terna Rete Elettrica Nazionale SpA (Utilities)	$ 1,450,564
		34,897,825

Japan – 22.3%
17,718	ABC-Mart, Inc. (Consumer Discretionary)	1,077,207
34,356	Advantest Corp. (Information Technology)	1,696,514
68,050	Aeon Co. Ltd. (Consumer Staples)	1,505,520
40,542	Aeon Mall Co. Ltd. (Real Estate)	570,113
26,040	Ajinomoto Co., Inc. (Consumer Staples)	444,011
17,133	Aozora Bank Ltd. (Financials)	318,376
47,654	Asahi Group Holdings Ltd. (Consumer Staples)	1,794,959
18,648	Asahi Intecc Co. Ltd. (Health Care)	571,202
289,476	Astellas Pharma, Inc. (Health Care)	5,144,120
48,488	Bandai Namco Holdings, Inc. (Consumer Discretionary)	2,698,604
29,366	Benesse Holdings, Inc. (Consumer Discretionary)	795,105
46,148	Bridgestone Corp. (Consumer Discretionary)	1,532,198
116,123	Brother Industries Ltd. (Information Technology)	2,186,973
86,337	Calbee, Inc. (Consumer Staples)	2,496,308
86,147	Canon, Inc. (Information Technology)	1,774,356
33,821	Casio Computer Co. Ltd. (Consumer Discretionary)	595,521
9,317	Central Japan Railway Co. (Industrials)	1,594,272
40,566	Chubu Electric Power Co., Inc. (Utilities)	546,352
16,580	Chugai Pharmaceutical Co. Ltd. (Health Care)	2,445,410
62,629	Chugoku Electric Power Co., Inc. (The) (Utilities)	860,360
52,987	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	1,052,510
5,371	Cosmos Pharmaceutical Corp. (Consumer Staples)	771,238

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
40,149	CyberAgent, Inc. (Communication Services)	$ 2,023,568
20,315	Dai Nippon Printing Co. Ltd. (Industrials)	461,795
6,669	Daifuku Co. Ltd. (Industrials)	518,738
50,567	Dai-ichi Life Holdings, Inc. (Financials)	658,519
47,137	Daiichi Sankyo Co. Ltd. (Health Care)	4,412,462
16,107	Daikin Industries Ltd. (Industrials)	2,369,666
10,447	Daito Trust Construction Co. Ltd. (Real Estate)	1,103,997
17,265	Daiwa House Industry Co. Ltd. (Real Estate)	428,600
286	Daiwa House REIT Investment Corp. REIT (Real Estate)	707,202
16,015	Denso Corp. (Consumer Discretionary)	614,081
24,198	Dentsu Group, Inc. (Communication Services)	647,990
1,601	Disco Corp. (Information Technology)	357,545
10,153	East Japan Railway Co. (Industrials)	796,332
21,514	Eisai Co. Ltd. (Health Care)	1,685,015
21,127	Electric Power Development Co. Ltd. (Utilities)	398,674
24,262	FamilyMart Co. Ltd. (Consumer Staples)(a)	454,680
1,980	FANUC Corp. (Industrials)	353,141
5,387	Fast Retailing Co. Ltd. (Consumer Discretionary)	3,026,640
54,895	FUJIFILM Holdings Corp. (Information Technology)	2,538,005
41,979	Fujitsu Ltd. (Information Technology)	4,325,121
19,909	Fukuoka Financial Group, Inc. (Financials)	323,947
2,489	GMO Payment Gateway, Inc. (Information Technology)	280,239
52,235	Hakuhodo DY Holdings, Inc. (Communication Services)	649,210
11,866	Hamamatsu Photonics KK (Information Technology)	537,486
43,685	Hankyu Hanshin Holdings, Inc. (Industrials)	1,613,833

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,433	Hikari Tsushin, Inc. (Consumer Discretionary)	$ 314,040
104,546	Hitachi Ltd. (Information Technology)	3,352,731
182,559	Honda Motor Co. Ltd. (Consumer Discretionary)	4,717,541
3,814	Hoshizaki Corp. (Industrials)	307,995
74,801	Hoya Corp. (Health Care)	7,019,428
41,412	Hulic Co. Ltd. (Real Estate)(a)	418,983
52,205	Idemitsu Kosan Co. Ltd. (Energy)	1,158,119
26,539	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	394,137
172,957	Inpex Corp. (Energy)	1,205,490
36,504	Ito En Ltd. (Consumer Staples)	2,093,978
192,296	ITOCHU Corp. (Industrials)	4,123,115
14,345	Itochu Techno-Solutions Corp. (Information Technology)	484,669
26,480	Japan Airlines Co. Ltd. (Industrials)	520,334
28,595	Japan Exchange Group, Inc. (Financials)	614,978
56,325	Japan Post Bank Co. Ltd. (Financials)	465,301
195,806	Japan Post Holdings Co. Ltd. (Financials)	1,425,085
88,132	Japan Post Insurance Co. Ltd. (Financials)	1,119,085
48,710	Japan Tobacco, Inc. (Consumer Staples)	966,423
48,296	JGC Holdings Corp. (Industrials)	519,562
15,448	JSR Corp. (Materials)	302,837
703,217	JXTG Holdings, Inc. (Energy)	2,704,254
91,174	Kakaku.com, Inc. (Communication Services)	2,205,406
76,075	Kamigumi Co. Ltd. (Industrials)	1,486,405
58,550	Kao Corp. (Consumer Staples)	4,699,326
140,074	KDDI Corp. (Communication Services)	4,077,339
12,599	Keihan Holdings Co. Ltd. (Industrials)	598,755
21,288	Keikyu Corp. (Industrials)	355,870
9,989	Keio Corp. (Industrials)	593,397
15,057	Keisei Electric Railway Co. Ltd. (Industrials)	494,050
8,119	Keyence Corp. (Information Technology)	3,342,253
38,263	Kikkoman Corp. (Consumer Staples)	1,924,959

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
9,813	Kintetsu Group Holdings Co. Ltd. (Industrials)	$ 481,838
84,075	Kirin Holdings Co. Ltd. (Consumer Staples)	1,722,704
9,999	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	890,986
12,579	Kobe Bussan Co. Ltd. (Consumer Staples)	651,514
15,291	Komatsu Ltd. (Industrials)	309,411
27,642	Kose Corp. (Consumer Staples)	3,461,183
24,810	Kubota Corp. (Industrials)	333,801
14,474	Kyocera Corp. (Information Technology)	783,384
63,642	Kyushu Electric Power Co., Inc. (Utilities)	529,292
20,091	Kyushu Railway Co. (Industrials)	569,713
8,776	Lasertec Corp. (Information Technology)	720,913
39,660	Lawson, Inc. (Consumer Staples)	2,194,028
46,761	LINE Corp. (Communication Services)*	2,339,461
138,559	Lion Corp. (Consumer Staples)	3,170,260
47,850	LIXIL Group Corp. (Industrials)	667,995
33,020	M3, Inc. (Health Care)	1,330,179
344,888	Marubeni Corp. (Industrials)	1,675,221
18,723	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	995,803
158,509	Mebuki Financial Group, Inc. (Financials)	358,994
30,035	Medipal Holdings Corp. (Health Care)	595,765
33,574	MEIJI Holdings Co. Ltd. (Consumer Staples)	2,527,360
82,047	MISUMI Group, Inc. (Industrials)	2,179,594
336,876	Mitsubishi Chemical Holdings Corp. (Materials)	1,983,389
135,668	Mitsubishi Corp. (Industrials)	3,167,077
92,867	Mitsubishi Electric Corp. (Industrials)	1,222,739
27,443	Mitsubishi Estate Co. Ltd. (Real Estate)	436,347
62,563	Mitsubishi Heavy Industries Ltd. (Industrials)	1,618,735
71,014	Mitsubishi Materials Corp. (Materials)	1,616,906
472,509	Mitsubishi UFJ Financial Group, Inc. (Financials)	1,948,192

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
309,637	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	$ 1,511,756
70,957	Mitsui & Co. Ltd. (Industrials)	1,077,182
21,759	Mitsui Chemicals, Inc. (Materials)	452,408
6,633	Miura Co. Ltd. (Industrials)	283,212
926,608	Mizuho Financial Group, Inc. (Financials)	1,156,809
90,887	MonotaRO Co. Ltd. (Industrials)	3,302,758
22,093	MS&AD Insurance Group Holdings, Inc. (Financials)	649,040
25,978	Murata Manufacturing Co. Ltd. (Information Technology)	1,450,389
26,581	Nagoya Railroad Co. Ltd. (Industrials)	801,859
76,150	NEC Corp. (Information Technology)	3,417,508
13,934	Nexon Co. Ltd. (Communication Services)	290,488
16,408	NH Foods Ltd. (Consumer Staples)	606,152
7,167	Nidec Corp. (Industrials)	440,524
7,382	Nihon M&A Center, Inc. (Industrials)	296,692
5,035	Nintendo Co. Ltd. (Communication Services)	2,034,844
19,159	Nippon Paint Holdings Co. Ltd. (Materials)(a)	1,335,537
445	Nippon Prologis REIT, Inc. REIT (Real Estate)	1,255,674
226,135	Nippon Telegraph & Telephone Corp. (Communication Services)	5,129,939
12,773	Nissan Chemical Corp. (Materials)	563,750
10,367	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	866,042
26,503	Nitori Holdings Co. Ltd. (Consumer Discretionary)	4,805,644
72,261	Nomura Holdings, Inc. (Financials)	310,481
162,885	Nomura Real Estate Holdings, Inc. (Real Estate)	3,014,737
35,561	Nomura Research Institute Ltd. (Information Technology)	940,063
111,487	NTT Data Corp. (Information Technology)	1,288,359

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
188,147	NTT DOCOMO, Inc. (Communication Services)	$ 5,154,461
80,480	Obayashi Corp. (Industrials)	744,777
11,248	Obic Co. Ltd. (Information Technology)	1,950,273
26,875	Odakyu Electric Railway Co. Ltd. (Industrials)	670,784
190,869	Olympus Corp. (Health Care)	3,315,648
39,086	Omron Corp. (Information Technology)	2,590,375
35,702	Ono Pharmaceutical Co. Ltd. (Health Care)	1,019,678
7,056	Oracle Corp. Japan (Information Technology)	823,915
15,144	Oriental Land Co. Ltd. (Consumer Discretionary)	2,194,956
97,684	ORIX Corp. (Financials)	1,295,683
34,603	Osaka Gas Co. Ltd. (Utilities)	691,514
12,933	Otsuka Corp. (Information Technology)	624,232
22,337	Otsuka Holdings Co. Ltd. (Health Care)	1,008,467
132,486	Panasonic Corp. (Consumer Discretionary)	1,184,239
104,585	Persol Holdings Co. Ltd. (Industrials)	1,383,335
36,883	Pigeon Corp. (Consumer Staples)	1,437,867
119,147	Pola Orbis Holdings, Inc. (Consumer Staples)	2,318,022
168,591	Recruit Holdings Co. Ltd. (Industrials)	5,805,658
250,510	Renesas Electronics Corp. (Information Technology)*	1,299,811
186,077	Resona Holdings, Inc. (Financials)	669,798
67,986	Ricoh Co. Ltd. (Information Technology)	502,315
3,486	Rinnai Corp. (Consumer Discretionary)	293,480
121,649	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	1,839,386
9,543	Secom Co. Ltd. (Industrials)	826,791
61,311	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	856,482
163,832	Sekisui House Ltd. (Consumer Discretionary)	3,121,225
67,402	Seven & i Holdings Co. Ltd. (Consumer Staples)	2,306,689

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
102,301	Seven Bank Ltd. (Financials)	$ 291,515
33,043	Shimadzu Corp. (Information Technology)	894,049
11,162	Shimamura Co. Ltd. (Consumer Discretionary)	785,334
3,691	Shimano, Inc. (Consumer Discretionary)	678,690
13,075	Shin-Etsu Chemical Co. Ltd. (Materials)	1,531,596
40,467	Shinsei Bank Ltd. (Financials)	516,472
27,739	Shionogi & Co. Ltd. (Health Care)	1,637,794
85,812	Shiseido Co. Ltd. (Consumer Staples)	5,233,070
52,135	Shizuoka Bank Ltd. (The) (Financials)	331,968
2,806	SMC Corp. (Industrials)	1,416,088
91,639	Softbank Corp. (Communication Services)	1,161,915
23,125	SoftBank Group Corp. (Communication Services)	1,037,175
10,023	Sompo Holdings, Inc. (Financials)	356,506
81,812	Sony Corp. (Consumer Discretionary)	5,219,991
16,891	Sony Financial Holdings, Inc. (Financials)	407,008
10,611	Square Enix Holdings Co. Ltd. (Communication Services)	515,111
26,299	SUMCO Corp. (Information Technology)	403,023
128,113	Sumitomo Corp. (Industrials)	1,543,516
90,334	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	1,277,010
34,383	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	400,366
99,494	Sumitomo Mitsui Financial Group, Inc. (Financials)	2,880,418
26,468	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	779,041
181,262	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	1,843,998
53,930	Sundrug Co. Ltd. (Consumer Staples)	1,817,106
42,746	Suntory Beverage & Food Ltd. (Consumer Staples)	1,745,787
9,752	Suzuken Co. Ltd. (Health Care)	354,380

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
13,301	Suzuki Motor Corp. (Consumer Discretionary)	$ 462,482
39,051	Sysmex Corp. (Health Care)	3,120,890
13,962	Taiheiyo Cement Corp. (Materials)	330,080
17,882	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	1,135,312
87,330	Takeda Pharmaceutical Co. Ltd. (Health Care)	3,397,225
3,288	TDK Corp. (Information Technology)	307,635
33,035	Teijin Ltd. (Materials)	540,899
37,212	Terumo Corp. (Health Care)	1,461,055
26,934	Tobu Railway Co. Ltd. (Industrials)	955,009
16,370	Toho Co. Ltd. (Communication Services)	601,710
15,241	Toho Gas Co. Ltd. (Utilities)	751,192
114,081	Tohoku Electric Power Co., Inc. (Utilities)	1,181,737
34,128	Tokio Marine Holdings, Inc. (Financials)	1,478,716
15,763	Tokyo Electron Ltd. (Information Technology)	3,145,723
36,555	Tokyo Gas Co. Ltd. (Utilities)	872,183
37,480	Tokyu Corp. (Industrials)	594,197
24,734	Toppan Printing Co. Ltd. (Industrials)	423,119
19,878	Toshiba Corp. (Industrials)	543,192
14,852	TOTO Ltd. (Industrials)	588,648
17,569	Toyo Suisan Kaisha Ltd. (Consumer Staples)	918,118
26,313	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	562,481
106,757	Toyota Motor Corp. (Consumer Discretionary)	6,693,679
50,642	Toyota Tsusho Corp. (Industrials)	1,283,266
11,074	Trend Micro, Inc. (Information Technology)	608,512
16,144	Tsuruha Holdings, Inc. (Consumer Staples)	2,385,599
32,598	Unicharm Corp. (Consumer Staples)	1,213,329
28,241	USS Co. Ltd. (Consumer Discretionary)	492,288
47,120	Welcia Holdings Co. Ltd. (Consumer Staples)	3,958,194
8,772	West Japan Railway Co. (Industrials)	565,964

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
10,889	Yakult Honsha Co. Ltd. (Consumer Staples)	$ 667,076
418,254	Yamada Denki Co. Ltd. (Consumer Discretionary)	2,034,298
8,958	Yamaha Corp. (Consumer Discretionary)	435,698
60,312	Yamato Holdings Co. Ltd. (Industrials)	1,334,606
168,233	Yamazaki Baking Co. Ltd. (Consumer Staples)(a)	3,015,342
39,833	Yokogawa Electric Corp. (Information Technology)	573,823
132,458	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	2,000,364
68,399	Z Holdings Corp. (Communication Services)	279,348
156,075	ZOZO, Inc. (Consumer Discretionary)	2,874,208
		330,304,176

Jordan – 0.1%
38,196	Hikma Pharmaceuticals PLC (Health Care)	1,214,071

Luxembourg – 0.4%
395,399	ArcelorMittal (Materials)*	3,784,667
451	Eurofins Scientific SE (Health Care)	304,915
249,278	Tenaris SA (Energy)	1,550,574
		5,640,156

Macau – 0.1%
82,920	Sands China Ltd. (Consumer Discretionary)	322,544
614,712	SJM Holdings Ltd. (Consumer Discretionary)	682,837
451,321	Wynn Macau Ltd. (Consumer Discretionary)	762,780
		1,768,161

Netherlands – 3.6%
82,460	ABN AMRO Bank NV (Financials)(b)	661,333

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
958	Adyen NV (Information Technology)*(b)	$ 1,260,641
652,821	Aegon NV (Financials)	1,746,427
12,235	Akzo Nobel NV (Materials)	1,001,666
120,709	Altice Europe NV (Communication Services)*	483,374
22,646	ASML Holding NV (Information Technology)	7,379,489
38,548	EXOR NV (Financials)	2,077,909
43,786	Heineken Holding NV (Consumer Staples)	3,609,065
22,833	Heineken NV (Consumer Staples)	2,094,850
234,866	ING Groep NV (Financials)	1,516,835
2,666	Just Eat Takeaway.com NV (Consumer Discretionary)*(b)	289,317
249,108	Koninklijke Ahold Delhaize NV (Consumer Staples)	6,320,541
15,000	Koninklijke DSM NV (Materials)	1,919,637
240,045	Koninklijke KPN NV (Communication Services)	588,499
103,684	Koninklijke Philips NV (Health Care)*	4,704,427
21,676	Koninklijke Vopak NV (Energy)	1,188,928
65,312	NN Group NV (Financials)	2,017,484
47,735	Randstad NV (Industrials)	2,003,388
305,256	Royal Dutch Shell PLC, Class A (Energy)	4,752,071
252,058	Royal Dutch Shell PLC, Class B (Energy)	3,820,453
56,060	Wolters Kluwer NV (Industrials)	4,469,844
		53,906,178

New Zealand – 0.4%
136,213	a2 Milk Co. Ltd. (Consumer Staples)*	1,602,648
130,052	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	2,414,430
164,537	Mercury NZ Ltd. (Utilities)	473,786
293,263	Meridian Energy Ltd. (Utilities)	862,614
292,346	Spark New Zealand Ltd. (Communication Services)	800,176
		6,153,654

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Norway – 0.5%
29,943	DNB ASA (Financials)*	$ 407,243
26,433	Equinor ASA (Energy)	383,844
126,648	Gjensidige Forsikring ASA (Financials)*	2,297,088
33,669	Mowi ASA (Consumer Staples)	634,055
76,192	Orkla ASA (Consumer Staples)	684,620
89,328	Schibsted ASA, Class B (Communication Services)*	2,141,266
52,631	Telenor ASA (Communication Services)	798,116

		7,346,232

Portugal – 0.4%
484,956	EDP – Energias de Portugal SA (Utilities)	2,278,057
31,561	Galp Energia SGPS SA (Energy)	376,170
166,088	Jeronimo Martins SGPS SA (Consumer Staples)*	2,841,423

		5,495,650

Russia – 0.1%
284,641	Evraz PLC (Materials)	993,771

Singapore – 1.2%
372,701	Ascendas Real Estate Investment Trust REIT (Real Estate)	825,353
213,198	DBS Group Holdings Ltd. (Financials)	2,936,865
190,949	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	2,953,265
494,089	Mapletree Commercial Trust REIT (Real Estate)	699,150
372,136	Mapletree Logistics Trust REIT (Real Estate)	539,747
487,037	Oversea-Chinese Banking Corp. Ltd. (Financials)	2,946,205
736,184	Singapore Exchange Ltd. (Financials)	4,312,724
256,486	Singapore Telecommunications Ltd. (Communication Services)	451,854
137,676	United Overseas Bank Ltd. (Financials)	1,899,449

		17,564,612

Shares	Description	Value

Common Stocks – (continued)
South Africa – 0.2%
107,516	Anglo American PLC (Materials)	$ 2,260,473

Spain – 2.4%
186,413	ACS Actividades de Construccion y Servicios SA (Industrials)	4,758,830
10,031	Aena SME SA (Industrials)*(b)	1,430,453
71,384	Amadeus IT Group SA (Information Technology)	3,727,222
1,065,724	Banco Santander SA (Financials)	2,415,370
17,636	Cellnex Telecom SA (Communication Services)*(b)	998,918
41,357	Enagas SA (Utilities)	929,729
53,781	Endesa SA (Utilities)	1,277,227
54,017	Ferrovial SA (Industrials)	1,467,295
33,987	Grifols SA (Health Care)	1,063,088
487,937	Iberdrola SA (Utilities)	5,258,225
162,756	Industria de Diseno Textil SA (Consumer Discretionary)	4,535,091
241,215	Mapfre SA (Financials)	424,743
52,633	Naturgy Energy Group SA (Utilities)	977,430
38,069	Red Electrica Corp. SA (Utilities)	670,761
422,075	Repsol SA (Energy)	3,929,673
20,190	Siemens Gamesa Renewable Energy SA (Industrials)*	339,907
192,544	Telefonica SA (Communication Services)	908,321

		35,112,283

Sweden – 2.7%
60,933	Assa Abloy AB, Class B (Industrials)	1,233,754
68,454	Atlas Copco AB, Class A (Industrials)	2,683,402
33,022	Atlas Copco AB, Class B (Industrials)	1,164,738
35,245	Electrolux AB, Series B (Consumer Discretionary)	576,854
68,467	Epiroc AB, Class A (Industrials)	760,030
29,838	Epiroc AB, Class B (Industrials)	332,331
44,259	Essity AB, Class B (Consumer Staples)*	1,460,521
48,547	Evolution Gaming Group AB (Consumer Discretionary)*(b)	2,864,878

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
230,911	Hennes & Mauritz AB, Class B (Consumer Discretionary)	$ 3,485,111
11,670	Hexagon AB, Class B (Information Technology)*	640,847
116,539	Husqvarna AB, Class B (Consumer Discretionary)	856,996
21,651	ICA Gruppen AB (Consumer Staples)	1,016,764
28,118	Industrivarden AB, Class C (Financials)*	625,153
31,111	Investment AB Latour, Class B (Industrials)	557,916
36,599	Investor AB, Class B (Financials)	1,946,848
22,634	Kinnevik AB, Class B (Financials)	569,554
22,492	L E Lundbergforetagen AB, Class B (Financials)*	1,115,722
27,696	Nibe Industrier AB, Class B (Industrials)*	614,594
90,477	Sandvik AB (Industrials)*	1,497,647
119,027	Securitas AB, Class B (Industrials)*	1,577,194
99,644	Skandinaviska Enskilda Banken AB, Class A (Financials)*	864,579
144,409	Skanska AB, Class B (Industrials)*	2,884,086
42,481	SKF AB, Class B (Industrials)	779,406
39,030	Svenska Cellulosa AB SCA, Class B (Materials)*	486,924
72,665	Svenska Handelsbanken AB, Class A (Financials)*	687,738
60,372	Swedish Match AB (Consumer Staples)	4,189,602
62,146	Tele2 AB, Class B (Communication Services)	826,779
268,396	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	2,440,495
213,144	Telia Co. AB (Communication Services)	730,520
50,929	Volvo AB, Class B (Industrials)*	720,539

		40,191,522

Switzerland – 9.4%
75,925	ABB Ltd. (Industrials)	1,492,894
31,413	Adecco Group AG (Industrials)	1,491,684
36,449	Alcon, Inc. (Health Care)*	2,347,730
4,803	Baloise Holding AG (Financials)	682,929

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
7,769	Banque Cantonale Vaudoise (Financials)	$ 755,308
633	Barry Callebaut AG (Consumer Staples)	1,272,984
296	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	2,467,950
24,239	Cie Financiere Richemont SA (Consumer Discretionary)	1,409,884
18,847	Clariant AG (Materials)*	345,571
76,925	Coca-Cola HBC AG (Consumer Staples)*	1,938,187
174,526	Credit Suisse Group AG (Financials)	1,592,843
1,326	EMS-Chemie Holding AG (Materials)	980,663
2,815	Geberit AG (Industrials)	1,369,261
759	Givaudan SA (Materials)	2,723,299
1,512,034	Glencore PLC (Materials)*	2,800,627
32,968	Kuehne + Nagel International AG (Industrials)*	4,749,424
47,089	LafargeHolcim Ltd. (Materials)*	1,947,868
14,953	Logitech International SA (Information Technology)	882,207
4,393	Lonza Group AG (Health Care)	2,156,032
274,622	Nestle SA (Consumer Staples)	29,689,019
182,243	Novartis AG (Health Care)	15,750,636
11,633	Pargesa Holding SA (Financials)	877,894
7,192	Partners Group Holding AG (Financials)	5,947,044
68,088	Roche Holding AG (Health Care)	23,579,554
4,019	Schindler Holding AG (Industrials)	930,390
5,469	Schindler Holding AG Participation Certificates (Industrials)	1,270,047
1,550	SGS SA (Industrials)	3,638,232
6,837	Sika AG (Materials)	1,170,695
13,103	Sonova Holding AG (Health Care)	2,871,012
160,795	STMicroelectronics NV (Information Technology)	3,951,023
4,572	Straumann Holding AG (Health Care)	3,702,525
7,787	Swatch Group AG (The) – Bearer (Consumer Discretionary)	1,555,455
31,489	Swatch Group AG (The) – Registered (Consumer Discretionary)	1,223,898
1,640	Swiss Life Holding AG (Financials)	575,972

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
13,871	Swiss Prime Site AG (Real Estate)	$ 1,290,796
14,907	Swiss Re AG (Financials)	1,010,455
2,067	Swisscom AG (Communication Services)	1,075,348
2,676	Temenos AG (Information Technology)	408,628
164,222	UBS Group AG (Financials)	1,760,681
1,821	Vifor Pharma AG (Health Care)	276,931
8,447	Zurich Insurance Group AG (Financials)	2,721,293

		138,684,873

United Kingdom – 11.4%
194,280	Admiral Group PLC (Financials)	5,603,596
21,296	Ashtead Group PLC (Industrials)	630,035
80,946	Associated British Foods PLC (Consumer Staples)	1,822,339
98,532	AstraZeneca PLC (Health Care)	10,451,739
793,627	Auto Trader Group PLC (Communication Services)(b)	5,476,842
14,790	AVEVA Group PLC (Information Technology)	747,486
736,945	Aviva PLC (Financials)	2,256,758
232,279	BAE Systems PLC (Industrials)	1,424,921
480,988	Barclays PLC (Financials)	685,269
92,524	Barratt Developments PLC (Consumer Discretionary)	568,505
39,199	Berkeley Group Holdings PLC (Consumer Discretionary)	1,984,508
934,364	BP PLC (Energy)	3,531,885
167,956	British American Tobacco PLC (Consumer Staples)	6,622,807
96,831	British Land Co. PLC (The) REIT (Real Estate)	487,588
341,426	BT Group PLC (Communication Services)	490,697
40,538	Bunzl PLC (Industrials)	945,460
207,484	Burberry Group PLC (Consumer Discretionary)	3,836,145
326,346	CK Hutchison Holdings Ltd. (Industrials)	1,995,717
41,135	Coca-Cola European Partners PLC (Consumer Staples)	1,550,789

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
155,137	Compass Group PLC (Consumer Discretionary)	$ 2,270,863
27,192	Croda International PLC (Materials)	1,744,747
10,059	DCC PLC (Industrials)	837,188
148,212	Diageo PLC (Consumer Staples)	5,113,160
147,554	Direct Line Insurance Group PLC (Financials)	482,686
96,859	Experian PLC (Industrials)	3,368,478
429,286	GlaxoSmithKline PLC (Health Care)	8,872,684
90,422	GVC Holdings PLC (Consumer Discretionary)	886,261
56,364	Halma PLC (Information Technology)	1,623,610
229,411	Hargreaves Lansdown PLC (Financials)	5,200,189
662,556	HSBC Holdings PLC (Financials)	3,031,556
75,661	Imperial Brands PLC (Consumer Staples)	1,371,760
26,887	InterContinental Hotels Group PLC (Consumer Discretionary)	1,286,736
15,370	Intertek Group PLC (Industrials)	1,046,246
1,952,921	J Sainsbury PLC (Consumer Staples)	4,683,930
387,850	JD Sports Fashion PLC (Consumer Discretionary)	3,157,022
16,516	Johnson Matthey PLC (Materials)	431,448
587,103	Kingfisher PLC (Consumer Discretionary)	1,409,573
62,667	Land Securities Group PLC REIT (Real Estate)	469,345
925,590	Legal & General Group PLC (Financials)	2,271,450
1,578,541	Lloyds Banking Group PLC (Financials)	582,928
35,079	London Stock Exchange Group PLC (Financials)	3,482,464
1,292,256	M&G PLC (Financials)	2,236,663
250,923	Melrose Industries PLC (Industrials)	357,214
54,884	Mondi PLC (Materials)	1,023,225
231,249	National Grid PLC (Utilities)	2,647,371
49,662	Next PLC (Consumer Discretionary)	2,986,357
108,138	Ocado Group PLC (Consumer Discretionary)*	2,929,171
121,893	Pearson PLC (Communication Services)	698,327

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
17,753	Persimmon PLC (Consumer Discretionary)	$ 503,268
93,033	Prudential PLC (Financials)	1,204,225
28,290	Reckitt Benckiser Group PLC (Consumer Staples)	2,526,589
149,165	RELX PLC (Industrials)	3,454,972
176,633	Rentokil Initial PLC (Industrials)	1,084,869
122,389	Rolls-Royce Holdings PLC (Industrials)*	410,957
448,981	Royal Bank of Scotland Group PLC (Financials)	612,526
126,044	RSA Insurance Group PLC (Financials)	614,431
449,138	Sage Group PLC (The) (Information Technology)	3,836,912
35,885	Schroders PLC (Financials)	1,310,975
254,089	Segro PLC REIT (Real Estate)	2,637,438
43,118	Severn Trent PLC (Utilities)	1,301,219
204,001	Smith & Nephew PLC (Health Care)	4,141,230
27,843	Smiths Group PLC (Industrials)	449,727
5,308	Spirax-Sarco Engineering PLC (Industrials)	647,697
80,190	SSE PLC (Utilities)	1,230,810
40,709	St James’s Place PLC (Financials)	462,419
76,853	Standard Chartered PLC (Financials)	350,029
234,782	Standard Life Aberdeen PLC (Financials)	749,744
174,846	Taylor Wimpey PLC (Consumer Discretionary)	310,409
1,093,395	Tesco PLC (Consumer Staples)	3,086,078
134,764	Unilever NV (Consumer Staples)	6,969,068
117,950	Unilever PLC (Consumer Staples)	6,316,992
80,896	United Utilities Group PLC (Utilities)	917,708
2,061,007	Vodafone Group PLC (Communication Services)	3,389,381
755,229	Wm Morrison Supermarkets PLC (Consumer Staples)(a)	1,743,199
107,953	WPP PLC (Communication Services)	816,255

		168,694,865

United States – 0.6%
48,820	Bausch Health Cos., Inc. (Health Care)*	895,728

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,273	CyberArk Software Ltd. (Information Technology)*	$ 339,672
73,689	Ferguson PLC (Industrials)	5,799,536
45,002	James Hardie Industries PLC CDI (Materials)	775,187
18,409	QIAGEN NV (Health Care)*	804,960

		8,615,083

TOTAL COMMON STOCKS (Cost $1,519,302,527)		$1,468,971,655

Shares	Description	Rate	Value

Preferred Stocks – 0.4%
Germany – 0.4%
63,639	FUCHS PETROLUB SE (Materials)	2.64%	$ 2,535,655
16,030	Henkel AG & Co. KGaA (Consumer Staples)*	0.00	1,431,470
4,861	Sartorius AG (Health Care)*	0.00	1,802,737
4,392	Volkswagen AG (Consumer Discretionary)*	3.41	647,321

TOTAL PREFERRED STOCKS
(Cost $6,549,107)			$ 6,417,183

Units	Description	Value

Right – 0.0%
Italy – 0.0%
81,864	Davide Campari-Milano SpA (Consumer Staples)*
(Cost $0)		$ 0

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,525,851,634)		$1,475,388,838

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.1%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
31,087,558	0.151%	$ 31,087,558
(Cost $31,087,558)

TOTAL INVESTMENTS – 101.9%
(Cost $1,556,939,192)		$1,506,476,396

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.9)%		(28,462,335)

NET ASSETS – 100.0%		$1,478,014,061

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

MSCI EAFE Index	60	06/19/20	$4,290,647	$886,153

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Communication Services – 9.8%
1,033	CyberAgent, Inc.	$ 52,065
960	Dentsu Group, Inc.	25,707
3,592	Hakuhodo DY Holdings, Inc.	44,644
1,987	Kakaku.com, Inc.	48,063
8,960	KDDI Corp.	260,812
540	Konami Holdings Corp.	18,971
1,280	LINE Corp.*	64,039
3,246	Nexon Co. Ltd.	67,671
551	Nintendo Co. Ltd.	222,681
10,287	Nippon Telegraph & Telephone Corp.	233,364
8,384	NTT DOCOMO, Inc.	229,687
9,455	Softbank Corp.	119,882
6,631	SoftBank Group Corp.	297,406
1,091	Square Enix Holdings Co. Ltd.	52,963
1,267	Toho Co. Ltd.	46,571
8,982	Z Holdings Corp.	36,683

		1,821,209

Consumer Discretionary – 17.3%
748	ABC-Mart, Inc.	45,476
232	Aisin Seiki Co. Ltd.	7,311
1,311	Bandai Namco Holdings, Inc.	72,964
1,406	Benesse Holdings, Inc.	38,068
2,746	Bridgestone Corp.	91,172
2,884	Casio Computer Co. Ltd.	50,782
1,310	Denso Corp.	50,231
279	Fast Retailing Co. Ltd.	156,754
171	Hikari Tsushin, Inc.	37,474
10,663	Honda Motor Co. Ltd.	275,545
1,495	Iida Group Holdings Co. Ltd.	22,203
1,544	Isetan Mitsukoshi Holdings Ltd.	10,333
790	Isuzu Motors Ltd.	7,402
559	JTEKT Corp.	4,509
232	Koito Manufacturing Co. Ltd.	9,830
1,543	Marui Group Co. Ltd.	27,828
2,582	Mazda Motor Corp.	16,513
770	McDonald’s Holdings Co. Japan Ltd.	40,953
1,515	Mitsubishi Motors Corp.	4,275
420	NGK Spark Plug Co. Ltd.	6,772
1,470	Nikon Corp.	13,508
3,681	Nissan Motor Co. Ltd.	13,698
552	Nitori Holdings Co. Ltd.	100,091
842	Oriental Land Co. Ltd.	122,039

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
2,139	Pan Pacific International Holdings Corp.	$ 43,104
10,815	Panasonic Corp.	96,671
1,671	Rakuten, Inc.	15,138
359	Rinnai Corp.	30,224
2,228	Ryohin Keikaku Co. Ltd.	33,688
1,441	Sega Sammy Holdings, Inc.	18,779
3,343	Sekisui Chemical Co. Ltd.	46,700
6,209	Sekisui House Ltd.	118,290
1,088	Sharp Corp.	11,785
568	Shimamura Co. Ltd.	39,963
240	Shimano, Inc.	44,131
6,325	Sony Corp.	403,565
482	Stanley Electric Co. Ltd.	11,717
1,708	Subaru Corp.	37,708
2,018	Sumitomo Electric Industries Ltd.	23,498
8,762	Sumitomo Rubber Industries Ltd.	89,137
1,208	Suzuki Motor Corp.	42,003
463	Toyoda Gosei Co. Ltd.	9,897
426	Toyota Industries Corp.	21,787
9,630	Toyota Motor Corp.	603,802
1,111	USS Co. Ltd.	19,367
20,398	Yamada Denki Co. Ltd.	99,212
679	Yamaha Corp.	33,025
1,235	Yamaha Motor Co. Ltd.	17,825
3,872	Yokohama Rubber Co. Ltd. (The)	58,474
1,658	ZOZO, Inc.	30,533

		3,225,754

Consumer Staples – 11.3%
4,187	Aeon Co. Ltd.	92,632
2,633	Ajinomoto Co., Inc.	44,896
2,439	Asahi Group Holdings Ltd.	91,869
1,209	Calbee, Inc.	34,956
1,591	Coca-Cola Bottlers Japan Holdings, Inc.(a)	31,603
401	Cosmos Pharmaceutical Corp.	57,581
1,654	FamilyMart Co. Ltd.(a)	30,997
835	Ito En Ltd.	47,898
4,490	Japan Tobacco, Inc.	89,083
2,379	Kao Corp.	190,943
932	Kikkoman Corp.	46,888
5,017	Kirin Holdings Co. Ltd.	102,799
570	Kobayashi Pharmaceutical Co. Ltd.	50,791
761	Kobe Bussan Co. Ltd.	39,415

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
323	Kose Corp.	$ 40,444
787	Lawson, Inc.	43,538
2,373	Lion Corp.	54,295
874	MEIJI Holdings Co. Ltd.	65,792
850	NH Foods Ltd.	31,401
1,459	Nisshin Seifun Group, Inc.	22,738
635	Nissin Foods Holdings Co. Ltd.	53,047
942	Pigeon Corp.	36,723
1,748	Pola Orbis Holdings, Inc.	34,008
4,196	Seven & i Holdings Co. Ltd.	143,599
2,026	Shiseido Co. Ltd.	123,551
1,403	Sundrug Co. Ltd.	47,272
1,645	Suntory Beverage & Food Ltd.	67,183
1,073	Toyo Suisan Kaisha Ltd.	56,073
523	Tsuruha Holdings, Inc.	77,284
2,146	Unicharm Corp.	79,876
1,027	Welcia Holdings Co. Ltd.	86,270
591	Yakult Honsha Co. Ltd.	36,205
2,725	Yamazaki Baking Co. Ltd.(a)	48,842

		2,100,492

Energy – 1.6%
4,317	Idemitsu Kosan Co. Ltd.	95,768
7,438	Inpex Corp.	51,842
39,942	JXTG Holdings, Inc.	153,599

		301,209

Financials – 8.5%
7,826	Acom Co. Ltd.	31,889
496	Aozora Bank Ltd.	9,217
138	Bank of Kyoto Ltd. (The)(a)	4,957
1,635	Chiba Bank Ltd. (The)	7,770
2,780	Concordia Financial Group Ltd.	9,083
2,657	Dai-ichi Life Holdings, Inc.	34,601
3,658	Daiwa Securities Group, Inc.	15,167
2,778	Fukuoka Financial Group, Inc.	45,202
3,946	Japan Exchange Group, Inc.	84,865
1,886	Japan Post Bank Co. Ltd.	15,580
12,728	Japan Post Holdings Co. Ltd.	92,635
5,576	Japan Post Insurance Co. Ltd.	70,803
5,519	Mebuki Financial Group, Inc.	12,500
46,299	Mitsubishi UFJ Financial Group, Inc.	190,894
8,554	Mitsubishi UFJ Lease & Finance Co. Ltd.	41,764

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
74,970	Mizuho Financial Group, Inc.	$ 93,595
2,682	MS&AD Insurance Group Holdings, Inc.	78,791
10,312	Nomura Holdings, Inc.	44,307
7,449	ORIX Corp.	98,804
7,581	Resona Holdings, Inc.	27,288
638	SBI Holdings, Inc.	13,674
7,924	Seven Bank Ltd.	22,580
882	Shinsei Bank Ltd.	11,257
2,467	Shizuoka Bank Ltd. (The)	15,709
1,507	Sompo Holdings, Inc.	53,602
1,447	Sony Financial Holdings, Inc.	34,867
7,281	Sumitomo Mitsui Financial Group, Inc.	210,790
1,476	Sumitomo Mitsui Trust Holdings, Inc.	43,444
2,768	T&D Holdings, Inc.	24,999
2,949	Tokio Marine Holdings, Inc.	127,776
293	Tokyo Century Corp.	12,741

		1,581,151

Health Care – 12.3%
406	Alfresa Holdings Corp.	8,189
2,126	Asahi Intecc Co. Ltd.	65,121
12,449	Astellas Pharma, Inc.	221,224
1,304	Chugai Pharmaceutical Co. Ltd.	192,329
2,925	Daiichi Sankyo Co. Ltd.	273,807
1,315	Eisai Co. Ltd.	102,993
408	Hisamitsu Pharmaceutical Co., Inc.	20,564
2,131	Hoya Corp.	199,976
1,862	Kyowa Kirin Co. Ltd.	50,501
2,477	M3, Inc.	99,784
892	Medipal Holdings Corp.	17,693
394	Nippon Shinyaku Co. Ltd.	33,938
6,819	Olympus Corp.	118,455
2,697	Ono Pharmaceutical Co. Ltd.	77,029
2,625	Otsuka Holdings Co. Ltd.	118,513
187	PeptiDream, Inc.*	8,392
2,438	Santen Pharmaceutical Co. Ltd.	45,033
1,827	Shionogi & Co. Ltd.	107,872
2,816	Sumitomo Dainippon Pharma Co. Ltd.	39,809
349	Suzuken Co. Ltd.	12,682
802	Sysmex Corp.	64,095
449	Taisho Pharmaceutical Holdings Co. Ltd.	28,507
7,203	Takeda Pharmaceutical Co. Ltd.	280,204

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,636	Terumo Corp.	$ 103,497

		2,290,207

Industrials – 17.4%

353	AGC, Inc.	9,993
816	Amada Co. Ltd.	7,279
640	ANA Holdings, Inc.*(a)	15,439
665	Central Japan Railway Co.	113,791
1,073	Dai Nippon Printing Co. Ltd.	24,391
548	Daifuku Co. Ltd.	42,625
1,024	Daikin Industries Ltd.	150,651
1,103	East Japan Railway Co.	86,512
512	FANUC Corp.	91,317
231	Fuji Electric Co. Ltd.	6,173
1,303	Hankyu Hanshin Holdings, Inc.	48,136
689	Hino Motors Ltd.	4,662
324	Hitachi Construction Machinery Co. Ltd.	8,511
329	Hoshizaki Corp.	26,568
7,206	ITOCHU Corp.	154,507
970	Japan Airlines Co. Ltd.	19,061
259	Japan Airport Terminal Co. Ltd.	11,395
2,575	JGC Holdings Corp.	27,702
909	Kajima Corp.	10,310
2,210	Kamigumi Co. Ltd.	43,180
328	Kawasaki Heavy Industries Ltd.	5,194
477	Keihan Holdings Co. Ltd.	22,669
888	Keikyu Corp.	14,845
315	Keio Corp.	18,713
791	Keisei Electric Railway Co. Ltd.	25,954
721	Kintetsu Group Holdings Co. Ltd.	35,402
2,577	Komatsu Ltd.	52,145
2,658	Kubota Corp.	35,762
500	Kurita Water Industries Ltd.	13,863
679	Kyushu Railway Co.	19,254
4,891	LIXIL Group Corp.	68,279
509	Makita Corp.	17,245
22,870	Marubeni Corp.	111,086
807	MINEBEA MITSUMI, Inc.	14,165
1,970	MISUMI Group, Inc.	52,333
7,707	Mitsubishi Corp.	179,915
6,962	Mitsubishi Electric Corp.	91,666
3,583	Mitsubishi Heavy Industries Ltd.	92,705
5,095	Mitsui & Co. Ltd.	77,346

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
796	Miura Co. Ltd.	$ 33,987
1,682	MonotaRO Co. Ltd.	61,122
411	Nabtesco Corp.	12,761
1,414	Nagoya Railroad Co. Ltd.	42,656
757	NGK Insulators Ltd.	11,095
1,226	Nidec Corp.	75,357
1,122	Nihon M&A Center, Inc.	45,095
392	Nippon Express Co. Ltd.	20,158
627	Nippon Yusen KK	9,038
731	NSK Ltd.	5,347
5,921	Obayashi Corp.	54,794
872	Odakyu Electric Railway Co. Ltd.	21,765
861	Park24 Co. Ltd.	16,711
2,100	Persol Holdings Co. Ltd.	27,776
5,943	Recruit Holdings Co. Ltd.	204,655
728	Secom Co. Ltd.	63,073
804	Seibu Holdings, Inc.	10,508
672	SG Holdings Co. Ltd.	21,925
1,717	Shimizu Corp.	14,535
207	SMC Corp.	104,465
467	Sohgo Security Services Co. Ltd.	22,974
9,128	Sumitomo Corp.	109,975
323	Sumitomo Heavy Industries Ltd.	7,375
322	Taisei Corp.	11,178
464	THK Co. Ltd.	12,059
987	Tobu Railway Co. Ltd.	34,996
1,849	Tokyu Corp.	29,313
1,217	Toppan Printing Co. Ltd.	20,819
1,252	Toshiba Corp.	34,213
951	TOTO Ltd.	37,692
3,776	Toyota Tsusho Corp.	95,684
646	West Japan Railway Co.	41,680
2,065	Yamato Holdings Co. Ltd.	45,695
1,114	Yaskawa Electric Corp.	40,017

		3,251,237

Information Technology – 13.1%
1,947	Advantest Corp.	96,144
2,543	Brother Industries Ltd.	47,893
4,005	Canon, Inc.	82,490
190	Disco Corp.	42,432
2,381	FUJIFILM Holdings Corp.	110,083
1,557	Fujitsu Ltd.	160,419

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
200	GMO Payment Gateway, Inc.	$ 22,518
1,019	Hamamatsu Photonics KK	46,157
189	Hirose Electric Co. Ltd.	22,578
5,838	Hitachi Ltd.	187,221
1,284	Itochu Techno-Solutions Corp.	43,382
799	Keyence Corp.	328,915
1,407	Kyocera Corp.	76,152
495	Lasertec Corp.	40,662
2,476	Murata Manufacturing Co. Ltd.	138,239
2,698	NEC Corp.	121,082
2,700	Nomura Research Institute Ltd.	71,375
5,248	NTT Data Corp.	60,647
399	Obic Co. Ltd.	69,182
1,236	Omron Corp.	81,914
481	Oracle Corp. Japan	56,165
973	Otsuka Corp.	46,963
7,412	Renesas Electronics Corp.*	38,458
6,257	Ricoh Co. Ltd.	46,230
122	Rohm Co. Ltd.	8,210
165	SCSK Corp.	8,071
2,343	Seiko Epson Corp.	26,402
1,644	Shimadzu Corp.	44,482
1,370	SUMCO Corp.	20,995
482	TDK Corp.	45,097
716	TIS, Inc.	15,266
821	Tokyo Electron Ltd.	163,842
802	Trend Micro, Inc.	44,070
2,055	Yokogawa Electric Corp.	29,604

		2,443,340

Materials – 3.6%
282	Air Water, Inc.	4,097
3,374	Asahi Kasei Corp.	26,620
908	Daicel Corp.	7,686
875	Hitachi Metals Ltd.	10,087
1,538	JSR Corp.	30,150
934	Kansai Paint Co. Ltd.	19,350
636	Kuraray Co. Ltd.	6,683
18,485	Mitsubishi Chemical Holdings Corp.	108,832
4,957	Mitsubishi Materials Corp.	112,865
1,337	Mitsui Chemicals, Inc.	27,799
759	Nippon Paint Holdings Co. Ltd.(a)	52,909
468	Nippon Steel Corp.	4,312

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
670	Nissan Chemical Corp.	$ 29,571
443	Nitto Denko Corp.	23,973
806	Oji Holdings Corp.	4,047
1,235	Shin-Etsu Chemical Co. Ltd.	144,667
161	Showa Denko KK	3,848
3,434	Sumitomo Chemical Co. Ltd.	10,646
164	Sumitomo Metal Mining Co. Ltd.	4,568
1,459	Teijin Ltd.	23,889
2,362	Toray Industries, Inc.	11,486
644	Tosoh Corp.	8,955

		677,040

Real Estate – 2.6%
1,831	Aeon Mall Co. Ltd.	25,748
489	Daito Trust Construction Co. Ltd.	51,676
2,547	Daiwa House Industry Co. Ltd.	63,229
8	Daiwa House REIT Investment Corp. REIT	19,782
4	GLP J REIT	5,335
3,188	Hulic Co. Ltd.	32,254
3	Japan Real Estate Investment Corp. REIT	16,373
3	Japan Retail Fund Investment Corp. REIT	3,960
3,912	Mitsubishi Estate Co. Ltd.	62,201
2,158	Mitsui Fudosan Co. Ltd.	41,533
1	Nippon Building Fund, Inc. REIT	6,275
16	Nippon Prologis REIT, Inc. REIT	45,148
3,320	Nomura Real Estate Holdings, Inc.	61,448
821	Sumitomo Realty & Development Co. Ltd.	22,744
3,694	Tokyu Fudosan Holdings Corp.	18,721

		476,427

Utilities – 1.6%
1,646	Chubu Electric Power Co., Inc.	22,169
1,390	Chugoku Electric Power Co., Inc. (The)	19,095
748	Electric Power Development Co. Ltd.	14,115
987	Kansai Electric Power Co., Inc. (The)	9,835
1,767	Kyushu Electric Power Co., Inc.	14,695
2,686	Osaka Gas Co. Ltd.	53,678
651	Toho Gas Co. Ltd.	32,086
7,574	Tohoku Electric Power Co., Inc.	78,457
2,618	Tokyo Electric Power Co. Holdings, Inc.*	8,821

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
2,277	Tokyo Gas Co. Ltd.	$ 54,328

		307,279

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $18,386,789)		$18,475,345

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
171,773	0.151%	$ 171,773

(Cost $171,773)

TOTAL INVESTMENTS – 100.0% (Cost $18,558,562)		$18,647,118

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		1,864

NET ASSETS – 100.0%		$18,648,982

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Mini Tokyo Price Index	11	06/11/20	$145,596	$13,582

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 9.4%
209,898	Activision Blizzard, Inc.	$ 15,108,458
75,761	Alphabet, Inc., Class A*	108,604,909
75,863	Alphabet, Inc., Class C*	108,402,158
190,199	Altice USA, Inc., Class A*	4,891,918
1,620,174	AT&T, Inc.	49,998,570
5,263	Cable One, Inc.	9,930,702
1,833,483	CenturyLink, Inc.	18,023,138
42,974	Charter Communications, Inc., Class A*	23,377,856
1,098,679	Comcast Corp., Class A	43,507,688
164,325	Electronic Arts, Inc.*	20,192,256
630,897	Facebook, Inc., Class A*	142,008,606
882,634	Fox Corp., Class A	25,746,434
71,691	IAC/interactivecorp*	19,383,096
96,391	Liberty Broadband Corp., Class C*	13,168,938
56,792	Netflix, Inc.*	23,837,306
152,800	Omnicom Group, Inc.	8,371,912
77,201	Roku, Inc.*	8,454,282
161,498	Snap, Inc., Class A*	3,058,772
74,024	Take-Two Interactive Software, Inc.*	10,079,848
175,250	T-Mobile US, Inc.*	17,532,010
958,417	Verizon Communications, Inc.	54,993,967
94,255	ViacomCBS, Inc., Class B	1,954,849
319,568	Walt Disney Co. (The)	37,485,326

		768,112,999

Consumer Discretionary – 12.7%
70,548	Advance Auto Parts, Inc.	9,828,747
112,821	Amazon.com, Inc.*	275,550,626
29,428	AutoZone, Inc.*	33,779,224
328,788	Best Buy Co., Inc.	25,675,055
14,379	Booking Holdings, Inc.*	23,573,220
84,102	Burlington Stores, Inc.*	17,633,666
4,026	Chipotle Mexican Grill, Inc.*	4,041,742
153,464	Dollar General Corp.	29,389,891
135,164	Dollar Tree, Inc.*	13,228,501
78,541	Domino’s Pizza, Inc.	30,304,259
56,793	D.R. Horton, Inc.	3,140,653
327,138	eBay, Inc.	14,897,865
262,713	Expedia Group, Inc.	20,880,429
5,471,163	Ford Motor Co.	31,240,341
71,027	Garmin Ltd.	6,404,505
124,946	Genuine Parts Co.	10,421,746
62,695	Hilton Worldwide Holdings, Inc.	4,972,340

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
354,283	Home Depot, Inc. (The)	$ 88,032,240
56,569	Las Vegas Sands Corp.	2,711,918
463,895	Lennar Corp., Class A	28,047,092
322,590	Lowe’s Cos., Inc.	42,049,606
160,889	McDonald’s Corp.	29,976,838
485,701	NIKE, Inc., Class B	47,880,405
1,871	NVR, Inc.*	6,027,632
68,830	O’Reilly Automotive, Inc.*	28,718,629
259,200	Ross Stores, Inc.	25,132,032
197,398	Starbucks Corp.	15,395,070
364,840	Target Corp.	44,630,877
16,778	Tesla, Inc.*	14,009,630
104,832	Tiffany & Co.	13,432,124
514,106	TJX Cos., Inc. (The)	27,124,233
140,909	Tractor Supply Co.	17,193,716
62,491	Ulta Beauty, Inc.*	15,248,429
214,046	VF Corp.	12,007,981
231,552	Yum! Brands, Inc.	20,777,161

		1,033,358,423

Consumer Staples – 9.2%
190,096	Altria Group, Inc.	7,423,249
194,378	Archer-Daniels-Midland Co.	7,640,999
289,056	Brown-Forman Corp., Class B	19,057,462
113,435	Campbell Soup Co.	5,782,916
185,214	Church & Dwight Co., Inc.	13,904,015
167,623	Clorox Co. (The)	34,572,244
734,127	Coca-Cola Co. (The)	34,269,048
376,645	Colgate-Palmolive Co.	27,242,733
158,970	Conagra Brands, Inc.	5,530,566
20,152	Constellation Brands, Inc., Class A	3,480,250
168,993	Costco Wholesale Corp.	52,129,271
173,109	Estee Lauder Cos., Inc. (The), Class A	34,183,834
180,077	General Mills, Inc.	11,352,054
158,289	Hershey Co. (The)	21,476,652
153,737	Hormel Foods Corp.	7,506,978
112,959	JM Smucker Co. (The)	12,869,419
114,387	Kellogg Co.	7,470,615
159,907	Kimberly-Clark Corp.	22,617,246
624,466	Kraft Heinz Co. (The)	19,027,479
723,693	Kroger Co. (The)	23,606,866
156,256	Lamb Weston Holdings, Inc.	9,384,735
70,534	McCormick & Co., Inc.	12,354,735

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
858,283	Molson Coors Beverage Co., Class B	$ 32,580,423
345,789	Mondelez International, Inc., Class A	18,022,523
185,464	Monster Beverage Corp.*	13,336,716
414,177	PepsiCo, Inc.	54,484,984
391,154	Philip Morris International, Inc.	28,695,057
527,544	Procter & Gamble Co. (The)	61,152,901
390,447	Sysco Corp.	21,537,057
226,964	Tyson Foods, Inc., Class A	13,944,668
784,072	Walgreens Boots Alliance, Inc.	33,668,052
669,107	Walmart, Inc.	83,009,414

		753,315,161

Energy – 1.3%
340,621	Baker Hughes Co.	5,623,653
34,998	Cheniere Energy, Inc.*	1,552,161
237,855	Chevron Corp.	21,811,304
227,815	ConocoPhillips	9,609,237
72,887	EOG Resources, Inc.	3,715,050
343,901	Exxon Mobil Corp.	15,637,179
377,228	Kinder Morgan, Inc.	5,960,202
663,102	Marathon Petroleum Corp.	23,301,404
233,566	Valero Energy Corp.	15,564,838

		102,775,028

Financials – 7.6%
7,032	Alleghany Corp.	3,608,119
78,633	Allstate Corp. (The)	7,691,094
147,241	American Express Co.	13,998,202
119,279	American International Group, Inc.	3,585,527
27,873	Ameriprise Financial, Inc.	3,904,171
70,924	Arch Capital Group Ltd.*	2,001,475
120,708	Arthur J Gallagher & Co.	11,380,350
1,345,176	Bank of America Corp.	32,445,645
127,337	Bank of New York Mellon Corp. (The)	4,733,116
295,848	Berkshire Hathaway, Inc., Class B*	54,903,472
12,874	BlackRock, Inc.	6,805,711
137,938	Blackstone Group, Inc. (The), Class A	7,834,878
125,109	Brown & Brown, Inc.	5,029,382
187,247	Capital One Financial Corp.	12,740,286
62,582	Cboe Global Markets, Inc.	6,662,480
137,871	Charles Schwab Corp. (The)	4,950,948
62,050	Chubb Ltd.	7,566,377
28,581	Cincinnati Financial Corp.	1,684,850

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
431,760	Citigroup, Inc.	$ 20,685,622
380,796	Citizens Financial Group, Inc.	9,177,184
80,848	CME Group, Inc.	14,762,845
135,707	Discover Financial Services	6,447,440
30,035	Everest Re Group Ltd.	5,959,244
49,744	FactSet Research Systems, Inc.	15,296,777
75,126	Fidelity National Financial, Inc.	2,396,519
365,755	Fifth Third Bancorp	7,091,989
31,193	First Republic Bank	3,374,147
181,696	Hartford Financial Services Group, Inc. (The)	6,957,140
247,081	Huntington Bancshares, Inc.	2,196,550
126,040	Intercontinental Exchange, Inc.	12,257,390
644,991	JPMorgan Chase & Co.	62,764,074
281,468	KeyCorp	3,335,396
87,436	Loews Corp.	2,906,373
5,824	Markel Corp.*	5,226,574
21,785	MarketAxess Holdings, Inc.	11,079,633
161,865	Marsh & McLennan Cos., Inc.	17,144,741
332,346	MetLife, Inc.	11,967,780
116,559	Moody’s Corp.	31,169,042
405,581	Morgan Stanley	17,926,680
34,347	MSCI, Inc.	11,295,011
74,577	Nasdaq, Inc.	8,834,391
29,204	Northern Trust Corp.	2,307,408
15,173	PNC Financial Services Group, Inc. (The)	1,730,329
119,200	Principal Financial Group, Inc.	4,603,504
192,565	Progressive Corp. (The)	14,958,449
146,018	Prudential Financial, Inc.	8,901,257
26,274	Raymond James Financial, Inc.	1,820,263
180,871	Regions Financial Corp.	2,045,651
68,501	S&P Global, Inc.	22,264,195
28,259	State Street Corp.	1,722,669
695,875	Synchrony Financial	14,174,974
147,486	T. Rowe Price Group, Inc.	17,831,057
76,470	TD Ameritrade Holding Corp.	2,850,037
40,703	Travelers Cos., Inc. (The)	4,354,407
122,907	US Bancorp	4,370,573
776,252	Wells Fargo & Co.	20,547,390
49,061	Willis Towers Watson PLC	9,954,477
86,354	WR Berkley Corp.	5,004,214

		621,219,479

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – 16.1%
330,650	Abbott Laboratories	$ 31,385,298
477,553	AbbVie, Inc.	44,254,837
107,659	Agilent Technologies, Inc.	9,489,064
83,120	Alexion Pharmaceuticals, Inc.*	9,966,088
63,647	Align Technology, Inc.*	15,632,976
39,714	Alnylam Pharmaceuticals, Inc.*	5,372,113
24,216	AmerisourceBergen Corp.	2,308,753
182,820	Amgen, Inc.	41,993,754
60,150	Anthem, Inc.	17,690,717
204,922	Baxter International, Inc.	18,445,029
40,051	Becton Dickinson and Co.	9,889,793
73,360	Biogen, Inc.*	22,528,122
26,469	BioMarin Pharmaceutical, Inc.*	2,820,272
13,282	Bio-Rad Laboratories, Inc., Class A*	6,525,712
277,740	Boston Scientific Corp.*	10,551,343
558,374	Bristol-Myers Squibb Co.	33,346,095
50,860	Cardinal Health, Inc.	2,781,533
54,270	Catalent, Inc.*	4,218,407
44,728	Centene Corp.*	2,963,230
225,317	Cerner Corp.	16,425,609
175,524	Cigna Corp.	34,634,396
26,031	Cooper Cos., Inc. (The)	8,251,306
665,278	CVS Health Corp.	43,622,278
131,106	Danaher Corp.	21,843,571
92,416	DENTSPLY SIRONA, Inc.	4,299,192
51,808	DexCom, Inc.*	19,599,485
128,994	Edwards Lifesciences Corp.*	28,987,532
275,876	Eli Lilly and Co.	42,195,234
398,775	Gilead Sciences, Inc.	31,036,658
15,818	HCA Healthcare, Inc.	1,690,944
174,683	Henry Schein, Inc.*	10,606,752
53,516	Hologic, Inc.*	2,836,348
44,352	Humana, Inc.	18,213,149
103,654	IDEXX Laboratories, Inc.*	32,016,648
31,082	Illumina, Inc.*	11,284,320
117,376	Incyte Corp.*	11,961,788
32,297	Insulet Corp.*	6,090,245
18,274	Intuitive Surgical, Inc.*	10,599,468
58,422	IQVIA Holdings, Inc.*	8,735,257
724,251	Johnson & Johnson	107,732,336
45,270	Laboratory Corp. of America Holdings*	7,936,736
52,278	Masimo Corp.*	12,556,653
151,998	McKesson Corp.	24,117,523

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
237,313	Medtronic PLC	$ 23,394,316
595,397	Merck & Co., Inc.	48,060,446
32,785	Mettler-Toledo International, Inc.*	26,064,075
2,319,417	Mylan NV*	39,592,448
27,356	Neurocrine Biosciences, Inc.*	3,412,935
52,903	PerkinElmer, Inc.	5,315,164
1,352,873	Pfizer, Inc.	51,666,220
85,437	QIAGEN NV*	3,741,286
60,106	Quest Diagnostics, Inc.	7,109,338
21,688	Regeneron Pharmaceuticals, Inc.*	13,290,623
98,935	ResMed, Inc.	15,910,727
34,565	Seattle Genetics, Inc.*	5,433,964
68,844	STERIS PLC	11,420,531
108,899	Stryker Corp.	21,314,801
30,908	Teladoc Health, Inc.*	5,379,847
8,109	Teleflex, Inc.	2,942,432
112,867	Thermo Fisher Scientific, Inc.	39,412,028
229,588	UnitedHealth Group, Inc.	69,989,902
125,401	Universal Health Services, Inc., Class B	13,223,535
57,204	Varian Medical Systems, Inc.*	6,943,994
50,998	Veeva Systems, Inc., Class A*	11,161,932
90,703	Vertex Pharmaceuticals, Inc.*	26,118,836
55,130	Waters Corp.*	11,017,731
48,255	West Pharmaceutical Services, Inc.	10,425,010
33,573	Zimmer Biomet Holdings, Inc.	4,241,613
224,126	Zoetis, Inc.	31,240,923

		1,317,261,221

Industrials – 7.7%
143,534	3M Co.	22,454,459
60,078	Allegion PLC	5,989,777
106,054	AMETEK, Inc.	9,726,212
953,239	Carrier Global Corp.*	19,512,802
63,529	Caterpillar, Inc.	7,631,739
254,121	C.H. Robinson Worldwide, Inc.	20,616,837
76,900	Cintas Corp.	19,068,124
112,624	Copart, Inc.*	10,067,459
16,726	CoStar Group, Inc. *	10,985,637
77,164	CSX Corp.	5,523,399
92,196	Cummins, Inc.	15,636,442
11,002	Deere & Co.	1,673,624
1,125,489	Delta Air Lines, Inc.	28,373,578
62,447	Dover Corp.	6,072,971

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
129,333	Eaton Corp. PLC	$ 10,980,372
201,578	Emerson Electric Co.	12,300,290
61,561	Equifax, Inc.	9,453,307
70,423	Expeditors International of Washington, Inc.	5,378,204
670,203	Fastenal Co.	27,652,576
15,951	FedEx Corp.	2,082,563
136,678	Fortive Corp.	8,334,624
43,444	General Dynamics Corp.	6,378,882
692,567	General Electric Co.	4,550,165
140,360	Honeywell International, Inc.	20,471,506
9,948	Huntington Ingalls Industries, Inc.	1,988,506
41,377	IDEX Corp.	6,594,252
152,603	IHS Markit Ltd.	10,599,804
108,437	Illinois Tool Works, Inc.	18,701,045
53,279	Ingersoll Rand, Inc.*	1,502,468
82,187	Jacobs Engineering Group, Inc.	6,905,352
29,400	J.B. Hunt Transport Services, Inc.	3,518,298
193,437	Johnson Controls International PLC	6,075,856
21,808	Kansas City Southern	3,282,540
44,169	L3Harris Technologies, Inc.	8,809,507
46,438	Lockheed Martin Corp.	18,038,377
220,605	Masco Corp.	10,291,223
26,734	Norfolk Southern Corp.	4,766,405
52,782	Northrop Grumman Corp.	17,692,526
48,167	Old Dominion Freight Line, Inc.	8,240,892
74,328	Otis Worldwide Corp.	3,913,369
60,629	PACCAR, Inc.	4,478,058
62,905	Parker-Hannifin Corp.	11,321,013
279,964	Raytheon Technologies Corp.	18,063,277
137,432	Republic Services, Inc.	11,744,939
64,873	Rockwell Automation, Inc.	14,022,948
27,820	Roper Technologies, Inc.	10,955,516
266,886	Southwest Airlines Co.	8,567,041
28,519	Stanley Black & Decker, Inc.	3,577,709
23,256	Teledyne Technologies, Inc.*	8,700,535
127,505	Trane Technologies PLC	11,502,226
23,712	TransUnion	2,046,108
60,296	Union Pacific Corp.	10,241,879
59,651	United Parcel Service, Inc., Class B	5,947,801
120,341	United Rentals, Inc.*	16,714,161
88,149	Verisk Analytics, Inc.	15,221,569
97,348	Waste Management, Inc.	10,391,899

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
211,736	Westinghouse Air Brake Technologies Corp.	$ 12,930,717
72,574	W.W. Grainger, Inc.	22,470,362
73,314	Xylem, Inc.	4,863,651

		625,597,378

Information Technology – 26.8%
261,988	Accenture PLC, Class A	52,822,021
144,316	Adobe, Inc.*	55,792,566
636,884	Advanced Micro Devices, Inc.*	34,264,359
112,644	Akamai Technologies, Inc.*	11,917,735
192,890	Amdocs Ltd.	12,009,331
92,003	Amphenol Corp., Class A	8,883,810
43,316	Analog Devices, Inc.	4,892,542
46,818	ANSYS, Inc.*	13,249,494
1,133,161	Apple, Inc.	360,277,208
318,432	Applied Materials, Inc.	17,889,510
25,525	Arista Networks, Inc.*	5,959,066
101,400	Autodesk, Inc.*	21,332,532
88,798	Automatic Data Processing, Inc.	13,008,019
122,520	Black Knight, Inc.*	9,431,590
145,593	Booz Allen Hamilton Holding Corp.	11,612,498
59,052	Broadcom, Inc.	17,200,076
95,523	Broadridge Financial Solutions, Inc.	11,567,835
359,047	Cadence Design Systems, Inc.*	32,777,401
136,381	CDW Corp.	15,126,017
1,030,080	Cisco Systems, Inc.	49,258,426
176,118	Citrix Systems, Inc.	26,086,598
209,137	Cognizant Technology Solutions Corp., Class A	11,084,261
85,051	Corning, Inc.	1,938,312
36,247	Dell Technologies, Inc., Class C*	1,799,301
30,412	DocuSign, Inc.*	4,249,773
18,570	Fair Isaac Corp.*	7,477,210
171,777	Fidelity National Information Services, Inc.	23,847,801
159,070	Fiserv, Inc.*	16,983,904
23,390	FleetCor Technologies, Inc.*	5,702,248
103,371	Fortinet, Inc.*	14,389,243
52,406	Gartner, Inc.*	6,377,810
72,791	Global Payments, Inc.	13,065,257
47,127	GoDaddy, Inc., Class A*	3,640,561
683,442	HP, Inc.	10,347,312
1,358,007	Intel Corp.	85,459,381

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
263,208	International Business Machines Corp.	$ 32,874,679
130,864	Intuit, Inc.	37,992,436
68,661	Jack Henry & Associates, Inc.	12,418,028
244,933	Juniper Networks, Inc.	5,942,075
83,958	Keysight Technologies, Inc.*	9,078,379
46,776	KLA Corp.	8,230,705
90,657	Lam Research Corp.	24,810,101
283,736	Leidos Holdings, Inc.	29,874,563
200,734	Mastercard, Inc., Class A	60,398,853
84,483	Maxim Integrated Products, Inc.	4,872,979
60,959	Microchip Technology, Inc.	5,853,283
396,542	Micron Technology, Inc.*	18,998,327
2,046,327	Microsoft Corp.	374,989,423
93,703	Motorola Solutions, Inc.	12,680,827
187,765	NetApp, Inc.	8,363,053
832,737	NortonLifeLock, Inc.	18,969,749
142,243	NVIDIA Corp.	50,499,110
50,043	Okta, Inc.*	9,787,410
705,078	Oracle Corp.	37,912,044
35,053	Palo Alto Networks, Inc.*	8,246,919
126,839	Paychex, Inc.	9,167,923
170,290	PayPal Holdings, Inc.*	26,396,653
122,809	Qorvo, Inc.*	12,863,015
176,040	QUALCOMM, Inc.	14,238,115
84,556	RingCentral, Inc., Class A*	23,189,483
185,102	salesforce.com, Inc.*	32,353,979
219,285	Seagate Technology PLC	11,630,876
73,073	ServiceNow, Inc.*	28,347,209
140,299	Skyworks Solutions, Inc.	16,631,043
40,562	Splunk, Inc.*	7,538,042
67,461	Square, Inc., Class A*	5,469,738
179,378	SS&C Technologies Holdings, Inc.	10,385,089
151,838	Synopsys, Inc.*	27,469,013
94,212	TE Connectivity Ltd.	7,654,725
97,549	Teradyne, Inc.	6,537,734
310,890	Texas Instruments, Inc.	36,915,079
45,390	Trimble, Inc.*	1,775,657
33,304	Tyler Technologies, Inc.*	12,499,324
108,333	VeriSign, Inc.*	23,726,010
362,000	Visa, Inc., Class A	70,676,880
51,770	VMware, Inc., Class A*	8,090,098
572,123	Western Union Co. (The)	11,453,902
31,046	Workday, Inc., Class A*	5,694,768

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
56,007	Xilinx, Inc.	$ 5,149,844
12,955	Zebra Technologies Corp., Class A*	3,385,401

		2,183,753,551

Materials – 1.3%
45,164	Air Products and Chemicals, Inc.	10,913,881
14,363	Avery Dennison Corp.	1,589,553
117,090	Ball Corp.	8,343,834
138,100	Dow, Inc.	5,330,660
76,529	Eastman Chemical Co.	5,210,094
58,092	Ecolab, Inc.(a)	12,349,197
20,915	FMC Corp.	2,058,245
222,965	International Paper Co.	7,591,958
208,859	Newmont Corp.	12,211,986
52,873	Nucor Corp.	2,234,413
26,034	Packaging Corp. of America	2,640,108
53,821	PPG Industries, Inc.	5,471,981
28,009	Sherwin-Williams Co. (The)	16,633,145
17,917	Vulcan Materials Co.	1,940,770
474,489	Westrock Co.	13,314,161

		107,833,986

Real Estate – 3.1%
51,207	Alexandria Real Estate Equities, Inc. REIT	7,871,540
95,282	American Tower Corp. REIT	24,598,954
25,179	AvalonBay Communities, Inc. REIT	3,928,176
33,944	Boston Properties, Inc. REIT	2,918,505
114,741	Camden Property Trust REIT	10,506,833
335,127	CBRE Group, Inc., Class A*	14,738,885
112,825	Crown Castle International Corp. REIT	19,423,952
106,418	Digital Realty Trust, Inc. REIT	15,277,368
192,541	Duke Realty Corp. REIT	6,638,814
21,241	Equinix, Inc. REIT	14,818,359
161,217	Equity LifeStyle Properties, Inc. REIT	10,043,819
130,063	Equity Residential REIT	7,876,615
22,077	Essex Property Trust, Inc. REIT	5,359,633
95,658	Extra Space Storage, Inc. REIT	9,254,912
1,265,168	Host Hotels & Resorts, Inc. REIT	15,106,106
339,332	Invitation Homes, Inc. REIT	8,924,432
90,533	Medical Properties Trust, Inc. REIT	1,636,837
85,673	Mid-America Apartment Communities, Inc. REIT	9,968,910
139,186	Prologis, Inc. REIT	12,735,519

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
43,034	Public Storage REIT	$ 8,724,713
46,399	SBA Communications Corp. REIT	14,575,318
51,862	Simon Property Group, Inc. REIT	2,992,437
92,429	Sun Communities, Inc. REIT	12,680,335
96,000	UDR, Inc. REIT	3,550,080
141,874	Ventas, Inc. REIT	4,958,496
226,648	VICI Properties, Inc. REIT	4,446,834

		253,556,382

Utilities – 4.6%
390,252	AES Corp. (The)	4,874,247
189,514	Alliant Energy Corp.	9,354,411
163,489	Ameren Corp.	12,217,533
142,756	American Electric Power Co., Inc.	12,169,949
106,625	American Water Works Co., Inc.	13,541,375
56,908	Atmos Energy Corp.	5,849,004
305,192	CenterPoint Energy, Inc.	5,426,314
194,375	CMS Energy Corp.	11,386,487
144,487	Consolidated Edison, Inc.	10,845,194
184,449	Dominion Energy, Inc.	15,680,009
75,684	DTE Energy Co.	8,141,328
166,489	Duke Energy Corp.	14,256,453
72,672	Edison International	4,222,970
119,630	Entergy Corp.	12,180,727
205,347	Essential Utilities, Inc.	8,985,985
181,388	Evergy, Inc.	11,189,826
164,611	Eversource Energy	13,777,941
318,225	Exelon Corp.	12,191,200
248,916	FirstEnergy Corp.	10,519,190
135,866	NextEra Energy, Inc.	34,721,915
226,024	NiSource, Inc.	5,386,152
375,988	NRG Energy, Inc.	13,554,367
72,826	Pinnacle West Capital Corp.	5,673,145
259,998	PPL Corp.	7,264,344
201,916	Public Service Enterprise Group, Inc.	10,305,793
90,678	Sempra Energy	11,453,538
280,345	Southern Co. (The)	15,999,289
2,030,979	Vistra Energy Corp.	41,513,211
156,941	WEC Energy Group, Inc.	14,396,198
226,755	Xcel Energy, Inc.	14,745,878

		371,823,973

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $6,948,516,187)		$8,138,607,581

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
12,199,559	0.151%	$ 12,199,559
(Cost $12,199,559)

TOTAL INVESTMENTS – 99.9% (Cost $6,960,715,746)		$8,150,807,140

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		5,276,777

NET ASSETS – 100.0%		$8,156,083,917

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Communication Services – 2.2%
5,075	AMC Entertainment Holdings, Inc., Class A(a)	$ 26,035
1,062	Boston Omaha Corp., Class A*	17,332
3,452	Cargurus, Inc.*	89,683
3,298	Cars.com, Inc.*	20,349
2,999	Central European Media Enterprises Ltd., Class A (Czech Republic)*	11,996
1,847	Cogent Communications Holdings, Inc.	141,333
7,949	Consolidated Communications Holdings, Inc.*	48,171
77	Daily Journal Corp.*(a)	21,568
9,863	DHI Group, Inc.*	26,334
11,822	Eros International PLC (India)*(a)	38,185
2,176	EverQuote, Inc., Class A*	117,330
981	EW Scripps Co. (The), Class A	8,505
183	Fluent, Inc.*	365
10,931	Glu Mobile, Inc.*	109,091
3,943	Gray Television, Inc.*	54,965
1,890	Hemisphere Media Group, Inc.*	18,522
4,243	IDT Corp., Class B*	26,901
1,800	Iridium Communications, Inc.*	41,400
13,652	Lee Enterprises, Inc.*	15,154
2,887	Liberty Latin America Ltd., Class A (Chile)*	28,783
3,589	Liberty Latin America Ltd., Class C (Chile)*	34,454
1,134	Liberty Media Corp.-Liberty Braves, Class A*(a)	25,617
1,640	Liberty Media Corp.-Liberty Braves, Class C*	35,998
8,095	Liberty TripAdvisor Holdings, Inc., Class A*	19,226
2,789	Marchex, Inc., Class B*	4,323
1,726	Marcus Corp. (The)	23,267
4,898	Meet Group, Inc. (The)*	30,270
1,065	Meredith Corp.	15,911
4,403	MSG Networks, Inc., Class A*	54,509
5,208	National CineMedia, Inc.	14,322
2,467	Ooma, Inc.*	30,936
12,584	ORBCOMM, Inc.*	34,480
2,874	QuinStreet, Inc.*	29,142
1,420	Reading International, Inc., Class A*	4,970
122	Saga Communications, Inc., Class A	3,242
2,910	Scholastic Corp.	85,554
1,420	Shenandoah Telecommunications Co.	74,706

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
2,753	Spok Holdings, Inc.	$ 28,273
3,476	TechTarget, Inc.*	95,555
7,591	TEGNA, Inc.	88,967
9,717	TrueCar, Inc.*	26,236
19,518	Vonage Holdings Corp.*	187,958
4,383	Yelp, Inc.*	95,286

		1,905,204

Consumer Discretionary – 11.5%
4,832	1-800-Flowers.com, Inc., Class A*	106,980
4,760	Aaron’s, Inc.	175,692
4,752	Abercrombie & Fitch Co., Class A	55,218
2,064	Acushnet Holdings Corp.	68,979
3,493	Adient PLC*	59,416
3,172	Adtalem Global Education, Inc.*	106,135
939	America’s Car-Mart, Inc.*	74,716
4,548	American Axle & Manufacturing Holdings, Inc.*	32,336
7,921	American Eagle Outfitters, Inc.	72,556
3,449	American Public Education, Inc.*	108,402
1,056	Asbury Automotive Group, Inc.*	76,328
3,349	Barnes & Noble Education, Inc.*	5,191
1,385	Bassett Furniture Industries, Inc.	8,864
7,827	BBX Capital Corp.	14,010
4,800	Beazer Homes USA, Inc.*	47,136
5,278	Bed Bath & Beyond, Inc.(a)	38,371
2,395	Big Lots, Inc.	92,806
217	Biglari Holdings, Inc., Class B*	13,211
1,349	BJ’s Restaurants, Inc.	29,300
3,251	Bloomin’ Brands, Inc.	37,094
1,670	Boot Barn Holdings, Inc.*	35,872
3,611	Boyd Gaming Corp.	77,203
1,716	Brinker International, Inc.	45,217
2,415	Buckle, Inc. (The)	34,003
2,810	Caleres, Inc.	20,148
3,439	Callaway Golf Co.	52,685
1,884	Carriage Services, Inc.	35,268
2,107	Cato Corp. (The), Class A	20,438
263	Cavco Industries, Inc.*	50,020
2,805	Century Casinos, Inc.*	15,343
2,097	Cheesecake Factory, Inc. (The)(a)	45,044
3,561	Chegg, Inc.*	217,506
11,022	Chico’s FAS, Inc.	14,880

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,056	Children’s Place, Inc. (The)	$ 43,972
1,130	Churchill Downs, Inc.	149,917
1,625	Citi Trends, Inc.	26,390
2,248	Clarus Corp.	23,604
2,053	Collectors Universe, Inc.	45,659
2,093	Cooper Tire & Rubber Co.	53,853
2,138	Core-Mark Holding Co., Inc.	59,821
638	Cracker Barrel Old Country Store, Inc.	68,349
5,126	Crocs, Inc.*	146,860
5,938	Dana, Inc.	75,056
1,936	Dave & Buster’s Entertainment, Inc.	25,536
1,828	Deckers Outdoor Corp.*	333,665
6,031	Del Taco Restaurants, Inc.*	36,789
590	Delta Apparel, Inc.*(a)	7,263
6,413	Denny’s Corp.*	69,549
2,771	Designer Brands, Inc., Class A	16,986
634	Dillard’s, Inc., Class A(a)	19,026
444	Dine Brands Global, Inc.	20,153
1,965	Dorman Products, Inc.*	137,393
275	Duluth Holdings, Inc., Class B*(a)	1,248
2,851	El Pollo Loco Holdings, Inc.*	39,543
2,276	Eldorado Resorts, Inc.*(a)	80,707
3,271	Ethan Allen Interiors, Inc.	36,962
8,441	Express, Inc.*	16,544
3,016	Fiesta Restaurant Group, Inc.*	24,822
8,471	Fossil Group, Inc.*(a)	25,837
2,427	Fox Factory Holding Corp.*	175,011
3,061	Funko, Inc., Class A*(a)	17,295
6,201	GameStop Corp., Class A*(a)	25,176
1,830	Genesco, Inc.*	33,837
2,381	Gentherm, Inc.*	96,907
1,657	G-III Apparel Group Ltd.*	17,117
831	Golden Entertainment, Inc.*	10,134
7,376	GoPro, Inc., Class A*	34,741
941	Group 1 Automotive, Inc.	59,227
22,667	Groupon, Inc.*	28,900
1,970	Guess?, Inc.	18,853
2,791	Haverty Furniture Cos., Inc.	48,284
882	Helen of Troy Ltd.*	160,453
2,723	Hibbett Sports, Inc.*	52,608
6,350	Houghton Mifflin Harcourt Co.*	9,716
4,901	Hudson Ltd., Class A*	24,701
1,022	Installed Building Products, Inc.*	65,694

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,438	iRobot Corp.*	$ 106,009
2,682	J Alexander’s Holdings, Inc.*	11,372
1,397	Jack in the Box, Inc.	93,627
934	Johnson Outdoors, Inc., Class A	72,488
5,434	K12, Inc.*	133,785
4,440	KB Home	146,875
997	Kontoor Brands, Inc.	14,576
5,597	Laureate Education, Inc., Class A*	54,459
3,639	La-Z-Boy, Inc.	93,595
1,559	LCI Industries	154,232
2,609	Leaf Group Ltd.*	7,123
2,293	Lifetime Brands, Inc.	13,047
288	Lindblad Expeditions Holdings, Inc.*	2,261
2,730	Liquidity Services, Inc.*	15,588
885	Lithia Motors, Inc., Class A	106,722
1,786	M/I Homes, Inc.*	59,795
1,305	Malibu Boats, Inc., Class A*	61,505
1,471	Marine Products Corp.	16,549
1,299	MarineMax, Inc.*	24,720
1,309	Marriott Vacations Worldwide Corp.	117,587
3,500	MasterCraft Boat Holdings, Inc.*	52,010
1,568	MDC Holdings, Inc.	53,296
1,701	Meritage Homes Corp.*	118,220
3,403	Modine Manufacturing Co.*	18,206
902	Monarch Casino & Resort, Inc.*	36,206
746	Monro, Inc.	41,105
1,428	Murphy USA, Inc.*	165,791
721	Nathan’s Famous, Inc.	40,398
958	National Vision Holdings, Inc.*	25,655
22,579	Office Depot, Inc.	55,770
1,560	Oxford Industries, Inc.	66,487
1,976	Papa John’s International, Inc.	153,911
5,489	Penn National Gaming, Inc.*	180,094
10,481	Perdoceo Education Corp.*	170,631
1,565	PetMed Express, Inc.(a)	56,497
4,664	PlayAGS, Inc.*	24,299
5,377	Potbelly Corp.*	11,292
1,878	Purple Innovation, Inc.*	26,931
2,641	Quotient Technology, Inc.*	18,381
1,602	RCI Hospitality Holdings, Inc.	23,213
1,377	Regis Corp.*	14,486
6,255	Rent-A-Center, Inc.	159,252
1,111	RH*	240,965

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
2,453	RTW Retailwinds, Inc.*	$ 1,104
6,658	Rubicon Project, Inc. (The)*	41,746
2,846	Ruth’s Hospitality Group, Inc.	23,081
5,883	Sally Beauty Holdings, Inc.*	76,714
2,045	Scientific Games Corp.*	32,168
2,250	SeaWorld Entertainment, Inc.*	40,635
432	Shake Shack, Inc., Class A*	23,998
2,371	Shoe Carnival, Inc.	61,622
1,557	Shutterstock, Inc.	59,041
1,946	Signet Jewelers Ltd.	20,530
1,660	Skyline Champion Corp.*	41,234
2,484	Sleep Number Corp.*	77,426
959	Sonic Automotive, Inc., Class A	25,203
5,157	Sonos, Inc.*	56,005
2,703	Sportsman’s Warehouse Holdings, Inc.*	30,193
730	Stamps.com, Inc.*	144,650
1,961	Standard Motor Products, Inc.	83,441
4,195	Steven Madden Ltd.	98,666
1,920	Stitch Fix, Inc., Class A*(a)	44,390
5,007	Stoneridge, Inc.*	103,044
763	Strategic Education, Inc.	129,428
1,553	Sturm Ruger & Co., Inc.	96,814
6,463	Taylor Morrison Home Corp.*	124,930
2,157	Texas Roadhouse, Inc.	111,840
6	Tilly’s, Inc., Class A	31
1,325	TopBuild Corp.*	151,964
5,477	TRI Pointe Group, Inc.*	78,431
10,557	Tupperware Brands Corp.	34,099
411	Universal Electronics, Inc.*	18,594
5,112	Vera Bradley, Inc.*	26,838
2,237	Vista Outdoor, Inc.*	21,721
471	Visteon Corp.*	33,912
895	Weyco Group, Inc.	16,710
2,051	Wingstop, Inc.	250,119
547	Winmark Corp.	78,697
1,137	Winnebago Industries, Inc.	61,853
3,332	Wolverine World Wide, Inc.	69,772
5,585	WW International, Inc.*	133,482
982	YETI Holdings, Inc.*	31,522
3,300	Zumiez, Inc.*	80,421

		10,045,606

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – 3.5%
235	Alico, Inc.	$ 7,541
972	Andersons, Inc. (The)	12,597
3,316	BJ’s Wholesale Club Holdings, Inc.*	119,376
622	Boston Beer Co., Inc. (The), Class A*	351,262
435	Calavo Growers, Inc.	25,452
937	Cal-Maine Foods, Inc.*	41,753
5,787	Celsius Holdings, Inc.*	53,645
1,257	Central Garden & Pet Co.*	46,119
1,772	Central Garden & Pet Co., Class A*	60,709
2,375	Chefs’ Warehouse, Inc. (The)*	35,150
501	Coca-Cola Consolidated, Inc.	121,958
7,009	Darling Ingredients, Inc.*	163,380
1,801	Edgewell Personal Care Co.*	54,786
1,979	Farmer Bros Co.*	15,258
2,056	Fresh Del Monte Produce, Inc.	51,174
3,043	Freshpet, Inc.*	234,859
7,355	Hostess Brands, Inc.*	88,812
2,097	Ingles Markets, Inc., Class A	89,353
938	Inter Parfums, Inc.	43,533
648	J&J Snack Foods Corp.	83,352
704	John B Sanfilippo & Son, Inc.	61,206
772	Lancaster Colony Corp.	118,471
2,478	Landec Corp.*	26,440
3,501	Lifevantage Corp.*	53,600
883	Medifast, Inc.	90,366
1,340	National Beverage Corp.*(a)	76,353
1,813	Nature’s Sunshine Products, Inc.*	17,586
99	Oil-Dri Corp. of America	3,508
5,026	Performance Food Group Co.*	133,943
3,179	Rite Aid Corp.*(a)	41,740
753	Sanderson Farms, Inc.	99,411
2,098	Simply Good Foods Co. (The)*	35,729
2,639	SpartanNash Co.	56,501
731	Tootsie Roll Industries, Inc.	26,038
1,280	Turning Point Brands, Inc.	30,707
3,348	United Natural Foods, Inc.*	65,621
1,299	Universal Corp.	57,234
1,315	USANA Health Sciences, Inc.*	111,407
4,416	Vector Group Ltd.	50,475
2,016	Village Super Market, Inc., Class A	48,243
721	WD-40 Co.	138,324
1,146	Weis Markets, Inc.	63,867

		3,106,839

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – 1.2%
1,136	Arch Resources, Inc.	$ 37,442
2,820	Cactus, Inc., Class A	53,806
3,229	CONSOL Energy, Inc.*	21,989
1,467	CVR Energy, Inc.	29,927
3,349	Delek US Holdings, Inc.	65,875
44,750	Denbury Resources, Inc.*	9,532
3,640	DHT Holdings, Inc.	21,622
1,297	Diamond S Shipping, Inc.*	14,202
2,013	DMC Global, Inc.	57,471
4,121	Dorian LPG Ltd.*	33,875
2,978	Era Group, Inc.*	14,920
6,433	Evolution Petroleum Corp.	15,696
222	Exterran Corp.*	1,425
2,638	Hallador Energy Co.	1,856
7,960	Helix Energy Solutions Group, Inc.*	26,746
5,340	Liberty Oilfield Services, Inc., Class A	27,501
3,996	Matrix Service Co.*	44,036
674	Nabors Industries Ltd.(a)	24,978
10,729	Newpark Resources, Inc.*	21,673
16,726	NexTier Oilfield Solutions, Inc.*	48,505
30,211	Northern Oil and Gas, Inc.*(a)	23,543
6,253	Oil States International, Inc.*	26,513
2,912	Overseas Shipholding Group, Inc., Class A*	6,435
2,520	Par Pacific Holdings, Inc.*	23,411
3,824	Peabody Energy Corp.	12,046
10,558	ProPetro Holding Corp.*	52,262
843	Renewable Energy Group, Inc.*	23,983
715	REX American Resources Corp.*	41,935
2,907	RigNet, Inc.*	2,850
8,506	RPC, Inc.*	27,049
1,557	Scorpio Tankers, Inc. (Monaco)	27,621
612	SEACOR Holdings, Inc.*	16,402
4,769	Select Energy Services, Inc., Class A*	28,328
1,751	SFL Corp. Ltd. (Norway)	17,370
3,364	Solaris Oilfield Infrastructure, Inc., Class A	23,312
2,934	Teekay Tankers Ltd., Class A (Bermuda)*	50,993
17,219	W&T Offshore, Inc.*	44,942
2,269	World Fuel Services Corp.	57,814

		1,079,886

Shares	Description	Value

Common Stocks – (continued)
Financials – 17.2%
823	1st Constitution Bancorp	$ 10,567
890	1st Source Corp.	30,785
231	ACNB Corp.	5,738
3,848	AG Mortgage Investment Trust, Inc. REIT	9,466
839	Allegiance Bancshares, Inc.	21,487
1,564	Ambac Financial Group, Inc.*	20,989
847	Amerant Bancorp, Inc.*	11,045
3,562	American Equity Investment Life Holding Co.	77,260
1,018	American National Bankshares, Inc.	25,307
1,473	Ameris Bancorp	35,691
1,494	AMERISAFE, Inc.	91,702
333	Ames National Corp.	6,693
7,318	Anworth Mortgage Asset Corp. REIT	10,684
6,204	Apollo Commercial Real Estate Finance, Inc. REIT	51,059
3,602	Ares Commercial Real Estate Corp. REIT	26,835
3,408	Ares Management Corp., Class A	128,686
1,164	Argo Group International Holdings Ltd.	35,723
1,758	ARMOUR Residential REIT, Inc. REIT	13,765
1,846	Arrow Financial Corp.	53,995
4,318	Artisan Partners Asset Management, Inc., Class A	125,092
462	Associated Capital Group, Inc., Class A	18,984
2,023	Atlantic Capital Bancshares, Inc.*	23,062
3,244	Atlantic Union Bankshares Corp.	75,099
5,726	Axos Financial, Inc.*	124,827
2,719	B. Riley Financial, Inc.	52,286
4,483	Banc of California, Inc.	49,089
1,567	BancFirst Corp.	59,734
1,114	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	13,145
3,833	BancorpSouth Bank	85,208
583	Bank First Corp.	36,350
2,891	Bank of Commerce Holdings	22,058
919	Bank of Marin Bancorp	30,924
4,883	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	119,292
2,179	BankFinancial Corp.	19,785

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,081	Bankwell Financial Group, Inc.	$ 15,826
1,367	Banner Corp.	51,345
895	Bar Harbor Bankshares	17,649
2,458	BCB Bancorp, Inc.	23,572
2,486	Benefytt Technologies, Inc.*	48,800
2,591	Berkshire Hills Bancorp, Inc.	28,035
4,395	Blackstone Mortgage Trust, Inc., Class A REIT	103,678
1,364	Blucora, Inc.*	16,573
4,680	Boston Private Financial Holdings, Inc.	32,152
1,350	Bridge Bancorp, Inc.	28,755
5,924	Brightsphere Investment Group, Inc.	49,465
3,653	Brookline Bancorp, Inc.	33,973
1,387	Bryn Mawr Bank Corp.	38,517
529	C&F Financial Corp.	19,065
4,673	Cadence BanCorp	37,711
393	Cambridge Bancorp	22,794
2,051	Camden National Corp.	68,791
1,688	Cannae Holdings, Inc.*	62,169
2,017	Capital City Bank Group, Inc.	41,046
3,764	Capitol Federal Financial, Inc.	44,133
1,421	Capstar Financial Holdings, Inc.	16,370
6,349	Capstead Mortgage Corp. REIT	32,126
3,998	Cathay General Bancorp	108,706
4,320	CenterState Bank Corp.	68,256
1,744	Central Pacific Financial Corp.	28,096
1,439	Central Valley Community Bancorp	21,671
532	Century Bancorp, Inc., Class A	40,113
615	Chemung Financial Corp.	15,572
2,405	Cherry Hill Mortgage Investment Corp. REIT	20,755
1,153	Citizens & Northern Corp.	22,115
1,491	City Holding Co.	93,784
2,515	Civista Bancshares, Inc.	38,329
1,205	CNB Financial Corp.	21,353
5,937	CNO Financial Group, Inc.	85,196
1,335	Codorus Valley Bancorp, Inc.	17,689
2,434	Cohen & Steers, Inc.	154,681
1,170	Colony Bankcorp, Inc.	14,882
2,659	Columbia Banking System, Inc.	64,773
1,975	Community Bank System, Inc.	117,354
5,440	Community Bankers Trust Corp.	30,627
619	Community Financial Corp. (The)	14,670

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,242	Community Trust Bancorp, Inc.	$ 40,787
1,630	ConnectOne Bancorp, Inc.	23,896
2,619	Cowen, Inc., Class A	34,230
2,314	Crawford & Co., Class A	13,930
2,882	Curo Group Holdings Corp.	19,281
3,462	Customers Bancorp, Inc.*	38,394
4,320	CVB Financial Corp.	84,283
426	Diamond Hill Investment Group, Inc.	44,713
2,144	Dime Community Bancshares, Inc.	30,938
1,813	Donegal Group, Inc., Class A	25,835
3,963	Donnelley Financial Solutions, Inc.*	32,298
1,872	Dynex Capital, Inc. REIT	24,074
2,122	Eagle Bancorp, Inc.	68,668
419	eHealth, Inc.*	54,646
1,932	Ellington Financial, Inc. REIT	19,706
2,920	Employers Holdings, Inc.	87,279
2,572	Encore Capital Group, Inc.*	81,712
3,005	Enova International, Inc.*	42,521
552	Enstar Group Ltd. (Bermuda)*	78,605
98	Enterprise Bancorp, Inc.	2,258
1,782	Enterprise Financial Services Corp.	52,337
903	Equity Bancshares, Inc., Class A*	14,728
487	Esquire Financial Holdings, Inc.*	8,342
1,667	ESSA Bancorp, Inc.	23,921
6,281	Essent Group Ltd.	207,587
956	Evans Bancorp, Inc.	23,365
3,698	EZCORP, Inc., Class A*	19,082
1,074	Farmers & Merchants Bancorp, Inc.	23,338
2,101	Farmers National Banc Corp.	24,687
1,447	FB Financial Corp.	34,164
657	FBL Financial Group, Inc., Class A	23,461
2,026	Federal Agricultural Mortgage Corp., Class C	129,927
5,778	Federated Hermes, Inc.	127,925
8,397	FGL Holdings(a)	70,031
2,043	Financial Institutions, Inc.	36,141
11,253	First BanCorp. (Puerto Rico)	61,554
1,434	First Bancorp, Inc. (The)	29,555
1,011	First Bancshares, Inc. (The)	21,423
1,138	First Bank	8,501
1,932	First BankCorp	49,111
2,314	First Busey Corp.	41,444
1,523	First Business Financial Services, Inc.	25,206

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
5,251	First Commonwealth Financial Corp.	$ 42,953
979	First Community Bankshares, Inc.	20,921
3,059	First Defiance Financial Corp.	50,810
5,273	First Financial Bancorp	70,078
6,749	First Financial Bankshares, Inc.	206,789
987	First Financial Corp.	34,644
1,633	First Financial Northwest, Inc.	15,954
2,659	First Foundation, Inc.	39,619
1,215	First Guaranty Bancshares, Inc.	14,458
1,198	First Internet Bancorp	19,264
1,489	First Interstate BancSystem, Inc., Class A	46,531
3,226	First Merchants Corp.	90,522
1,114	First Mid Bancshares, Inc.	28,351
3,246	First Midwest Bancorp, Inc.	42,360
2,162	First Northwest Bancorp	29,317
2,167	First of Long Island Corp. (The)	33,090
1,496	FirstCash, Inc.	104,376
3,012	Flagstar Bancorp, Inc.	88,252
3,083	Flushing Financial Corp.	34,961
837	Focus Financial Partners, Inc., Class A*	23,302
1,189	Franklin Financial Network, Inc.	29,321
816	FS Bancorp, Inc.	34,468
7,492	Fulton Financial Corp.	83,985
20,186	Genworth Financial, Inc., Class A*	61,567
2,418	German American Bancorp, Inc.	74,910
3,508	Glacier Bancorp, Inc.	144,495
696	Global Indemnity Ltd. (Cayman Islands)	16,885
2,636	Granite Point Mortgage Trust, Inc. REIT	12,969
3,204	Great Ajax Corp. REIT	26,273
1,532	Great Southern Bancorp, Inc.	62,138
2,265	Great Western Bancorp, Inc.	32,254
1,827	Green Dot Corp., Class A*	69,755
1,804	Greenhill & Co., Inc.	17,986
1,991	Hamilton Lane, Inc., Class A	145,681
4,024	Hancock Whitney Corp.	86,999
2,326	Hanmi Financial Corp.	21,004
1,791	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	51,957
3,564	HarborOne Bancorp, Inc.*	28,405
1,972	Heartland Financial USA, Inc.	63,124
4,353	Heritage Commerce Corp.	35,390
1,505	Heritage Financial Corp.	28,595
4,058	Hilltop Holdings, Inc.	75,844

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
296	Hingham Institution For Savings (The)	$ 48,588
901	Home Bancorp, Inc.	21,408
6,907	Home BancShares, Inc.	99,944
2,211	HomeStreet, Inc.	52,666
1,422	HomeTrust Bancshares, Inc.	21,927
5,516	Hope Bancorp, Inc.	52,374
1,939	Horace Mann Educators Corp.	70,812
2,249	Horizon Bancorp, Inc.	23,075
2,432	Houlihan Lokey, Inc.	147,087
921	Howard Bancorp, Inc.*	9,496
2,456	IBERIABANK Corp.	104,159
2,556	Independent Bank Corp.	35,324
1,349	Independent Bank Corp.	93,715
1,532	Independent Bank Group, Inc.	58,032
2,547	International Bancshares Corp.	78,397
1,297	INTL. FCStone, Inc.*	66,160
7,149	Invesco Mortgage Capital, Inc. REIT	19,803
1,510	Investar Holding Corp.	19,705
8,173	Investors Bancorp, Inc.	70,942
285	Investors Title Co.	35,938
1,707	James River Group Holdings Ltd.	66,010
2,732	Kearny Financial Corp.	23,413
1,633	Kinsale Capital Group, Inc.	243,840
1,931	KKR Real Estate Finance Trust, Inc. REIT	31,263
5,237	Ladder Capital Corp. REIT	41,634
2,873	Lakeland Bancorp, Inc.	31,890
2,135	Lakeland Financial Corp.	91,143
226	LCNB Corp.	3,361
2,558	Live Oak Bancshares, Inc.	34,635
4,857	Macatawa Bank Corp.	35,893
1,632	Malvern Bancorp, Inc.*	19,388
1,191	Marlin Business Services Corp.	8,921
1,306	Mercantile Bank Corp.	29,960
2,277	Meridian Bancorp, Inc.	26,231
1,504	Meta Financial Group, Inc.	27,252
1,333	Midland States Bancorp, Inc.	19,955
1,100	MidWestOne Financial Group, Inc.	21,109
978	MMA Capital Holdings, Inc.*	24,411
2,641	Moelis & Co., Class A	88,817
10,635	Mr Cooper Group, Inc.*	118,580
977	National Bank Holdings Corp., Class A	25,695
13	National Bankshares, Inc.	400
5,360	National General Holdings Corp.	108,808

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
192	National Western Life Group, Inc., Class A	$ 37,619
2,083	NBT Bancorp, Inc.	65,240
1,241	Nelnet, Inc., Class A	61,169
15,200	New York Mortgage Trust, Inc. REIT	31,616
709	NI Holdings, Inc.*	10,628
1,072	Nicolet Bankshares, Inc.*	59,936
4,132	NMI Holdings, Inc., Class A*	63,488
1,856	Northeast Bank	31,849
1,178	Northrim BanCorp, Inc.	27,176
4,040	Northwest Bancshares, Inc.	40,238
1,129	Norwood Financial Corp.	27,649
2,022	OceanFirst Financial Corp.	33,767
3,956	OFG Bancorp (Puerto Rico)	48,065
1,036	Ohio Valley Banc Corp.	25,952
6,502	Old National Bancorp	88,362
2,774	Old Second Bancorp, Inc.	21,360
1,124	Oppenheimer Holdings, Inc., Class A	23,806
1,620	Opus Bank	31,574
4,010	Orchid Island Capital, Inc. REIT	16,722
2,059	Pacific Mercantile Bancorp*	7,824
2,013	Pacific Premier Bancorp, Inc.	43,521
314	Palomar Holdings, Inc.*	23,368
1,020	Park National Corp.	76,367
1,778	Parke Bancorp, Inc.	24,750
1,638	PCSB Financial Corp.	21,884
1,795	Peapack-Gladstone Financial Corp.	33,800
1,146	Penns Woods Bancorp, Inc.	24,593
4,060	PennyMac Financial Services, Inc.	136,335
4,809	PennyMac Mortgage Investment Trust REIT	52,947
1,171	Peoples Bancorp of North Carolina, Inc.	20,492
1,925	Peoples Bancorp, Inc.	43,255
939	Peoples Financial Services Corp.	31,034
1,778	People’s Utah Bancorp	44,041
603	Piper Sandler Cos.	35,963
952	PJT Partners, Inc., Class A	52,065
1,898	PRA Group, Inc.*	64,760
1,910	Preferred Bank	71,759
2,419	Premier Financial Bancorp, Inc.	32,076
1,203	ProAssurance Corp.	16,601
1,315	Protective Insurance Corp., Class B	18,173
3,131	Provident Financial Services, Inc.	40,797
2,058	Prudential Bancorp, Inc.	25,149

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
4,283	Pzena Investment Management, Inc., Class A	$ 17,475
1,309	QCR Holdings, Inc.	39,754
12,630	Radian Group, Inc.	200,564
3,599	Ready Capital Corp. REIT	21,126
6,035	Redwood Trust, Inc. REIT	32,287
1,559	Regional Management Corp.*	24,726
977	Reliant Bancorp, Inc.	13,678
2,060	Renasant Corp.	49,687
1,409	Republic Bancorp, Inc., Class A	45,158
5,021	Riverview Bancorp, Inc.	25,105
1,846	RLI Corp.	145,760
1,932	S&T Bancorp, Inc.	42,968
1,163	Safety Insurance Group, Inc.	88,667
2,106	Sandy Spring Bancorp, Inc.	51,070
153	SB One Bancorp	2,599
2,024	Seacoast Banking Corp. of Florida*	44,022
3,186	Selective Insurance Group, Inc.	167,106
3,889	ServisFirst Bancshares, Inc.	135,648
2,183	Shore Bancshares, Inc.	21,830
1,669	Sierra Bancorp	31,444
3,421	Simmons First National Corp., Class A	58,670
1,109	SmartFinancial, Inc.	17,079
1,277	South State Corp.	67,132
1,432	Southern First Bancshares, Inc.*	41,614
1,537	Southern Missouri Bancorp, Inc.	37,380
2,203	Southern National Bancorp of Virginia, Inc.	22,162
1,538	Southside Bancshares, Inc.	43,372
842	State Auto Financial Corp.	16,789
1,587	Stewart Information Services Corp.	48,911
2,794	Stifel Financial Corp.	133,302
2,380	Stock Yards Bancorp, Inc.	80,991
864	Summit Financial Group, Inc.	14,515
1,481	Territorial Bancorp, Inc.	37,662
3,114	Third Point Reinsurance Ltd. (Bermuda)*	22,981
1,577	Timberland Bancorp, Inc.	28,339
865	Tompkins Financial Corp.	55,663
3,222	Towne Bank	60,767
2,466	TPG RE Finance Trust, Inc. REIT	18,273
2,110	TriCo Bancshares	59,861
2,789	TriState Capital Holdings, Inc.*	41,696
1,602	Triumph Bancorp, Inc.*	39,329
6,726	TrustCo Bank Corp.	42,374

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
2,975	Trustmark Corp.	$ 70,775
1,752	UMB Financial Corp.	89,843
4,957	United Bankshares, Inc.	144,150
4,211	United Community Banks, Inc.	82,325
773	United Fire Group, Inc.	20,740
1,460	United Security Bancshares	8,950
1,961	Unity Bancorp, Inc.	28,062
3,945	Universal Insurance Holdings, Inc.	70,458
1,595	Univest Financial Corp.	26,222
17,405	Valley National Bancorp	138,892
2,351	Veritex Holdings, Inc.	41,190
576	Virtus Investment Partners, Inc.	53,556
6,209	Waddell & Reed Financial, Inc., Class A	80,965
3,504	Walker & Dunlop, Inc.	141,912
4,159	Washington Federal, Inc.	107,552
1,579	Washington Trust Bancorp, Inc.	50,481
2,912	Waterstone Financial, Inc.	43,389
2,703	WesBanco, Inc.	57,898
2,517	West BanCorp, Inc.	44,400
1,214	Westamerica BanCorp	71,602
6,239	Western Asset Mortgage Capital Corp. REIT	12,353
3,633	Western New England Bancorp, Inc.	19,182
685	World Acceptance Corp.*	45,553
1,672	WSFS Financial Corp.	46,264

		15,104,201

Health Care – 16.6%
3,397	ACADIA Pharmaceuticals, Inc.*	168,763
876	Acceleron Pharma, Inc.*	86,575
845	Addus HomeCare Corp.*	83,621
15,423	Affimed NV (Germany)*	50,742
7,268	Akebia Therapeutics, Inc.*	84,600
1,044	Alector, Inc.*	34,139
8,833	Allscripts Healthcare Solutions, Inc.*	55,825
7,654	Alphatec Holdings, Inc.*	34,060
8,571	AMAG Pharmaceuticals, Inc.*(a)	66,082
2,061	Amedisys, Inc.*	395,815
3,599	American Renal Associates Holdings, Inc.*	22,278
3,101	AMN Healthcare Services, Inc.*	137,560
10,077	Amneal Pharmaceuticals, Inc.*	49,075
2,858	Amphastar Pharmaceuticals, Inc.*	53,273
4,325	AngioDynamics, Inc.*	44,158

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,942	ANI Pharmaceuticals, Inc.*	$ 60,319
1,575	Anika Therapeutics, Inc.*	52,810
9,817	Antares Pharma, Inc.*	28,175
867	Apellis Pharmaceuticals, Inc.*	29,209
3,220	Apyx Medical Corp.*	14,297
5,493	Arena Pharmaceuticals, Inc.*	328,317
3,097	Arrowhead Pharmaceuticals, Inc.*	99,847
2,186	AtriCure, Inc.*	104,513
55	Atrion Corp.	35,309
853	Axsome Therapeutics, Inc.*	65,664
20,916	BioDelivery Sciences International, Inc.*	99,978
502	Biohaven Pharmaceutical Holding Co. Ltd.*	31,360
701	BioSpecifics Technologies Corp.*	43,602
1,446	BioTelemetry, Inc.*	68,222
753	Blueprint Medicines Corp.*	49,050
5,840	Brookdale Senior Living, Inc.*	21,374
3,749	Cardiovascular Systems, Inc.*	145,161
688	Castle Biosciences, Inc.*	26,440
24,547	Catalyst Pharmaceuticals, Inc.*	105,798
1,810	Catasys, Inc.*(a)	35,856
323	Cellular Biomedicine Group, Inc.*	4,448
914	ChemoCentryx, Inc.*	57,024
1,515	Codexis, Inc.*	18,816
8,189	Collegium Pharmaceutical, Inc.*	180,567
2,733	Computer Programs and Systems, Inc.	60,454
11,508	Conformis, Inc.*	11,378
1,161	CONMED Corp.	85,229
15,374	Corcept Therapeutics, Inc.*	232,762
1,017	CorVel Corp.*	69,044
8,261	Cross Country Healthcare, Inc.*	50,144
1,304	CryoLife, Inc.*	29,640
3,356	Cutera, Inc.*	44,568
3,184	Dicerna Pharmaceuticals, Inc.*	68,679
2,322	Eagle Pharmaceuticals, Inc.*	119,026
734	Eidos Therapeutics, Inc.*	35,900
3,087	Emergent BioSolutions, Inc.*	257,734
889	Enanta Pharmaceuticals, Inc.*	45,775
21,815	Endo International PLC*	84,206
2,292	Ensign Group, Inc. (The)	100,206
10,439	Enzo Biochem, Inc.*	29,751
626	Esperion Therapeutics, Inc.*(a)	26,524
1,778	Evofem Biosciences, Inc.*	9,708

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,093	Fate Therapeutics, Inc.*	$ 35,446
1,138	FibroGen, Inc.*	38,055
683	Glaukos Corp.*	26,623
1,181	Global Blood Therapeutics, Inc.*	82,576
3,610	Globus Medical, Inc., Class A*	197,286
2,562	Haemonetics Corp.*	281,000
2,408	Halozyme Therapeutics, Inc.*	58,442
1,665	Hanger, Inc.*	30,569
1,901	HealthEquity, Inc.*	117,805
412	Heska Corp.*	36,227
2,616	HMS Holdings Corp.*	81,724
3,585	Immunomedics, Inc.*	120,420
14,057	Innoviva, Inc.*	196,376
975	Inogen, Inc.*	37,050
1,407	Inovalon Holdings, Inc., Class A*	26,480
341	Inspire Medical Systems, Inc.*	27,805
1,583	Integer Holdings Corp.*	125,342
7,307	Intersect ENT, Inc.*	81,473
1,623	Invitae Corp.*(a)	27,299
1,668	Iovance Biotherapeutics, Inc.*	53,526
1,598	iRhythm Technologies, Inc.*	198,647
5,326	Ironwood Pharmaceuticals, Inc.*	51,822
3,329	Joint Corp. (The)*	50,301
487	Krystal Biotech, Inc.*(a)	25,037
7,542	Lannett Co., Inc.*	57,696
5,377	Lantheus Holdings, Inc.*	73,826
2,522	LeMaitre Vascular, Inc.	67,817
1,565	LHC Group, Inc.*	254,328
566	Ligand Pharmaceuticals, Inc.*(a)	57,489
1,946	LivaNova PLC*	104,092
6,689	Luminex Corp.	208,429
1,698	Magellan Health, Inc.*	127,333
21,419	Mallinckrodt PLC*(a)	60,402
1,721	Medpace Holdings, Inc.*	159,743
4,599	Meridian Bioscience, Inc.*	71,101
1,852	Merit Medical Systems, Inc.*	83,321
210	Mesa Laboratories, Inc.	55,492
476	Mirati Therapeutics, Inc.*	47,214
1,884	Misonix, Inc.*	26,244
1,463	Momenta Pharmaceuticals, Inc.*	46,055
1,037	MyoKardia, Inc.*	106,075
9,360	Myriad Genetics, Inc.*	136,001
5,151	NanoString Technologies, Inc.*	157,260

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
3,645	Natera, Inc.*	$ 159,833
909	National HealthCare Corp.	60,967
1,941	National Research Corp.	110,094
2,861	Natus Medical, Inc.*	61,225
1,601	Neogen Corp.*	114,023
6,490	NeoGenomics, Inc.*	173,218
1,394	Nevro Corp.*	175,086
8,644	NextGen Healthcare, Inc.*	89,206
3,420	Novocure Ltd.*	230,611
2,561	NuVasive, Inc.*	155,197
1,692	Omnicell, Inc.*	113,212
18,964	OPKO Health, Inc.*(a)	43,238
3,074	OptimizeRx Corp.*	34,921
2,252	Option Care Health, Inc.*	34,230
2,667	OraSure Technologies, Inc.*	38,778
2,540	Orthofix Medical, Inc.*	86,563
13,061	Owens & Minor, Inc.	103,574
3,339	Pacira BioSciences, Inc.*	146,749
13,423	Palatin Technologies, Inc.*	6,804
4,608	Patterson Cos., Inc.	90,732
15,332	PDL BioPharma, Inc.*	50,136
1,152	Pennant Group, Inc. (The)*	29,364
766	PetIQ, Inc.*(a)	23,501
4,450	Phibro Animal Health Corp., Class A	116,590
7,368	Pieris Pharmaceuticals, Inc.*	26,525
4,236	Prestige Consumer Healthcare, Inc.*	178,759
935	Providence Service Corp. (The)*	75,268
1,020	PTC Therapeutics, Inc.*	51,724
7,840	Puma Biotechnology, Inc.*	80,046
1,331	Quidel Corp.*	232,925
3,353	R1 RCM, Inc.*	35,575
6,951	Radius Health, Inc.*	88,000
6,117	RadNet, Inc.*	104,234
399	Reata Pharmaceuticals, Inc., Class A*	57,983
2,437	Recro Pharma, Inc.*	11,015
1,542	Repligen Corp.*	201,956
3,006	SeaSpine Holdings Corp.*	32,014
6,363	Select Medical Holdings Corp.*	102,699
1,063	Silk Road Medical, Inc.*	40,681
2,768	Simulations Plus, Inc.	140,255
3,781	STAAR Surgical Co.*	146,703
6,132	Supernus Pharmaceuticals, Inc.*	147,904
6,123	Surgery Partners, Inc.*	82,079

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,092	Surmodics, Inc.*	$ 40,382
3,627	Syneos Health, Inc.*	221,211
2,356	Tactile Systems Technology, Inc.*	114,148
2,549	Tandem Diabetes Care, Inc.*	211,949
1,907	Teladoc Health, Inc.*	331,932
4,235	Tenet Healthcare Corp.*	92,154
12,082	Tivity Health, Inc.*	128,673
2,745	Triple-S Management Corp., Class B (Puerto Rico)*	54,626
659	Ultragenyx Pharmaceutical, Inc.*	45,115
624	US Physical Therapy, Inc.	46,263
282	Utah Medical Products, Inc.	28,053
13,271	Vanda Pharmaceuticals, Inc.*	155,536
1,800	Varex Imaging Corp.*	33,768
5,533	Veracyte, Inc.*	137,993
9,533	Vericel Corp.*	137,085
1,606	Vocera Communications, Inc.*	31,526
5,844	Voyager Therapeutics, Inc.*	70,712
2,334	Wright Medical Group NV*	68,970
1,856	Xencor, Inc.*	56,144
746	Zogenix, Inc.*	21,731
3,989	Zynex, Inc.*	77,387

		14,530,254

Industrials – 16.0%
2,806	AAON, Inc.	152,001
2,051	AAR Corp.	41,369
2,920	ABM Industries, Inc.	89,732
2,073	Acacia Research Corp.*	5,369
6,542	ACCO Brands Corp.	40,495
2,024	Advanced Disposal Services, Inc.*	63,108
2,476	Advanced Drainage Systems, Inc.	109,786
2,462	Aegion Corp.*	36,955
2,932	Aerojet Rocketdyne Holdings, Inc.*	128,568
574	AeroVironment, Inc.*	40,656
734	Alamo Group, Inc.	75,837
1,004	Albany International Corp., Class A	60,541
426	Allegiant Travel Co.	45,390
1,681	Allied Motion Technologies, Inc.	60,835
2,794	Altra Industrial Motion Corp.	86,614
1,825	American Superconductor Corp.*	13,231
791	American Woodmark Corp.*	49,643
2,427	Apogee Enterprises, Inc.	50,118

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
3,178	Applied Industrial Technologies, Inc.	$ 184,324
2,566	ArcBest Corp.	57,453
2,302	Arcosa, Inc.	87,867
2,869	ASGN, Inc.*	176,702
1,311	Astec Industries, Inc.	55,691
1,501	Astronics Corp.*	13,704
3,519	Atkore International Group, Inc.*	94,450
764	Atlas Air Worldwide Holdings, Inc.*	29,842
3,173	Axon Enterprise, Inc.*	241,021
1,197	AZZ, Inc.	37,897
2,013	Barnes Group, Inc.	76,051
829	Barrett Business Services, Inc.	42,030
3,831	Beacon Roofing Supply, Inc.*	94,319
2,301	BG Staffing, Inc.	24,022
4,946	Bloom Energy Corp., Class A*(a)	39,716
3,000	Blue Bird Corp.*	43,050
739	BlueLinx Holdings, Inc.*(a)	5,099
8,030	BMC Stock Holdings, Inc.*	210,145
3,320	Brady Corp., Class A	169,752
2,171	BrightView Holdings, Inc.*	29,721
1,588	Brink’s Co. (The)	63,679
11,019	Builders FirstSource, Inc.*	229,305
2,953	Caesarstone Ltd.	32,896
2,009	Casella Waste Systems, Inc., Class A*	102,359
3,880	CBIZ, Inc.*	87,882
1,342	Chart Industries, Inc.*	52,673
1,612	Cimpress PLC (Ireland)*	145,290
1,951	Columbus McKinnon Corp.	59,330
3,185	Comfort Systems USA, Inc.	117,845
2,693	Commercial Vehicle Group, Inc.*	6,813
11,727	Cornerstone Building Brands, Inc.*	63,560
4,473	Costamare, Inc. (Monaco)	20,576
2,678	Covanta Holding Corp.	24,102
964	Covenant Transportation Group, Inc., Class A*	12,146
1,079	CRA International, Inc.	43,581
1,614	CSW Industrials, Inc.	115,498
1,022	Cubic Corp.	42,117
3,475	Deluxe Corp.	81,072
786	Douglas Dynamics, Inc.	28,720
1,108	Ducommun, Inc.*	35,678
3,654	DXP Enterprises, Inc.*	64,420
1,377	Eastern Co. (The)	25,764

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
6,265	Echo Global Logistics, Inc.*	$ 129,685
2,939	EMCOR Group, Inc.	186,773
1,131	Encore Wire Corp.	54,616
1,899	Enerpac Tool Group Corp.	33,992
1,804	EnerSys	114,193
1,042	EnPro Industries, Inc.	46,973
1,074	ESCO Technologies, Inc.	88,723
572	EVI Industries, Inc.*(a)	11,246
1,486	Evoqua Water Technologies Corp.*	27,952
1,361	Exponent, Inc.	101,041
2,057	Federal Signal Corp.	59,941
1,437	Forrester Research, Inc.*	45,122
2,610	Forward Air Corp.	129,665
3,808	Foundation Building Materials, Inc.*	50,723
2,461	Franklin Covey Co.*	52,419
2,775	Franklin Electric Co., Inc.	140,748
1,838	FTI Consulting, Inc.*	221,405
836	GATX Corp.	52,451
748	Gencor Industries, Inc.*	8,909
2,507	Generac Holdings, Inc.*	278,954
1,091	General Finance Corp.*	6,470
1,603	Gibraltar Industries, Inc.*	70,548
5,548	GMS, Inc.*	113,679
926	Gorman-Rupp Co. (The)	28,391
5,160	Great Lakes Dredge & Dock Corp.*	47,833
1,117	Griffon Corp.	18,766
2,253	H&E Equipment Services, Inc.	38,616
2,548	Hawaiian Holdings, Inc.	36,768
2,819	Healthcare Services Group, Inc.	67,430
1,221	Heartland Express, Inc.	26,740
946	Heidrick & Struggles International, Inc.	20,982
1,606	Heritage-Crystal Clean, Inc.*	27,238
4,623	Herman Miller, Inc.	106,421
3,334	Hillenbrand, Inc.	85,817
3,713	HNI Corp.	94,570
2,837	Hub Group, Inc., Class A*	132,686
1,132	Hurco Cos., Inc.	35,386
1,398	Huron Consulting Group, Inc.*	64,671
606	Hyster-Yale Materials Handling, Inc.	22,186
1,521	ICF International, Inc.	99,747
2,103	IES Holdings, Inc.*	49,210
4,862	InnerWorkings, Inc.*	5,786
2,111	Insperity, Inc.	109,434

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
4,125	Interface, Inc.	$ 35,021
2,248	JELD-WEN Holding, Inc.*	30,640
1,425	John Bean Technologies Corp.	117,064
1,031	Kadant, Inc.	99,832
1,175	Kaman Corp.	47,000
3,923	Kelly Services, Inc., Class A	58,806
3,088	Kennametal, Inc.	85,661
4,793	Kforce, Inc.	144,749
7,543	Kimball International, Inc., Class B	84,406
3,524	Knoll, Inc.	37,213
2,462	Korn Ferry	74,500
2,415	Kratos Defense & Security Solutions, Inc.*	44,798
1,065	Lawson Products, Inc.*	33,079
2,108	LB Foster Co., Class A*	25,760
310	Lindsay Corp.	29,115
1,280	Luxfer Holdings PLC (United Kingdom)	17,907
2,276	Lydall, Inc.*	24,626
1,212	Marten Transport Ltd.	31,015
1,146	Masonite International Corp.*	76,071
2,426	MasTec, Inc.*	94,978
726	Matson, Inc.	20,742
1,293	Matthews International Corp., Class A	26,765
2,329	Maxar Technologies, Inc.	35,098
600	McGrath RentCorp	33,456
1,040	Mercury Systems, Inc.*	92,924
3,789	Meritor, Inc.*	77,220
616	Mistras Group, Inc.*	2,489
1,079	Mobile Mini, Inc.	34,571
1,068	Moog, Inc., Class A	57,982
6,615	MRC Global, Inc.*	39,161
1,602	MSA Safety, Inc.	190,542
2,591	Mueller Industries, Inc.	69,387
3,043	Mueller Water Products, Inc., Class A	28,422
905	MYR Group, Inc.*	26,073
255	National Presto Industries, Inc.	22,947
1,587	Navistar International Corp.*	39,897
1,296	Northwest Pipe Co.*	32,517
9,857	NOW, Inc.*	73,435
1,886	NV5 Global, Inc.*	88,944
739	Omega Flex, Inc.	75,600
447	PAM Transportation Services, Inc.*	15,600
444	Park-Ohio Holdings Corp.	6,478
2,147	Parsons Corp.*	87,297

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,440	Patrick Industries, Inc.	$ 74,693
4,931	PGT Innovations, Inc.*	67,111
2,433	PICO Holdings, Inc.*	20,389
6,560	Pitney Bowes, Inc.	15,547
9,578	Plug Power, Inc.*(a)	40,323
1,274	Powell Industries, Inc.	33,888
771	Preformed Line Products Co.	38,265
1,168	Primoris Services Corp.	19,494
1,467	Proto Labs, Inc.*	185,355
5,406	Quad/Graphics, Inc.	15,407
3,025	Quanex Building Products Corp.	37,510
9,486	Radiant Logistics, Inc.*	37,849
2,682	Raven Industries, Inc.	57,529
685	RBC Bearings, Inc.*	96,345
5,983	Resources Connection, Inc.	65,753
3,810	Rexnord Corp.	114,681
1,992	Rush Enterprises, Inc., Class A	82,907
1,125	Rush Enterprises, Inc., Class B	41,186
863	Saia, Inc.*	93,584
2,656	Simpson Manufacturing Co., Inc.	212,639
2,985	SiteOne Landscape Supply, Inc.*	317,335
1,654	SkyWest, Inc.	53,044
1,756	SP Plus Corp.*	35,770
1,746	Spirit Airlines, Inc.*(a)	22,611
1,916	SPX Corp.*	76,602
2,295	SPX FLOW, Inc.*	79,361
558	Standex International Corp.	29,524
7,774	Steelcase, Inc., Class A	90,023
1,900	Sterling Construction Co., Inc.*	17,195
1,452	Sunrun, Inc.*	24,248
2,913	Systemax, Inc.	61,144
2,836	Team, Inc.*	13,981
1,676	Tennant Co.	107,163
1,179	Terex Corp.	18,534
2,053	Tetra Tech, Inc.	161,982
2,464	Titan Machinery, Inc.*	25,798
1,749	Transcat, Inc.*	43,795
3,609	Trex Co., Inc.*	433,513
2,277	TriMas Corp.*	53,851
1,661	TriNet Group, Inc.*	89,246
2,371	Triton International Ltd. (Bermuda)	72,316
5,357	TrueBlue, Inc.*	82,819
4,015	Tutor Perini Corp.*	42,158

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
2,161	Twin Disc, Inc.*	$ 11,864
3,573	UFP Industries, Inc.	163,393
670	UniFirst Corp.	120,466
1,852	Upwork, Inc.*	23,039
1,613	Vectrus, Inc.*	88,586
2,915	Veritiv Corp.*	36,321
1,090	Viad Corp.	19,991
2,768	Vicor Corp.*	168,793
3,761	Wabash National Corp.	35,918
1,804	Watts Water Technologies, Inc., Class A	150,021
954	Werner Enterprises, Inc.	44,094
1,939	Willdan Group, Inc.*	47,409
313	Willis Lease Finance Corp.*	6,598

		14,052,065

Information Technology – 16.2%
5,027	3D Systems Corp.*(a)	37,049
5,831	8x8, Inc.*	84,783
11,012	A10 Networks, Inc.*	74,882
771	Acacia Communications, Inc.*	52,042
3,819	ACI Worldwide, Inc.*	105,328
4,677	Adesto Technologies Corp.*	56,451
3,333	ADTRAN, Inc.	37,996
1,628	Advanced Energy Industries, Inc.*	108,799
2,546	Agilysys, Inc.*	48,960
2,279	Airgain, Inc.*	20,579
2,036	Alarm.com Holdings, Inc.*	96,282
1,892	Altair Engineering, Inc., Class A*	73,958
1,259	Ambarella, Inc.*	71,436
2,831	American Software, Inc., Class A	55,063
9,239	Amkor Technology, Inc.*	97,749
1,897	Anixter International, Inc.*	181,562
1,529	Appfolio, Inc., Class A*	242,362
2,178	Appian Corp.*(a)	124,059
1,385	AstroNova, Inc.	8,906
6,592	Avaya Holdings Corp.*	96,243
6,961	Avid Technology, Inc.*	49,145
1,889	Axcelis Technologies, Inc.*	50,720
1,881	Badger Meter, Inc.	115,098
912	Bel Fuse, Inc., Class B	8,545
1,422	Belden, Inc.	48,405
3,224	Benchmark Electronics, Inc.	68,317
2,099	Benefitfocus, Inc.*	26,720

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,517	Blackbaud, Inc.	$ 88,911
1,123	Blackline, Inc.*	83,439
1,397	Bottomline Technologies DE, Inc.*	70,688
6,929	Box, Inc., Class A*	138,441
7,261	Brightcove, Inc.*	58,306
1,801	Brooks Automation, Inc.	71,986
889	Cabot Microelectronics Corp.	128,780
8,675	Calix, Inc.*	122,317
2,569	Cardtronics PLC, Class A*	62,144
694	Cass Information Systems, Inc.	27,996
4,855	ChannelAdvisor Corp.*	67,727
4,804	Cirrus Logic, Inc.*	348,194
2,741	Clearfield, Inc.*	37,908
6,302	Cloudera, Inc.*	64,595
2,684	Cohu, Inc.	40,421
2,645	CommVault Systems, Inc.*	107,017
2,023	Comtech Telecommunications Corp.	36,030
9,577	Conduent, Inc.*	22,889
2,339	Cornerstone OnDemand, Inc.*	90,402
2,547	CSG Systems International, Inc.	120,600
1,553	CTS Corp.	33,141
5,975	Daktronics, Inc.	25,334
4,258	Diebold Nixdorf, Inc.*	20,396
3,475	Digi International, Inc.*	38,677
8,615	Digital Turbine, Inc.*	55,308
3,148	Diodes, Inc.*	153,119
1,640	Domo, Inc., Class B*	41,525
1,407	DSP Group, Inc.*	25,354
3,144	Ebix, Inc.	70,457
4,483	eGain Corp.*	46,668
5,067	Enphase Energy, Inc.*	294,849
1,191	Envestnet, Inc.*	86,478
996	ePlus, Inc.*	73,415
1,075	Everbridge, Inc.*	157,229
3,566	EVERTEC, Inc. (Puerto Rico)	103,842
1,580	ExlService Holdings, Inc.*	96,649
17,466	Extreme Networks, Inc.*	57,638
1,719	Fabrinet (Thailand)*	109,913
1,306	FARO Technologies, Inc.*	73,502
12,452	Fitbit, Inc., Class A*	78,946
3,311	Five9, Inc.*	345,006
2,437	ForeScout Technologies, Inc.*	57,489
4,253	FormFactor, Inc.*	107,048

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
3,240	GTT Communications, Inc.*(a)	$ 25,888
5,134	Hackett Group, Inc. (The)	70,798
5,916	Harmonic, Inc.*	31,887
2,307	Ichor Holdings Ltd.*	52,484
2,180	II-VI, Inc.*	103,615
2,716	Impinj, Inc.*	70,209
8,001	Information Services Group, Inc.*	13,762
921	Inphi Corp.*	115,742
4,440	Inseego Corp.*(a)	47,153
1,965	Insight Enterprises, Inc.*	100,726
1,131	Intelligent Systems Corp.*	36,226
531	InterDigital, Inc.	29,189
6,028	Iteris, Inc.*	28,995
1,451	Itron, Inc.*	93,473
2,096	J2 Global, Inc.*	164,117
6,928	KBR, Inc.	162,462
3,950	KEMET Corp.	106,768
3,046	Kimball Electronics, Inc.*	43,223
3,390	Knowles Corp.*	50,986
3,953	KVH Industries, Inc.*	36,328
8,488	Lattice Semiconductor Corp.*	211,097
11,831	Limelight Networks, Inc.*	58,445
4,581	LivePerson, Inc.*	171,558
839	LiveRamp Holdings, Inc.*	42,311
2,021	Lumentum Holdings, Inc.*	148,180
1,873	ManTech International Corp., Class A	145,607
3,563	MAXIMUS, Inc.	256,607
2,524	MaxLinear, Inc.*	43,716
1,985	Methode Electronics, Inc.	62,230
673	MicroStrategy, Inc., Class A*	83,775
5,205	Mitek Systems, Inc.*	48,563
12,936	MobileIron, Inc.*	58,471
2,638	Model N, Inc.*	84,733
1,077	MTS Systems Corp.	18,966
2,948	Napco Security Technologies, Inc.*	66,979
8,791	NeoPhotonics Corp.*	76,218
1,452	NETGEAR, Inc.*	37,360
4,221	NetScout Systems, Inc.*	115,951
4,859	NIC, Inc.	116,907
1,538	Novanta, Inc.*	157,968
396	NVE Corp.	23,970
2,450	OneSpan, Inc.*	49,784
2,972	Onto Innovation, Inc.*	92,370

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
906	OSI Systems, Inc.*	$ 68,648
1,560	PAR Technology Corp.*(a)	39,016
2,869	PC Connection, Inc.	124,170
3,563	Perficient, Inc.*	121,284
6,619	Perspecta, Inc.	146,743
4,077	Photronics, Inc.*	48,883
1,469	Plexus Corp.*	94,339
1,208	Power Integrations, Inc.	130,887
4,924	PRGX Global, Inc.*	19,401
2,678	Progress Software Corp.	108,191
1,307	PROS Holdings, Inc.*	50,908
1,490	Q2 Holdings, Inc.*	123,104
1,325	QAD, Inc., Class A	60,513
1,157	Qualys, Inc.*	133,425
8,473	Rambus, Inc.*	131,670
1,922	Rapid7, Inc.*	93,967
10,434	Ribbon Communications, Inc.*	45,910
405	Rogers Corp.*	43,845
4,995	Rosetta Stone, Inc.*	92,807
1,851	Sailpoint Technologies Holdings, Inc.*	42,258
3,443	Sanmina Corp.*	91,618
2,093	ScanSource, Inc.*	51,592
2,951	Science Applications International Corp.	259,806
2,075	SecureWorks Corp., Class A*	27,929
2,231	Semtech Corp.*	118,645
633	SharpSpring, Inc.*(a)	6,267
886	ShotSpotter, Inc.*	20,599
1,592	Silicon Laboratories, Inc.*	149,107
3,357	SMART Global Holdings, Inc.*	89,900
1,782	SPS Commerce, Inc.*	121,461
1,661	Stratasys Ltd.*(a)	29,665
1,197	SVMK, Inc.*	24,120
4,366	Sykes Enterprises, Inc.*	119,017
3,007	Synaptics, Inc.*	191,606
1,448	Tech Data Corp.*	197,275
4,502	Telenav, Inc.*	22,285
1,084	Tenable Holdings, Inc.*	33,897
943	TESSCO Technologies, Inc.	5,017
7,425	TiVo Corp.	45,218
1,849	TTEC Holdings, Inc.	78,324
6,188	TTM Technologies, Inc.*	71,595
449	Tucows, Inc., Class A*(a)	26,971
3,795	Ultra Clean Holdings, Inc.*	78,670

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,574	Unisys Corp.*	$ 74,681
1,071	Upland Software, Inc.*	37,003
2,716	Varonis Systems, Inc.*	229,203
3,074	Verint Systems, Inc.*	142,541
2,716	Verra Mobility Corp.*	29,632
8,443	Viavi Solutions, Inc.*	97,854
1,488	Virtusa Corp.*	44,744
5,946	Vishay Intertechnology, Inc.	96,682
1,878	Vishay Precision Group, Inc.*	44,358
2,396	Workiva, Inc.*	106,718
3,921	Xperi Corp.	53,914
5,262	Yext, Inc.*	83,087
3,758	Zix Corp.*	25,254
1,985	Zuora, Inc., Class A*	23,840
		14,208,074

Materials – 3.2%
116	AdvanSix, Inc.*	1,373
4,211	Allegheny Technologies, Inc.*	36,551
3,494	American Vanguard Corp.	46,470
15,184	Amyris, Inc.*(a)	56,636
1,030	Balchem Corp.	103,669
4,112	Boise Cascade Co.	139,931
1,618	Carpenter Technology Corp.	37,813
1,217	Chase Corp.	121,274
3,503	Cleveland-Cliffs, Inc.(a)	18,286
4,194	Commercial Metals Co.	71,969
542	Compass Minerals International, Inc.	26,113
2,292	Ferro Corp.*	27,550
2,141	Forterra, Inc.*	18,884
2,736	FutureFuel Corp.	35,787
3,411	GCP Applied Technologies, Inc.*	68,697
906	Greif, Inc., Class A	30,786
2,066	HB Fuller Co.	77,723
1,713	Ingevity Corp.*	90,224
1,674	Innospec, Inc.	129,049
649	Kaiser Aluminum Corp.	46,566
1,191	Koppers Holdings, Inc.*	19,735
2,411	Kraton Corp.*	36,768
1,868	Kronos Worldwide, Inc.	18,232
5,202	Louisiana-Pacific Corp.	122,819
8,801	Marrone Bio Innovations, Inc.*(a)	9,417
1,804	Materion Corp.	94,710

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
1,475	Minerals Technologies, Inc.	$ 72,732
6,424	Myers Industries, Inc.	87,431
596	Neenah, Inc.	30,134
4,953	Novagold Resources, Inc. (Canada)*	47,351
2,330	Olympic Steel, Inc.	25,700
4,083	Orion Engineered Carbons SA (Luxembourg)	45,158
2,638	PH Glatfelter Co.	40,652
4,033	PolyOne Corp.	99,938
228	Quaker Chemical Corp.	38,954
1,134	Rayonier Advanced Materials, Inc.	2,461
4,035	Ryerson Holding Corp.*	20,135
3,412	Schnitzer Steel Industries, Inc., Class A	53,568
1,536	Schweitzer-Mauduit International, Inc.	46,679
1,611	Sensient Technologies Corp.	80,743
1,268	Stepan Co.	123,199
3,603	Summit Materials, Inc., Class A*	54,730
4,928	SunCoke Energy, Inc.	16,804
549	Synalloy Corp.*	5,128
441	Trecora Resources*	2,818
1,897	Trinseo SA	39,040
4,788	Tronox Holdings PLC, Class A	31,792
1,640	UFP Technologies, Inc.*	74,144
500	United States Lime & Minerals, Inc.	37,080
1,698	US Concrete, Inc.*	35,420
480	Valhi, Inc.	376
3,099	Verso Corp., Class A*	44,564
7,003	Warrior Met Coal, Inc.	98,602
1,647	Worthington Industries, Inc.	49,278
		2,791,643

Real Estate – 6.8%
1,782	Acadia Realty Trust REIT	20,903
1,345	Agree Realty Corp. REIT	84,426
5,846	Alexander & Baldwin, Inc. REIT	66,703
130	Alexander’s, Inc. REIT	33,779
883	Altisource Portfolio Solutions SA*	12,565
1,595	American Assets Trust, Inc. REIT	41,741
2,456	American Finance Trust, Inc. REIT	17,978
1,820	Armada Hoffler Properties, Inc. REIT	15,688
7,957	Ashford Hospitality Trust, Inc. REIT	5,490
6,604	Braemar Hotels & Resorts, Inc. REIT	22,454
2,138	BRT Apartments Corp. REIT	24,117

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
4,004	CareTrust REIT, Inc. REIT	$ 74,595
43,218	CBL & Associates Properties, Inc. REIT*	12,983
8,477	Cedar Realty Trust, Inc. REIT	6,311
4,936	Chatham Lodging Trust REIT	33,318
2,063	City Office REIT, Inc. REIT	19,145
1,444	Community Healthcare Trust, Inc. REIT	52,591
6,993	CoreCivic, Inc. REIT	84,126
1,574	CorEnergy Infrastructure Trust, Inc. REIT	15,740
6,830	CorePoint Lodging, Inc. REIT	27,047
892	CTO Realty Growth, Inc.	37,268
2,777	Cushman & Wakefield PLC*	28,464
12,359	DiamondRock Hospitality Co. REIT	74,030
14,519	Diversified Healthcare Trust REIT	51,978
2,433	Easterly Government Properties, Inc. REIT	60,995
1,409	EastGroup Properties, Inc. REIT	163,796
2,771	Essential Properties Realty Trust, Inc. REIT	37,796
4,833	eXp World Holdings, Inc.*(a)	51,665
5,165	First Industrial Realty Trust, Inc. REIT	195,650
2,665	Forestar Group, Inc.*	40,428
3,679	Four Corners Property Trust, Inc. REIT	79,540
7,691	Franklin Street Properties Corp. REIT	41,070
3,499	Front Yard Residential Corp. REIT	26,243
900	FRP Holdings, Inc.*	35,595
7,265	GEO Group, Inc. (The) REIT	87,035
2,052	Getty Realty Corp. REIT	54,624
2,739	Gladstone Commercial Corp. REIT	49,083
2,355	Global Net Lease, Inc. REIT	33,041
4,083	Healthcare Realty Trust, Inc. REIT	125,348
8,396	Hersha Hospitality Trust REIT	42,316
5,331	Independence Realty Trust, Inc. REIT	52,724
3,165	Industrial Logistics Properties Trust REIT	59,344
667	Innovative Industrial Properties, Inc. REIT	54,507
373	Investors Real Estate Trust REIT	26,446
4,675	iStar, Inc. REIT	51,098
1,574	Jernigan Capital, Inc. REIT	18,998
4,293	Kennedy-Wilson Holdings, Inc.	60,188
5,013	Kite Realty Group Trust REIT	48,626
8,338	Lexington Realty Trust REIT	81,045
1,720	LTC Properties, Inc. REIT	63,313
5,764	Mack-Cali Realty Corp. REIT	87,670
5,851	Marcus & Millichap, Inc.*	161,312
829	Maui Land & Pineapple Co., Inc.*	8,713

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
4,135	Monmouth Real Estate Investment Corp. REIT	$ 53,672
1,637	National Health Investors, Inc. REIT	90,837
4,301	National Storage Affiliates Trust REIT	129,073
9,169	New Senior Investment Group, Inc. REIT	26,590
9,279	Newmark Group, Inc., Class A	39,436
1,694	NexPoint Residential Trust, Inc. REIT	54,174
2,270	Office Properties Income Trust REIT	57,408
1,068	One Liberty Properties, Inc. REIT	16,928
7,415	Pebblebrook Hotel Trust REIT	101,289
17,669	Pennsylvania Real Estate Investment Trust REIT	19,966
6,532	Physicians Realty Trust REIT	112,808
6,586	Piedmont Office Realty Trust, Inc., Class A REIT	109,855
3,724	PotlatchDeltic Corp. REIT	126,579
4,752	Preferred Apartment Communities, Inc., Class A REIT	33,216
955	PS Business Parks, Inc. REIT	127,626
1,852	QTS Realty Trust, Inc., Class A REIT	127,047
190	Rafael Holdings, Inc., Class B*	3,285
3,562	RE/MAX Holdings, Inc., Class A	99,700
16,332	Realogy Holdings Corp.	98,972
9,758	Redfin Corp.*	292,642
4,834	Retail Opportunity Investments Corp. REIT	45,391
1,917	Retail Value, Inc. REIT	22,218
3,748	Rexford Industrial Realty, Inc. REIT	149,170
9,038	RLJ Lodging Trust REIT	93,182
2,664	RMR Group, Inc. (The), Class A	71,821
5,782	RPT Realty REIT	33,362
2,233	Ryman Hospitality Properties, Inc. REIT	76,324
8,500	Sabra Health Care REIT, Inc. REIT	114,410
657	Saul Centers, Inc. REIT	19,960
1,211	Seritage Growth Properties, Class A REIT*	9,531
1,415	St Joe Co. (The)*	27,239
3,998	STAG Industrial, Inc. REIT	107,546
8,572	Summit Hotel Properties, Inc. REIT	53,575
14,106	Sunstone Hotel Investors, Inc. REIT	124,838
5,255	Tanger Factory Outlet Centers, Inc. REIT	32,318
2,441	Terreno Realty Corp. REIT	124,955
2,638	UMH Properties, Inc. REIT	32,922
8,532	Uniti Group, Inc. REIT	70,389

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
721	Universal Health Realty Income Trust REIT	$ 67,334
2,954	Urban Edge Properties REIT	28,802
1,353	Urstadt Biddle Properties, Inc., Class A REIT	17,264
11,360	Washington Prime Group, Inc. REIT	7,277
2,503	Washington Real Estate Investment Trust REIT	54,891
1,920	Whitestone REIT	11,808
6,916	Xenia Hotels & Resorts, Inc. REIT	62,244
		5,941,523

Utilities – 4.4%
2,738	ALLETE, Inc.	160,803
2,622	American States Water Co.	215,030
642	Artesian Resources Corp., Class A	22,541
27,245	Atlantic Power Corp.*	57,214
3,250	Avista Corp.	127,302
2,934	Black Hills Corp.	181,057
2,142	California Water Service Group	100,674
1,486	Chesapeake Utilities Corp.	134,245
7,002	Clearway Energy, Inc., Class A	142,071
8,153	Clearway Energy, Inc., Class C	178,632
3,678	Consolidated Water Co. Ltd. (Cayman Islands)	54,545
2,045	El Paso Electric Co.	138,999
3,672	Genie Energy Ltd., Class B	31,616
1,766	MGE Energy, Inc.	119,894
604	Middlesex Water Co.	40,987
3,968	New Jersey Resources Corp.	139,356
1,301	Northwest Natural Holding Co.	83,407
2,588	NorthWestern Corp.	155,591
2,512	ONE Gas, Inc.	210,933
2,436	Ormat Technologies, Inc.	177,365
2,323	Otter Tail Corp.	99,680
4,204	PNM Resources, Inc.	171,607
4,662	Portland General Electric Co.	219,627
3,852	Pure Cycle Corp.*	39,136
1,318	RGC Resources, Inc.	34,795
1,269	SJW Group	79,744
3,447	South Jersey Industries, Inc.	97,757
2,525	Southwest Gas Holdings, Inc.	191,774
2,921	Spark Energy, Inc., Class A	24,011

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
2,212	Spire, Inc.	$ 161,299
1,587	Sunnova Energy International, Inc. *	23,805
7,721	TerraForm Power, Inc., Class A	141,912
1,236	Unitil Corp.	59,538
984	York Water Co. (The)	43,690
		3,860,637

TOTAL COMMON STOCKS
(Cost $94,077,849)		$86,625,932

Units	Description	Value

Right – 0.0%
Financials – 0.0%
153	NewStar Financial, Inc. CVR*(b)
(Cost $107)		$ 37

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $94,077,956)		$86,625,969

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,544,671	0.151%	$ 1,544,671
(Cost $1,544,671)

TOTAL INVESTMENTS – 100.6%
(Cost $95,622,627)		$88,170,640

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(519,824)

NET ASSETS – 100.0%		$87,650,816

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CVR	— Contingent Value Right
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

E-mini Russell 2000 Index	10	06/19/20	$539,886	$156,514

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities – Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and ETFs. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2020:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$55,349,363	$4,310,446	$—
Asia	1,285,312,632	70,427,224	—
Europe	21,807,729	—	—
North America	42,119,606	—	—
South America	96,665,207	21,854,716	—
Securities Lending Reinvestment Vehicle	4,090,657	—	—

Total	$1,505,345,194	$96,592,386	$—

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$28,047	$—	$—
Asia	71,535	—	—
Europe	14,220,975	96,027	—
North America	108,235	—	—
Oceania	104,660	—	—
Securities Lending Reinvestment Vehicle	377,476	—	—

Total	$14,910,928	$96,027	$—

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$2,260,473	$—	$—
Asia	404,022,666	—	—
Europe	824,785,087	7,078,516	—
North America	146,256,371	775,187	—
Oceania	88,805,196	777,574	—
South America	627,768	—	—
Securities Lending Reinvestment Vehicle	31,087,558	—	—

Total	$1,497,845,119	$8,631,277	$—

Derivative Type

Assets(b)
Futures Contracts	$886,153	$—	$—

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$18,475,345	$—	$—
Securities Lending Reinvestment Vehicle	171,773	—	—

Total	$18,647,118	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$13,582	$—	$—

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$8,138,607,581	$—	$—
Securities Lending Reinvestment Vehicle	12,199,559	—	—

Total	$8,150,807,140	$—	$—

ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$148,098	$—	$—
Europe	336,660	—	—
North America	86,077,937	—	37
South America	63,237	—	—
Securities Lending Reinvestment Vehicle	1,544,671	—	—

Total	$88,170,603	$—	$37

Derivative Type

Assets(b)
Futures Contracts	$156,514	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)	Amount shown represents unrealized gain at period end.

C. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Please refer to the Fund’s respective Schedule of Investments to find the table which provide information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund for the period ended May 31, 2020.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.